UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President and Secretary

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2018 - April 30, 2019

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the shareholder reports will be made available on the Funds’ website (www.1290Funds.com/literature.php), and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive the Funds’ shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Funds, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@dfinsolutions.com.

Beginning on January 1, 2019, you may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-888-310-0416 or send an e-mail request to 1290Funds@dfinsolutions.com to let the Funds know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all 1290 Funds held in your account if you invest through your financial intermediary or all 1290 Funds held with the fund complex if you invest directly with the Funds.

1290 Funds

Semi-Annual Report

April 30, 2019

Market Overview for the Six Months Ended April 30, 2019

Market Update

The six-month period ended April 30, 2019 was characterized by heightened macroeconomic uncertainty, which translated into sharp market directional changes. By the conclusion of the reporting period, faced with political pressure to cut interest rates, below-target inflation and surging U.S. job growth, the U.S. Federal Reserve (Fed) had decided to place a hold on its anti-inflationary monetary policy. The Fed’s mandate to target maximum employment and stable prices remained in focus, as the long-lived U.S. economic expansion and the bull market rolled onward at the end of the period.

In the bond markets, the Fed’s decision appeared to be supported by the lack of inflation and signs that the U.S. economy may have sidestepped a recession. The European economic outlook remained cloudy, but unexpectedly strong eurozone gross domestic product (GDP) growth in the first quarter and surprise gains in German and Polish inflation figures sent interest rates higher. As U.K. economic data continued to defy Brexit odds and display unexpected strength, bonds also sold off. Meanwhile, some peripheral sovereigns, like Spain and Portugal, rallied. Faced with persistent, below-target inflation, the Bank of Japan held steady on monetary policy, pledging to keep rates accommodative through 2020 while lowering its outlook for growth and price gains. As a result, short- and medium-term Japanese government bond yields remained negative. Mexican bonds also saw yields rise modestly, but short-dated South African bonds rallied. President Trump’s political maneuvers to block Iranian oil exports and influence global supply upset crude prices and global markets and introduced new volatility. Meanwhile, copper prices softened, raising caution around the outlook for Chinese and global growth. However, both the U.S. and China signaled that a trade resolution may be near, which could help lift business sentiment and global growth.

In the U.S. equity markets, the S&P 500 Index rose 9.8%, but the trend was volatile. The last quarter of 2018 saw a substantial drop in equity prices. Investors’ concerns mostly centered on the implications of a possible U.S.-China trade war, as well as hawkish Fed policy in the face of slowing economic trends: by the end of 2018, the S&P 500 was off 14% from its peak in September while the Russell 2000 Index, a measure of small-capitalization stocks, was down 22% from its peak in August. In the first quarter of 2019, however, U.S. stocks registered their best first three months since 1998. The shift in Fed policy and anticipation of a trade deal with China fueled the rally.

Broadly speaking, smaller companies were harder hit at the end of the 4th quarter as the market grappled with the potential slowdown in global growth and these companies did not bounce back as strongly as larger companies during the first quarter. However, going into 2019, smaller-capitalization companies continued to benefit from the corporate tax cut, lower international exposure and some cushion from trade disruptions.

The rally that started in 2019 also brought gains to battered international markets. The eurozone equity markets all advanced, but to varying degrees, as equity market sentiment recovered despite slowing economic activity across the region. In the Asia-Pacific region, Japan underperformed as uncertainty around U.S. trade protectionism, an upcoming sales-tax hike and low levels of growth weighed on sentiment. Hong Kong rallied amid a rebound in mainland Chinese sentiment. Emerging-market equities registered a strong return in the first quarter of 2019, helped by the rebound in Chinese stock prices.

Source: AXA Equitable Funds Management Group, LLC doing business as 1290 Asset Managers®. As of 4/30/19.

This information is provided for general information only and is not intended to provide specific advice or recommendations for any individual investor.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. No investment is risk-free. Bond investments are subject to interest rate risk so that when interest rates rise, the prices of bonds can decrease and the investor can lose principal value. High yield bonds are subject to a high degree of credit and market risk. International securities carry additional risks including currency exchange fluctuation and different government regulations, economic conditions or accounting standards. Smaller company stocks involve a greater risk than is customarily associated with more established companies. Index performance is referenced for illustrative purposes only. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change. Please see the Portfolio of Investments for a complete list of fund holdings.

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the 1290 Funds as shown on the following pages compares each Fund’s performance to that of a broad-based securities index and, with respect to certain Funds, customized composite benchmarks. Each Fund’s rates of return are net of investment advisory fees and expenses of the Fund. Each Fund has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Fund will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Benchmarks

60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the S&P 500® Index at a weighting of 60% and the Bloomberg Barclays U.S. Aggregate Bond Index at a weighting of 40%.

Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities.

ICE BofAML US 3-Month Treasury Bill Index (“ICE BofAML 3 mo T-Bill”) measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

ICE BofAML US Convertible Index consists of U.S. dollar denominated investment grade and non-investment grade convertible securities sold into the U.S. market and publicly traded in the United States. The index constituents are market value weighted based on the convertible securities prices and outstanding shares, and the underlying index is rebalanced daily.

ICE BofAML US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. It is capitalization-weighted.

Morgan Stanley Capital International (MSCI) ACWI (Net) Index (“MSCI ACWI (Net) Index”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 24 emerging markets. The index covers approximately 85% of the global investment opportunities.

Morgan Stanley Capital International (MSCI) ACWI Minimum Volatility (Net) Index (“MSCI ACWI Minimum Volatility (Net) Index”) aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid cap equities across 23 developed markets and 23 emerging markets countries. The index is calculated by optimizing the MSCI ACWI Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). Historically, the index has shown lower beta and volatility characteristics relative to the MSCI ACWI Index.

Morgan Stanley Capital International (MSCI) World (Net) Index (“MSCI World (Net) Index”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.

Russell 2500™ Value Index measures the performance of those Russell 2500TM Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) is a weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

The Standard & Poor’s Target Date Index Series (each, an “S&P Target Date Index”) comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

Glossary

Derivative is a financial instrument with a price that is dependent upon or derived from one or more underlying assets.

Diversified spread is the sale of multiple, diversified futures contracts and the purchase of other multiple, diversified offsetting futures contracts. A spread tracks the difference between a long and short position.

Mortgage backed security (MBS) is a type of asset-backed security that is secured by a mortgage or collection of mortgages.

Quantitative easing is the introduction of new money into the money supply by a central bank.

Shiller Barclays Cyclically Adjusted Price-to-Earnings (CAPE) Total Return Index aims to identify undervalued sectors in the large-cap equity market based on a modified CAPE® ratio, which is designed to assess longer term equity valuations by using an inflation adjusted earnings horizon.

Smart beta defines a set of investment strategies that emphasize the use of alternative index construction rules to traditional market capitalization based indices.

Swap is a derivative contract through which two parties exchange financial instruments.

1290 CONVERTIBLE SECURITIES FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	Palisade Capital Management, L.L.C.

PERFORMANCE RESULTS

Total Returns as of 4/30/19

		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	11.16%	9.84%	6.33%
	with Sales Charge (a)	6.12	4.93	5.06
Fund – Class I Shares*		11.30	10.09	6.59
Fund – Class R Shares*		11.03	9.49	6.05
ICE BofAML US Convertible Index		9.29	10.96	7.91

* Date of inception 7/6/15. (a) A 4.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratios for Class A, I and R shares were 1.94%, 1.69% and 2.19%, respectively. The net expense ratios for Class A, I and R shares were 1.25%, 1.00% and 1.50%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — Palisade Capital Management, L.L.C.

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, U.S. convertibles benefited from the strength of both asset classes, posting double-digit gains in the first four months of the year.

Fund Highlights

The Fund’s Class I shares returned 11.30% for the six-month period ended April 30, 2019. The Fund’s benchmark, ICE BofAML US Convertible Index, returned 9.29% over the same time period. Positioning in technology helped performance as these issuers benefited from the positive economic backdrop. Offsetting this strength was weaker performance in the industrials sector.

What helped performance during the six-month period ended April 30, 2019:

•

An overweight to the outperforming technology sector, as well as the securities held within the sector, posted strong returns. Notably, Novellus Systems, Inc., Palo Alto Networks, Inc., and Coupa, Inc. generated double-digit returns.

•	An underweight and outperformance in the financials sector added value, with a notably strong return from LendingTree, Inc. bolstering relative results.

•	Elsewhere, individual companies in the health care and consumer discretionary sectors produced good results, led by double-digit returns from Exact Sciences Corporation and Mercado Libre, Inc.

What hurt performance during the six-month period ended April 30, 2019:

•

Only partially offsetting the outperformance was an overweight to the relatively weak health care sector. Notably hampering results was the Fund’s higher exposure in the pharmaceuticals and health care industries.

•	Disappointing returns from Dycom Industries, Inc. and Greenbrier Companies, Inc. held back results in the industrials sector.

•	An overweight to the underperforming transportation sector also weighed on results for the period.

Outlook

Low inflation, low unemployment, stable credit markets, and an accommodative U.S. Federal Reserve stance may provide a supportive environment for both economic growth and convertible valuations. We are mindful that the U.S. and China could potentially resolve their trade dispute soon, which could act as a catalyst for further near-term gains. Offsetting this view is the possibility a positive trade deal is already priced into the market given robust year-to-date gains.

Sector Weightings as of April 30, 2019	% of Net Assets
Information Technology	36.3%
Health Care	23.9
Consumer Discretionary	8.3
Industrials	7.7
Financials	7.6
Communication Services	4.4
Energy	2.9
Real Estate	1.9
Materials	1.7
Utilities	1.2
Investment Company	0.6
Consumer Staples	0.6
Cash and Other	2.9

100.0%

Holdings are subject to change without notice.

1290 CONVERTIBLE SECURITIES FUND (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class A
Actual	$1,000.00	$1,111.60	$6.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class I
Actual	1,000.00	1,113.00	5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class R
Actual	1,000.00	1,110.30	7.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50

*  Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.25%, 1.00% and 1.50%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (82.1%)
Communication Services (4.4%)
Entertainment (1.0%)
Live Nation Entertainment, Inc.
2.500%, 3/15/23	$105,000	$123,434
Pandora Media LLC
1.750%, 12/1/23	110,000	123,495

		246,929

Interactive Media & Services (1.4%)
Momo, Inc.
1.250%, 7/1/25§	61,000	57,073
Twitter, Inc.
0.250%, 6/15/24§	171,000	172,661
Weibo Corp.
1.250%, 11/15/22	91,000	86,181
Zillow Group, Inc.
1.500%, 7/1/23	34,000	30,988

		346,903

Media (2.0%)
DISH Network Corp.
3.375%, 8/15/26	395,000	362,338
Liberty Interactive LLC
1.750%, 9/30/46§	116,000	139,226

		501,564

Total Communication Services		1,095,396

Consumer Discretionary (8.3%)
Diversified Consumer Services (0.7%)
Chegg, Inc.
0.125%, 3/15/25§	166,000	158,737

Hotels, Restaurants & Leisure (1.2%)
Caesars Entertainment Corp.
5.000%, 10/1/24	207,000	306,375

Internet & Direct Marketing Retail (4.9%)
Booking Holdings, Inc.
0.350%, 6/15/20	350,000	500,121
Ctrip.com International Ltd.
1.250%, 9/15/22	45,000	45,877
Etsy, Inc.
(Zero Coupon), 3/1/23	67,000	130,357
IAC FinanceCo, Inc.
0.875%, 10/1/22§	147,000	228,309
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47§	102,000	101,981
MercadoLibre, Inc.
2.000%, 8/15/28§	64,000	82,640
Wayfair, Inc.
0.375%, 9/1/22	70,000	115,194

		1,204,479

Specialty Retail (1.5%)
Guess?, Inc.
2.000%, 4/15/24§	100,000	103,839
RH
(Zero Coupon), 7/15/20	61,000	67,227
(Zero Coupon), 6/15/23§	228,000	197,850

		368,916

Total Consumer Discretionary		2,038,507

Consumer Staples (0.6%)
Personal Products (0.6%)
Herbalife Nutrition Ltd.
2.625%, 3/15/24	132,000	138,178

Total Consumer Staples		138,178

Energy (2.7%)
Energy Equipment & Services (1.4%)
SEACOR Holdings, Inc.
3.250%, 5/15/30	148,000	135,961
Transocean, Inc.
0.500%, 1/30/23	182,000	194,856

		330,817

Oil, Gas & Consumable Fuels (1.3%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	94,800
Chesapeake Energy Corp.
5.500%, 9/15/26 (e)	201,000	182,274
Oasis Petroleum, Inc.
2.625%, 9/15/23	56,000	53,543

		330,617

Total Energy		661,434

Financials (1.6%)
Consumer Finance (0.7%)
Encore Capital Group, Inc.
3.000%, 7/1/20	90,000	86,281
PRA Group, Inc.
3.500%, 6/1/23	99,000	91,335

		177,616

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	60,000	58,688

Thrifts & Mortgage Finance (0.7%)
LendingTree, Inc.
0.625%, 6/1/22	86,000	165,013

Total Financials		401,317

Health Care (20.6%)
Biotechnology (8.6%)
Alder Biopharmaceuticals, Inc.
2.500%, 2/1/25	115,000	110,303
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	211,000	236,584
Clovis Oncology, Inc.
2.500%, 9/15/21	128,000	113,984
Exact Sciences Corp.
1.000%, 1/15/25	296,000	446,094
Flexion Therapeutics, Inc.
3.375%, 5/1/24	144,000	120,343
Incyte Corp.
1.250%, 11/15/20	75,000	115,296
Inovio Pharmaceuticals, Inc.
6.500%, 3/1/24§	66,000	66,124
Insmed, Inc.
1.750%, 1/15/25	175,000	182,109
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	81,000	104,128

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23§	$315,000	$272,973
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	98,000	118,270
Radius Health, Inc.
3.000%, 9/1/24	69,000	59,823
Retrophin, Inc.
2.500%, 9/15/25	58,000	51,406
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	73,000	130,122

		2,127,559

Health Care Equipment & Supplies (4.2%)
CONMED Corp.
2.625%, 2/1/24§	117,000	128,002
DexCom, Inc.
0.750%, 5/15/22	170,000	231,312
Insulet Corp.
1.375%, 11/15/24§	151,000	172,056
Nevro Corp.
1.750%, 6/1/21	182,000	184,523
NuVasive, Inc.
2.250%, 3/15/21	71,000	81,474
Wright Medical Group NV
2.250%, 11/15/21	171,000	251,296

		1,048,663

Health Care Providers & Services (1.8%)
Anthem, Inc.
2.750%, 10/15/42	54,000	196,425
Molina Healthcare, Inc.
1.125%, 1/15/20	74,000	235,807

		432,232

Health Care Technology (1.8%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	105,000	103,113
Evolent Health, Inc.
2.000%, 12/1/21	124,000	121,372
Teladoc Health, Inc.
3.000%, 12/15/22	152,000	230,215

		454,700

Life Sciences Tools & Services (1.3%)
Illumina, Inc.
0.500%, 6/15/21	182,000	248,885
(Zero Coupon), 8/15/23§	66,000	71,141

		320,026

Pharmaceuticals (2.9%)
Dermira, Inc.
3.000%, 5/15/22	174,000	152,159
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	91,000	102,091
Jazz Investments I Ltd.
1.875%, 8/15/21	241,000	239,042
Medicines Co. (The)
2.500%, 1/15/22	131,000	141,607
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24§	91,000	70,343

		705,242

Total Health Care		5,088,422

Industrials (6.5%)
Air Freight & Logistics (1.4%)
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/24	131,000	137,406
Echo Global Logistics, Inc.
2.500%, 5/1/20	200,000	195,774

		333,180

Building Products (0.5%)
Patrick Industries, Inc.
1.000%, 2/1/23	142,000	129,859

Construction & Engineering (1.5%)
Dycom Industries, Inc.
0.750%, 9/15/21	179,000	168,905
KBR, Inc.
2.500%, 11/1/23§	62,000	67,618
Tutor Perini Corp.
2.875%, 6/15/21	143,000	140,877

		377,400

Machinery (2.4%)
Chart Industries, Inc.
1.000%, 11/15/24§	77,000	122,939
Fortive Corp.
0.875%, 2/15/22§	198,000	208,895
Greenbrier Cos., Inc. (The)
2.875%, 2/1/24	270,000	270,538

		602,372

Transportation Infrastructure (0.7%)
Macquarie Infrastructure Corp.
2.000%, 10/1/23	191,000	167,607

Total Industrials		1,610,418

Information Technology (35.7%)
Communications Equipment (1.8%)
Infinera Corp.
2.125%, 9/1/24	155,000	121,452
Lumentum Holdings, Inc.
0.250%, 3/15/24	253,000	314,244

		435,696

Electronic Equipment, Instruments & Components (0.6%)
TTM Technologies, Inc.
1.750%, 12/15/20	105,000	150,453

IT Services (3.5%)
Akamai Technologies, Inc.
0.125%, 5/1/25§	149,000	157,721
Euronet Worldwide, Inc.
0.750%, 3/15/49§	27,000	30,135
GDS Holdings Ltd.
2.000%, 6/1/25§	56,000	56,122
Okta, Inc.
0.250%, 2/15/23	67,000	148,258
Square, Inc.
0.500%, 5/15/23§	181,000	216,108
Twilio, Inc.
0.250%, 6/1/23§	82,000	164,197
Wix.com Ltd.
(Zero Coupon), 7/1/23§	87,000	102,317

		874,858

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Semiconductors & Semiconductor Equipment (14.6%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	$107,000	$377,288
Cypress Semiconductor Corp.
4.500%, 1/15/22	162,000	225,822
Inphi Corp.
1.125%, 12/1/20	87,000	109,403
Intel Corp.
3.250%, 8/1/39	164,000	409,552
Microchip Technology, Inc.
1.625%, 2/15/25	259,000	514,376
1.625%, 2/15/27	485,000	629,220
Micron Technology, Inc.
Series F 2.125%, 2/15/33	19,000	72,947
Novellus Systems, Inc.
2.625%, 5/15/41	66,000	415,213
NXP Semiconductors NV
1.000%, 12/1/19	45,000	49,754
ON Semiconductor Corp.
1.000%, 12/1/20	199,000	265,875
Rambus, Inc.
1.375%, 2/1/23	91,000	86,168
Silicon Laboratories, Inc.
1.375%, 3/1/22	116,000	147,634
Synaptics, Inc.
0.500%, 6/15/22	107,000	97,691
Teradyne, Inc.
1.250%, 12/15/23	121,000	198,339

		3,599,282

Software (13.8%)
Coupa Software, Inc.
0.375%, 1/15/23§	60,000	141,102
DocuSign, Inc.
0.500%, 9/15/23§	122,000	131,380
FireEye, Inc.
0.875%, 6/1/24§	255,000	255,601
Guidewire Software, Inc.
1.250%, 3/15/25	167,000	190,008
HubSpot, Inc.
0.250%, 6/1/22	91,000	181,400
New Relic, Inc.
0.500%, 5/1/23§	83,000	96,785
Nutanix, Inc.
(Zero Coupon), 1/15/23	181,000	206,603
Palo Alto Networks, Inc.
0.750%, 7/1/23§	388,000	439,782
Pluralsight, Inc.
0.375%, 3/1/24§	66,000	75,226
Q2 Holdings, Inc.
0.750%, 2/15/23	75,000	105,104
RealPage, Inc.
1.500%, 11/15/22	93,000	151,766
RingCentral, Inc.
(Zero Coupon), 3/15/23	78,000	117,803
ServiceNow, Inc.
(Zero Coupon), 6/1/22	119,000	240,825
Splunk, Inc.
0.500%, 9/15/23§	397,000	452,089
1.125%, 9/15/25§	61,000	71,024

Verint Systems, Inc.
1.500%, 6/1/21	188,000	210,488
Workday, Inc.
0.250%, 10/1/22	141,000	209,277
Zendesk, Inc.
0.250%, 3/15/23	90,000	135,361

		3,411,624

Technology Hardware, Storage & Peripherals (1.4%)
Pure Storage, Inc.
0.125%, 4/15/23	217,000	239,555
Western Digital Corp.
1.500%, 2/1/24§	106,000	94,565

		334,120

Total Information Technology		8,806,033

Materials (0.7%)
Metals & Mining (0.7%)
Allegheny Technologies, Inc.
4.750%, 7/1/22	42,000	78,228
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	61,000	83,957

Total Materials		162,185

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Colony Capital, Inc. (REIT)
5.000%, 4/15/23	111,000	104,325
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	54,000	62,638

		166,963

Real Estate Management & Development (0.4%)
Redfin Corp.
1.750%, 7/15/23	97,000	93,787

Total Real Estate		260,750

Total Convertible Bonds		20,262,640

Total Long-Term Debt Securities (82.1%) (Cost $18,602,547)		20,262,640

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Energy (0.2%)
Energy Equipment & Services (0.2%)
Nabors Industries Ltd.,
6.000%	1,466	39,421

Total Energy		39,421

Financials (6.0%)
Banks (4.5%)
Bank of America Corp.,
Series L 7.250%	292	385,589
Wells Fargo & Co.,
Series L 7.500%	550	719,092

		1,104,681

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Markets (0.9%)
Mandatory Exchangeable Trust,
5.750%§	1,083	$224,300

Insurance (0.6%)
Assurant, Inc.,
Series D 6.500%	1,583	164,648

Total Financials		1,493,629

Health Care (3.3%)
Health Care Equipment & Supplies (3.3%)
Becton Dickinson and Co.,
Series A 6.125%	9,652	574,391
Danaher Corp.,
Series A 4.750%*	229	241,251

Total Health Care		815,642

Industrials (1.2%)
Machinery (1.2%)
Fortive Corp.,
Series A 5.000%	208	224,523
Rexnord Corp.,
Series A 5.750%	1,335	78,298

Total Industrials		302,821

Information Technology (0.6%)
Electronic Equipment, Instruments & Components (0.6%)
Belden, Inc.,
6.750%	1,833	137,640

Total Information Technology		137,640

Materials (1.0%)
Chemicals (1.0%)
International Flavors & Fragrances, Inc.,
6.000%	3,650	191,370
Rayonier Advanced Materials, Inc.,
Series A 8.000%	548	57,107

Total Materials		248,477

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Crown Castle International Corp. (REIT),
Series A 6.875%	186	214,642

Total Real Estate		214,642

Utilities (1.2%)
Electric Utilities (0.7%)
American Electric Power Co., Inc.,
6.125%*	1,990	103,440
NextEra Energy, Inc.,
6.123%	1,095	68,328

		171,768

Multi-Utilities (0.5%)
Sempra Energy,
Series A 6.000%	1,198	128,054

Total Utilities		299,822

Total Convertible Preferred Stocks (14.4%) (Cost $3,367,235)		3,552,094

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	150,393	150,438

Total Short-Term Investment (0.6%) (Cost $150,438)		150,438

Total Investments in Securities (97.1%) (Cost $22,120,220)		23,965,172
Other Assets Less Liabilities (2.9%)		710,622

Net Assets (100%)		$24,675,794

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2019, the market value of these securities amounted to $5,130,861 or 20.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2019. Maturity date disclosed is the ultimate maturity date.

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$1,095,396	$—	$1,095,396
Consumer Discretionary	—	2,038,507	—	2,038,507
Consumer Staples	—	138,178	—	138,178
Energy	—	661,434	—	661,434
Financials	—	401,317	—	401,317
Health Care	—	5,088,422	—	5,088,422
Industrials	—	1,610,418	—	1,610,418
Information Technology	—	8,806,033	—	8,806,033
Materials	—	162,185	—	162,185
Real Estate	—	260,750	—	260,750
Convertible Preferred Stocks
Energy	39,421	—	—	39,421
Financials	1,269,329	224,300	—	1,493,629
Health Care	815,642	—	—	815,642
Industrials	302,821	—	—	302,821
Information Technology	137,640	—	—	137,640
Materials	248,477	—	—	248,477
Real Estate	214,642	—	—	214,642
Utilities	299,822	—	—	299,822
Short-Term Investment
Investment Company	150,438	—	—	150,438

Total Assets	$3,478,232	$20,486,940	$—	$23,965,172

Total Liabilities	$—	$—	$—	$—

Total	$3,478,232	$20,486,940	$—	$23,965,172

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,906,623
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,040,023

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,854,200
Aggregate gross unrealized depreciation	(1,150,476)

Net unrealized appreciation	$1,703,724

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,261,448

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $22,120,220)	$23,965,172
Cash	646,000
Receivable for securities sold	94,288
Dividends, interest and other receivables	85,348
Receivable for Fund shares sold	14,944
Prepaid registration and filing fees	11,836

Total assets	24,817,588

LIABILITIES
Payable for securities purchased	64,407
Dividends and distributions payable	22,932
Transfer agent fees payable	2,698
Administrative fees payable	2,303
Payable for Fund shares redeemed	749
Trustees’ fees payable	444
Distribution fees payable – Class A	110
Distribution fees payable – Class R	58
Accrued expenses	48,093

Total liabilities	141,794

NET ASSETS	$24,675,794

Net assets were comprised of:
Paid in capital	$22,296,995
Total distributable earnings (loss)	2,378,799

Net assets	$24,675,794

Class A
Net asset value and redemption price per share, $539,220 / 48,723 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.07
Maximum sales charge (4.50% of offering price)	0.52

Maximum offering price per share	$11.59

Class I
Net asset value and redemption price per share, $23,993,337 / 2,167,637 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.07

Class R
Net asset value and redemption price per share, $143,237 / 12,946 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.06

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$155,606
Dividends	92,503

Total income	248,109

EXPENSES
Investment advisory fees	80,717
Professional fees	40,682
Administrative fees	17,297
Registration and filing fees	16,665
Printing and mailing expenses	16,562
Transfer agent fees	14,968
Custodian fees	4,639
Trustees’ fees	1,139
Distribution fees – Class A	646
Distribution fees – Class R	332
Miscellaneous	9,668

Gross expenses	203,315
Less: Waiver from investment adviser	(86,992)

Net expenses	116,323

NET INVESTMENT INCOME (LOSS)	131,786

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	700,060
Net change in unrealized appreciation (depreciation) on investments in securities	1,658,035

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,358,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,489,881

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$131,786	$333,842
Net realized gain (loss)	700,060	1,094,133
Net change in unrealized appreciation (depreciation)	1,658,035	(1,515,380)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,489,881	(87,405)

Distributions to shareholders:
Class A	(27,007)	(14,254)
Class I	(1,228,800)	(777,213)
Class R	(6,882)	(3,914)

Total distributions to shareholders	(1,262,689)	(795,381)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 5,963 and 10,198 shares, respectively ]	62,948	114,133
Capital shares issued in reinvestment of dividends [ 2,160 and 1,010 shares, respectively ]	21,434	10,820
Capital shares repurchased [ (8,135) and (2,118) shares, respectively ]	(84,463)	(23,402)

Total Class A transactions	(81)	101,551

Class I
Capital shares sold [ 27,758 and 82,739 shares, respectively ]	298,478	914,895
Capital shares issued in reinvestment of dividends [ 9,978 and 4,466 shares, respectively ]	99,210	47,979
Capital shares repurchased [ (28,127) and (25,797) shares, respectively ]	(294,048)	(283,983)

Total Class I transactions	103,640	678,891

Class R
Capital shares sold [ 228 and 2,514 shares, respectively ]	2,309	27,506
Capital shares issued in reinvestment of dividends [ 145 and 69 shares, respectively ]	1,436	733
Capital shares repurchased [ (3) and (17) shares, respectively ]	(31)	(185)

Total Class R transactions	3,714	28,054

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	107,273	808,496

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,334,465	(74,290)
NET ASSETS:
Beginning of period	23,341,329	23,415,619

End of period	$24,675,794	$23,341,329

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,			July 6, 2015* to October 31, 2015
Class A		2018	2017	2016
Net asset value, beginning of period	$10.52	$10.91	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.13	0.16	0.14	0.03
Net realized and unrealized gain (loss)	1.06	(0.18)	1.43	0.04	(0.44)

Total from investment operations	1.11	(0.05)	1.59	0.18	(0.41)

Less distributions:
Dividends from net investment income	(0.19)	(0.23)	(0.24)	(0.18)	(0.03)
Distributions from net realized gains	(0.37)	(0.11)	—	—	—

Total dividends and distributions	(0.56)	(0.34)	(0.24)	(0.18)	(0.03)

Net asset value, end of period	$11.07	$10.52	$10.91	$9.56	$9.56

Total return (b)	11.16%	(0.46)%	16.82%	1.97%	(4.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$539	$512	$433	$374	$206
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%	1.30%	1.30%	1.30%	1.30%
Before waivers and reimbursements (a)(f)	2.00%	1.94%	2.07%	2.26%	2.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.90%	1.14%	1.54%	1.49%	1.09	%(l)
Before waivers and reimbursements (a)(f)	0.15%	0.49%	0.78%	0.52%	0.30	%(l)
Portfolio turnover rate (z)^	22%	45%	41%	32%	6%

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,			July 6, 2015* to October 31, 2015
Class I		2018	2017	2016
Net asset value, beginning of period	$10.52	$10.91	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.15	0.18	0.17	0.04
Net realized and unrealized gain (loss)	1.06	(0.17)	1.43	0.04	(0.44)

Total from investment operations	1.12	(0.02)	1.61	0.21	(0.40)

Less distributions:
Dividends from net investment income	(0.20)	(0.26)	(0.26)	(0.21)	(0.04)
Distributions from net realized gains	(0.37)	(0.11)	—	—	—

Total dividends and distributions	(0.57)	(0.37)	(0.26)	(0.21)	(0.04)

Net asset value, end of period	$11.07	$10.52	$10.91	$9.56	$9.56

Total return (b)	11.30%	(0.23)%	17.11%	2.23%	(4.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,993	$22,697	$22,874	$19,584	$19,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.05%	1.05%	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.75%	1.69%	1.82%	1.99%	1.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.40%	1.80%	1.78%	1.37	%(l)
Before waivers and reimbursements (a)(f)	0.40%	0.75%	1.03%	0.84%	0.70	%(l)
Portfolio turnover rate (z)^	22%	45%	41%	32%	6%

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,			July 6, 2015* to October 31, 2015
Class R		2018	2017	2016
Net asset value, beginning of period	$10.51	$10.91	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.10	0.13	0.12	0.03
Net realized and unrealized gain (loss)	1.06	(0.18)	1.43	0.04	(0.45)

Total from investment operations	1.09	(0.08)	1.56	0.16	(0.42)

Less distributions:
Dividends from net investment income	(0.17)	(0.21)	(0.21)	(0.16)	(0.02)
Distributions from net realized gains	(0.37)	(0.11)	—	—	—

Total dividends and distributions	(0.54)	(0.32)	(0.21)	(0.16)	(0.02)

Net asset value, end of period	$11.06	$10.51	$10.91	$9.56	$9.56

Total return (b)	11.03%	(0.78)%	16.53%	1.72%	(4.16)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$143	$132	$109	$96	$96
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.50%	1.55%	1.55%	1.55%	1.55%
Before waivers and reimbursements (a)(f)	2.25%	2.19%	2.32%	2.49%	2.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.90%	1.30%	1.28%	0.87	%(l)
Before waivers and reimbursements (a)(f)	(0.10)%	0.25%	0.53%	0.34%	0.20	%(l)
Portfolio turnover rate (z)^	22%	45%	41%	32%	6%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 DIVERSIFIED BOND FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISERS

➢	Brandywine Global Investment Management, LLC (Brandywine Global)

PERFORMANCE RESULTS

Total Returns as of 4/30/19

		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	6.28%	4.77%	2.81%
	with Sales Charge (a)	1.48	0.09	1.58
Fund – Class I Shares*		6.49	5.22	3.09
Fund – Class R Shares*		6.17	4.54	2.56
Bloomberg Barclays U.S. Aggregate Bond Index		5.49	5.29	2.49

* Date of inception 7/6/15. (a) A 4.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratios for Class A, I and R shares were 1.69%, 1.38% and 1.93%, respectively. The net expense ratios for Class A, I and R shares were 0.75%, 0.50% and 1.00%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — Brandywine Global Investment Management, LLC

Surprise gains in German and Polish inflation figures sent core European 10-year government bond yields higher. As U.K. economic data continued to defy Brexit odds and display unexpected strength, gilts also sold off. Meanwhile, some peripheral sovereigns, like Spain and Portugal, rallied. Faced with persistent, below-target inflation, the Bank of Japan held steady on monetary policy, pledging to keep rates accommodative through 2020 while lowering its outlook for growth and price gains. As a result, short- and medium-term Japanese government bond yields remained negative. Mexican bonds also saw yields rise modestly, but short-dated South African bonds rallied. President Trump’s political maneuvers to block Iranian oil exports and influence global supply upset crude prices and global markets and introduced new volatility. Meanwhile, copper prices softened, raising caution around the outlook for Chinese and global growth.

Fund Highlights

The Fund’s Class I shares returned 6.49% for the six-month period ended April 30, 2019. The Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.49% over the same time period.

On June 15, 2018 the 1290 Unconstrained Bond Managers Fund changed its subadviser to Brandywine Global, changed its strategy, and changed its name to the 1290 Diversified Bond Fund. The 1290 Diversified Bond Fund seeks to maximize total return consisting of income and capital appreciation. Under normal circumstances, the Fund invests in a diversified portfolio of U.S. and foreign bonds or other debt securities of varying maturities and other instruments that provide investment exposure to such debt securities, including forwards or derivatives such as options, futures contracts or swap agreements.

What helped performance during the six-month period ended April 30, 2019:

Virtually all of our broad bucket of themes added to performance including:

•	U.S. Government bonds and bond futures

•	Select emerging markets, specifically Mexico, South Africa, and Peru

•	Italian Sovereigns

•	Non-U.S. Dollar currency positioning in select emerging markets, specifically in the Mexican Peso and South African Rand

•	Mortgage-backed securities (MBS)

•	Selectively maneuvering the duration of the portfolio via U.S. Treasuries

•	In aggregate, derivative positions contributed positively to performance for the period

What hurt performance during the six-month period ended April 30, 2019:

•	While mortgages added to performance, our selection of non-agency MBS underperformed the index agency MBS positions, and our overall mortgage allocation was underweight to the benchmark.

•	Our underweight to the benchmark in corporate investment grade bonds underperformed the benchmark’s allocation.

•	A position in German bunds detracted from performance.

1290 DIVERSIFIED BOND FUND (Unaudited)

Outlook

Through the remainder of the year, we expect to see an orderly, albeit subdued, reflation of the global economy. With major central banks remaining relatively accommodative, the constructive backdrop for bond and currency markets may continue in the near term. Similarly, policy shifts from the two main protagonists, the U.S. and China, may help steer the world economy toward a soft landing. If China continues to bolster domestic activity and a U.S.-China trade deal is forthcoming, a resulting China-led recovery could help keep oil and commodity prices stable, lending support to emerging markets and growth in Europe while taking pressure off the U.S. dollar. Furthermore, a trade deal could reignite capital expenditures and spark global economic growth. As tailwinds from the U.S. tax cuts dissipate and domestic growth reverts to trend, we expect to see further softening in the dollar. We believe emerging markets, which still offer compelling valuations despite anticipated volatility, are poised to benefit as these expected developments materialize.

Sector Weightings as of April 30, 2019	% of Net Assets
U.S. Treasury Obligations	31.9%
Foreign Government Securities	23.0
Collateralized Mortgage Obligations	10.0
Asset-Backed Securities	7.6
Financials	7.5
Information Technology	3.0
Energy	2.7
Commercial Mortgage-Backed Securities	2.5
Materials	2.1
Investment Company	1.8
Communication Services	1.7
Real Estate	1.1
Utilities	0.7
Industrials	0.4
Cash and Other	4.0

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class A
Actual	$1,000.00	$1,062.80	$3.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class I
Actual	1,000.00	1,064.90	2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51
Class R
Actual	1,000.00	1,061.70	5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*  Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 0.75%, 0.50% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.6%)
Aames Mortgage Investment Trust,
Series 2006-1 A4 3.037%, 4/25/36 (l)		$1,400,000	$1,383,251
Carrington Mortgage Loan Trust,
Series 2005-NC2 M4 3.497%, 5/25/35 (l)		422,257	422,729
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2 M2 3.167%, 5/25/35 (l)		716,521	713,731
Popular ABS Mortgage Pass-Through Trust,
Series 2005-5 MV1 2.917%, 11/25/35 (l)		829,252	822,570
Towd Point Mortgage Trust,
Series 2017-6 A1 2.750%, 10/25/57 (l)§		791,202	778,732

Total Asset-Backed Securities			4,121,013

Collateralized Mortgage Obligations (10.0%)
COLT Mortgage Loan Trust,
Series 2018-1 A1 2.930%, 2/25/48 (l)§		607,255	605,374
Series 2018-1 A3 3.084%, 2/25/48 (l)§		1,326,418	1,322,079
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-DNA1 M3 8.027%, 7/25/28 (l)		900,000	1,052,518
FNMA,
Series 2016-C03 1M2 7.777%, 10/25/28 (l)		581,000	664,505
Series 2016-C04 1M2 6.727%, 1/25/29 (l)		1,000,000	1,100,398
TDA CAM 9 FTA,
Series 9 B 0.088%, 4/28/50 (l)(m)	EUR	800,000	730,074

Total Collateralized Mortgage Obligations			5,474,948

Commercial Mortgage-Backed Securities (2.5%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K722 X1 1.438%, 3/25/23 IO (l)		$13,227,872	537,145
Series K727 A1 2.632%, 10/25/23		827,448	827,370

Total Commercial Mortgage-Backed Securities			1,364,515

Corporate Bonds (19.2%)
Communication Services (1.7%)
Wireless Telecommunication Services (1.7%)
Sprint Corp.
7.250%, 9/15/21		870,000	911,325

Total Communication Services			911,325

Energy (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
Petroleos Mexicanos
4.250%, 1/15/25		1,015,000	956,130
Saudi Arabian Oil Co.
4.375%, 4/16/49§		545,000	530,230

			1,486,360

Total Energy			1,486,360

Financials (7.5%)
Banks (4.2%)
Bank of America Corp.
Series L 2.250%, 4/21/20		610,000	607,686
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.25%), 3.842%, 7/1/26 (k)		605,000	610,818
JPMorgan Chase & Co.
2.400%, 6/7/21		605,000	600,704
UBS Group Funding Switzerland AG
(ICE LIBOR USD 3 Month + 1.22%), 3.871%, 5/23/23 (k)§		450,000	455,886

			2,275,094

Capital Markets (2.2%)
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.75%), 3.401%, 2/23/23 (k)		1,215,000	1,211,601

Consumer Finance (1.1%)
American Express Co.
2.650%, 12/2/22		610,000	605,437

Total Financials			4,092,132

Industrials (0.4%)
Aerospace & Defense (0.4%)
Boeing Co. (The)
2.700%, 5/1/22		210,000	209,628

Total Industrials			209,628

Information Technology (3.0%)
Semiconductors & Semiconductor Equipment (0.8%)
Qorvo, Inc.
5.500%, 7/15/26§		400,000	417,500

Software (0.3%)
Symantec Corp.
5.000%, 4/15/25§		170,000	173,672

Technology Hardware, Storage & Peripherals (1.9%)
Dell International LLC
7.125%, 6/15/24§		485,000	513,494
6.020%, 6/15/26§		480,000	519,443

			1,032,937

Total Information Technology			1,624,109

Materials (2.1%)
Chemicals (1.2%)
Methanex Corp.
3.250%, 12/15/19		650,000	649,981

Metals & Mining (0.9%)
Steel Dynamics, Inc.
5.125%, 10/1/21		520,000	523,250

Total Materials			1,173,231

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)
2.800%, 6/1/20		605,000	604,642

Total Real Estate			604,642

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Utilities (0.7%)
Electric Utilities (0.7%)
DPL, Inc.
7.250%, 10/15/21		$385,000	$413,875

Total Utilities			413,875

Total Corporate Bonds			10,515,302

Foreign Government Securities (19.2%)
Federative Republic of Brazil
10.000%, 1/1/21	BRL	12,175,000	3,232,758
Republic of Argentina
5.875%, 1/11/28		$650,000	450,414
Republic of Colombia
6.000%, 4/28/28	COP	4,200,000,000	1,244,470
Republic of Indonesia
9.000%, 3/15/29	IDR	26,500,000,000	1,994,474
Republic of Peru
5.940%, 2/12/29 (m)	PEN	2,690,000	859,513
United Mexican States
7.500%, 6/3/27	MXN	9,700,000	491,337
8.000%, 11/7/47		45,200,000	2,236,323

Total Foreign Government Securities			10,509,289

U.S. Treasury Obligations (31.9%)
U.S. Treasury Bonds
2.750%, 8/15/47		$835,000	804,340
3.375%, 11/15/48		4,050,000	4,404,438
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.530%, 1/31/21 (k)		7,290,000	7,288,741
2.750%, 2/15/28		4,840,000	4,943,228

Total U.S. Treasury Obligations			17,440,747

Total Long-Term Debt Securities (90.4%) (Cost $49,188,107)			49,425,814

	Number of Rights		Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc., CVR (r)*		22,000	—
T-Mobile USA, Inc., CVR (r)*		32,000	—

Total Rights (0.0%) (Cost $—)			—

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (3.8%)
Egypt Treasury Bills
17.79%, 3/3/20 (p)	EGP	41,100,000	2,081,307

	Number of Shares		Value (Note 1)
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares		999,700	$1,000,000

Total Short-Term Investments (5.6%) (Cost $3,090,001)			3,081,307

Total Investments in Securities (96.0%) (Cost $52,278,108)			52,507,121
Other Assets Less Liabilities (4.0%)			2,200,723

Net Assets (100%)			$54,707,844

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2019, the market value of these securities amounted to $5,316,410 or 9.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2019, the market value of these securities amounted to $1,589,587 or 2.9% of net assets.

(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.

Glossary:

ARS	— Argentina Peso
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chile Peso
COP	— Colombian Peso
CVR	— Contingent Value Rights
EGP	— Egyptian Pound
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— India Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

Futures contracts outstanding as of April 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	58	6/2019	USD	7,172,969	71,571
U.S. Treasury Ultra Bond	18	6/2019	USD	2,957,062	(23,727)

					47,844

Forward foreign currency contracts outstanding as of April 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
RUB	46,100,000	USD	692,712	Citibank NA**	5/13/2019	19,124
USD	212,053	PEN	700,000	HSBC Bank plc**	5/13/2019	473
USD	1,279,598	SGD	1,730,000	HSBC Bank plc	5/13/2019	7,415
USD	1,030,418	SGD	1,400,000	Morgan Stanley	5/13/2019	906
USD	475,200	CLP	320,000,000	HSBC Bank plc**	5/15/2019	2,783
USD	475,129	EUR	420,000	JPMorgan Chase Bank	6/12/2019	2,338
USD	169,268	CHF	170,000	Barclays Bank plc	6/14/2019	1,712
USD	480,560	CHF	480,000	HSBC Bank plc	6/14/2019	7,460
USD	361,444	NZD	530,000	Goldman Sachs Bank USA	6/14/2019	7,169
USD	2,041,917	NZD	3,010,000	Morgan Stanley	6/14/2019	29,904
USD	1,446,697	SEK	13,600,000	Morgan Stanley	6/14/2019	9,569
INR	34,700,000	USD	493,599	Citibank NA**	6/17/2019	2,340
USD	686,352	NOK	5,900,000	Morgan Stanley	6/24/2019	1,017
USD	1,274,142	COP	4,020,000,000	JPMorgan Chase Bank**	6/28/2019	34,349
MXN	42,300,000	USD	2,200,489	HSBC Bank plc	7/12/2019	4,633
USD	1,953,165	IDR	27,900,000,000	JPMorgan Chase Bank**	7/25/2019	17,714

Total unrealized appreciation						148,906

RUB	15,800,000	USD	246,057	Citibank NA**	5/13/2019	(2,087)
USD	538,987	PEN	1,800,000	HSBC Bank plc**	5/13/2019	(5,077)
CLP	320,000,000	USD	481,949	HSBC Bank plc**	5/15/2019	(9,532)
NZD	2,130,000	USD	1,435,513	National Australia Bank Ltd.	6/14/2019	(11,729)
SEK	10,100,000	USD	1,114,311	Citibank NA	6/14/2019	(47,032)
SEK	3,500,000	USD	379,894	Morgan Stanley	6/14/2019	(10,045)
GBP	260,000	USD	344,096	Citibank NA	6/17/2019	(4,202)
GBP	90,000	USD	117,686	National Australia Bank Ltd.	6/17/2019	(30)
USD	490,806	INR	34,700,000	Citibank NA**	6/17/2019	(5,132)
NOK	5,900,000	USD	693,644	HSBC Bank plc	6/24/2019	(8,309)
MXN	14,600,000	USD	765,308	HSBC Bank plc	7/12/2019	(4,202)
USD	1,061,359	MXN	20,500,000	HSBC Bank plc	7/12/2019	(7,317)
ARS	56,900,000	USD	1,188,836	HSBC Bank plc**	7/15/2019	(44,795)
USD	1,114,868	ARS	56,900,000	HSBC Bank plc**	7/15/2019	(29,172)

Total unrealized depreciation						(188,661)

Net unrealized depreciation						(39,755)

**	Non-deliverable forward.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding — sell protection as of April 30, 2019 (Note 1):

Reference Obligation/Index	Financing Rate (Paid)/ Received by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Toll Brothers Finance Corp.	1.00	Quarterly	12/20/2023	1.05	USD 700,000	(21,558)	20,763	(795)

						(21,558)	20,763	(795)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$4,121,013	$—		$4,121,013
Centrally Cleared Credit Default Swaps	—	20,763	—		20,763
Collateralized Mortgage Obligations	—	5,474,948	—		5,474,948
Commercial Mortgage-Backed Securities	—	1,364,515	—		1,364,515
Corporate Bonds
Communication Services	—	911,325	—		911,325
Energy	—	1,486,360	—		1,486,360
Financials	—	4,092,132	—		4,092,132
Industrials	—	209,628	—		209,628
Information Technology	—	1,624,109	—		1,624,109
Materials	—	1,173,231	—		1,173,231
Real Estate	—	604,642	—		604,642
Utilities	—	413,875	—		413,875
Foreign Government Securities	—	10,509,289	—		10,509,289
Forward Currency Contracts	—	148,906	—		148,906
Futures	71,571	—	—		71,571
Rights
Communication Services	—	—	—	(a)	— (a)
Short-Term Investments
Foreign Government Treasury Bills	—	2,081,307	—		2,081,307
Investment Company	1,000,000	—	—		1,000,000
U.S. Treasury Obligations	—	17,440,747	—		17,440,747

Total Assets	$1,071,571	$51,676,790	$—		$52,748,361

Liabilities:
Forward Currency Contracts	$—	$(188,661)	$—		$(188,661)
Futures	(23,727)	—	—		(23,727)

Total Liabilities	$(23,727)	$(188,661)	$—		$(212,388)

Total	$1,047,844	$51,488,129	$—		$52,535,973

(a)	Value is zero.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

Fair Values of Derivative Instruments as of April 30, 2019:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument*^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$71,571
Foreign exchange contracts	Receivables	148,906
Credit contracts	Receivables	20,763

Total		$241,240

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(23,727)
Foreign exchange contracts	Payables	(188,661)

Total		$(212,388)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(52,380)	$—	$—	$(52,380)
Foreign exchange contracts	—	(129,027)	—	(129,027)
Credit contracts	—	—	(54,846)	(54,846)

Total	$(52,380)	$(129,027)	$(54,846)	$(236,253)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$250,169	$—	$—	$250,169
Foreign exchange contracts	—	199,264	—	199,264
Credit contracts	—	—	51,947	51,947

Total	$250,169	$199,264	$51,947	$501,380

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

^ The Fund held forward foreign currency contracts, futures and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Fund held forward foreign currency contracts with an average settlement value of approximately $27,914,000, swaps with an average notional balance of approximately $3,815,000 for four months and futures contracts with an average notional balance of approximately $15,792,000 during the six months ended April 30, 2019.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$1,712	$—	$—	$1,712
Citibank NA	21,464	(21,464)	—	—
Goldman Sachs Bank USA	7,169	—	—	7,169
HSBC Bank plc	22,764	(22,764)	—	—
JPMorgan Chase Bank	54,401	—	—	54,401
Morgan Stanley	41,396	(10,045)	—	31,351

Total	$148,906	$(54,273)	$—	$94,633

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$58,453	$(21,464)	$—	$36,989
HSBC Bank plc	108,404	(22,764)	—	85,640
Morgan Stanley	10,045	(10,045)	—	—
National Australia Bank Limited	11,759	—	—	11,759

Total	$188,661	$(54,273)	$—	$134,388

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,482,477
Long-term U.S. government debt securities	18,823,554

$41,306,031

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,156,239
Long-term U.S. government debt securities	10,680,269

$23,836,508

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$882,195
Aggregate gross unrealized depreciation	(185,855)

Net unrealized appreciation	$696,340

Federal income tax cost of investments in securities and derivative instruments, if applicable	$51,818,075

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $52,278,108)	$52,507,121
Cash	898,555
Cash held as collateral for forward foreign currency contracts	80,000
Cash held as collateral at broker for swaps	10,000
Receivable for Fund shares sold	1,487,150
Variation Margin on Centrally Cleared Swaps	615,297
Dividends, interest and other receivables	424,778
Due from broker for futures variation margin	171,937
Unrealized appreciation on forward foreign currency contracts	148,906
Due from Custodian	108,101
Prepaid registration and filing fees	15,030
Receivable from investment adviser	2,071
Other assets	75

Total assets	56,469,021

LIABILITIES
Foreign currency overdraft payable	3,020
Cash collateral due to broker for swaps	60,000
Payable for securities purchased	1,358,667
Unrealized depreciation on forward foreign currency contracts	188,661
Dividends and distributions payable	53,405
Payable for Fund shares redeemed	9,216
Transfer agent fees payable	1,705
Trustees’ fees payable	952
Distribution fees payable – Class A	298
Distribution fees payable – Class R	42
Accrued expenses	85,211

Total liabilities	1,761,177

NET ASSETS	$54,707,844

Net assets were comprised of:
Paid in capital	$54,173,898
Total distributable earnings (loss)	533,946

Net assets	$54,707,844

Class A
Net asset value and redemption price per share, $1,452,347 / 146,399 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.92
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price per share	$10.39

Class I
Net asset value and redemption price per share, $53,152,478 / 5,348,515 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.94

Class R
Net asset value and redemption price per share, $103,019 / 10,392 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.91

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$671,926
Dividends	7,999

Total income	679,925

EXPENSES
Investment advisory fees	106,479
Professional fees	48,783
Administrative fees	26,620
Printing and mailing expenses	19,880
Registration and filing fees	19,158
Transfer agent fees	13,874
Custodian fees	12,588
Trustees’ fees	1,634
Distribution fees – Class A	1,223
Distribution fees – Class R	250
Miscellaneous	21,294

Gross expenses	271,783
Less: Waiver from investment adviser	(133,099)
Reimbursement from investment adviser	(48,462)

Net expenses	90,222

NET INVESTMENT INCOME (LOSS)	589,703

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	403,548
Futures contracts	(52,380)
Forward foreign currency contracts	(129,027)
Foreign currency transactions	(29,177)
Swaps	(54,846)

Net realized gain (loss)	138,118

Change in unrealized appreciation (depreciation) on:
Investments in securities	833,001
Futures contracts	250,169
Forward foreign currency contracts	199,264
Foreign currency translations	1,189
Swaps	51,947

Net change in unrealized appreciation (depreciation)	1,335,570

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,473,688

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,063,391

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$589,703	$1,486,877
Net realized gain (loss)	138,118	937,444
Net change in unrealized appreciation (depreciation)	1,335,570	(2,697,799)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,063,391	(273,478)

Distributions to shareholders:
Class A	(17,513)	(5,071)
Class I	(721,862)	(2,629,214)
Class R	(1,878)	(4,106)

Total distributions to shareholders	(741,253)	(2,638,391)

Tax return of capital:
Class A	—	(336)
Class I	—	(174,340)
Class R	—	(272)

Total	—	(174,948)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 133,989 and 9,592 shares, respectively ]	1,297,705	93,228
Capital shares issued in reinvestment of dividends [ 1,579 and 83 shares, respectively ]	15,587	803
Capital shares repurchased [ (9,139) and (709) shares, respectively ]	(90,608)	(7,010)

Total Class A transactions	1,222,684	87,021

Class I
Capital shares sold [ 2,143,426 and 247,326 shares, respectively ]	21,324,819	2,430,045
Capital shares issued in reinvestment of dividends [ 12,544 and 5,368 shares, respectively ]	123,524	52,506
Capital shares repurchased [ (16,623) and (4,058,224) shares, respectively ]	(164,565)	(39,872,855)

Total Class I transactions	21,283,778	(37,390,304)

Class R
Capital shares sold [ 273 and 113 shares, respectively ]	2,661	1,100
Capital shares issued in reinvestment of dividends [ 5 and 2 shares, respectively ]	52	16
Capital shares repurchased [ (11) and 0 shares, respectively ]	(106)	—

Total Class R transactions	2,607	1,116

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	22,509,069	(37,302,167)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,831,207	(40,388,984)
NET ASSETS:
Beginning of period	30,876,637	71,265,621

End of period	$54,707,844	$30,876,637

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,				July 6, 2015* to October 31, 2015
Class A		2018		2017	2016
Net asset value, beginning of period	$9.52	$10.12		$9.89	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.26		0.19	0.16	0.01
Net realized and unrealized gain (loss)	0.44	(0.40)		0.23	0.17	(0.16)

Total from investment operations	0.59	(0.14)		0.42	0.33	(0.15)

Less distributions:
Dividends from net investment income	(0.19)	(0.43)		(0.19)	(0.10)	(0.03)
Return of capital	—	(0.03)		—	(0.16)	—

Total dividends and distributions	(0.19)	(0.46)		(0.19)	(0.26)	(0.03)

Net asset value, end of period	$9.92	$9.52		$10.12	$9.89	$9.82

Total return (b)	6.28%	(1.44)%		4.25%	3.39%	(1.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,452	$190		$111	$109	$98
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%	1.05%		1.30%	1.40%	1.40%
Before waivers and reimbursements (a)(f)	1.75%	1.85%		1.76%	1.84%	1.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.10%	2.63%		1.93%	1.68%	0.37	%(l)
Before waivers and reimbursements (a)(f)	2.10%	1.83%		1.48%	1.24%	0.15	%(l)
Portfolio turnover rate (z)^	70%	139	%***	117%	152%	77%

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,				July 6, 2015* to October 31, 2015
Class I		2018		2017	2016
Net asset value, beginning of period	$9.53	$10.13		$9.89	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.27		0.22	0.19	0.02
Net realized and unrealized gain (loss)	0.45	(0.38)		0.23	0.16	(0.17)

Total from investment operations	0.61	(0.11)		0.45	0.35	(0.15)

Less distributions:
Dividends from net investment income	(0.20)	(0.46)		(0.21)	(0.11)	(0.03)
Return of capital	—	(0.03)		—	(0.17)	—

Total dividends and distributions	(0.20)	(0.49)		(0.21)	(0.28)	(0.03)

Net asset value, end of period	$9.94	$9.53		$10.13	$9.89	$9.82

Total return (b)	6.49%	(1.19)%		4.58%	3.63%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,152	$30,590		$71,053	$69,321	$68,572
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50%	0.91%		1.05%	1.15%	1.15%
Before waivers and reimbursements (a)(f)	1.52%	1.54%		1.51%	1.58%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.33%	2.70%		2.18%	1.92%	0.68	%(l)
Before waivers and reimbursements (a)(f)	2.31%	2.06%		1.73%	1.49%	0.47	%(l)
Portfolio turnover rate (z)^	70%	139	%***	117%	152%	77%

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,				July 6, 2015* to October 31, 2015
Class R		2018		2017	2016
Net asset value, beginning of period	$9.51	$10.11		$9.88	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.23		0.17	0.14	—	#
Net realized and unrealized gain (loss)	0.44	(0.39)		0.23	0.15	(0.16)

Total from investment operations	0.58	(0.16)		0.40	0.29	(0.16)

Less distributions:
Dividends from net investment income	(0.18)	(0.41)		(0.17)	(0.09)	(0.02)
Return of capital	—	(0.03)		—	(0.14)	—

Total dividends and distributions	(0.18)	(0.44)		(0.17)	(0.23)	(0.02)

Net asset value, end of period	$9.91	$9.51		$10.11	$9.88	$9.82

Total return (b)	6.17%	(1.69)%		4.04%	3.05%	(1.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$103	$96		$101	$99	$98
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.32%		1.55%	1.65%	1.65%
Before waivers and reimbursements (a)(f)	2.04%	2.09%		2.01%	2.08%	1.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.82%	2.34%		1.68%	1.42%	0.12	%(l)
Before waivers and reimbursements (a)(f)	1.78%	1.57%		1.23%	0.99%	(0.11	)%(l)
Portfolio turnover rate (z)^	70%	139	%***	117%	152%	77%
*	Commencement of Operations.
***

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 64%.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	DoubleLine Capital LP

PERFORMANCE RESULTS

Total Returns as of 4/30/19

		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	6.79%	7.70%	7.22%
	with Sales Charge (a)	0.89	1.80	5.32
Fund – Class I Shares*		6.86	7.97	7.49
Fund – Class R Shares*		6.61	7.32	6.95
60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index		8.29	10.49	10.15
S&P 500® Index		9.76	13.49	15.36
Bloomberg Barclays U.S. Aggregate Bond Index		5.49	5.29	2.35

* Date of inception 3/7/16. (a) A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratios for Class A, I and R shares were 1.71%, 1.46% and 1.96%, respectively. The net expense ratios for Class A, I and R shares were 1.20%, 0.95% and 1.45%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — DoubleLine Capital LP

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, other market factors impacted the Fund. For instance, in the face of weakening global macroeconomic indicators, risk markets feared a policy error by the Federal Reserve (Fed) as they simultaneously raised the federal funds rate and shrank their balance sheet though quantitative tightening. The yield curve seemed to confirm these fears by steadily flattening, while the spread of corporate investment-grade and high-yield bond yields to Treasuries widened, and equity volatility spiked. With the shift in Fed policy, risk markets rallied into the New Year and by the end of April the S&P 500 Index had rebounded. This optimism came in the face of weak corporate earnings. By the end of April, over three quarters of S&P 500 Index companies had reported first quarter earnings. Based on these results, it looks as if first quarter earnings were slightly negative year-over-year. This would mark the first year-over-year earnings decline in almost three years.

Fund Highlights

The Fund’s Class I shares returned 6.86%, while the Fund’s benchmark — a blend of the S&P 500 Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%) — gained 8.29%. This underperformance was partially due to the Fund’s conservative asset allocation, underweight equities relative to the 60% benchmark weight. During the period, the S&P 500 Index gained 9.76% and the Bloomberg Barclays U.S. Aggregate Bond Index gained 5.49%.

The return of the Fund’s fixed-income investments was positive in the six-month period ended April 30, 2019 but trailed the Bloomberg Barclays U.S. Aggregate Bond Index’s return. All sectors of the fixed-income portfolio delivered positive returns. High yield, investment-grade corporate bonds, and agency mortgage-backed securities delivered the highest returns. Bank loans, non-agency mortgage-backed securities and government bonds, while providing positive total returns, were the lowest returning sectors.

The Fund’s active equity investments slightly underperformed the S&P 500 Index in the semi-annual period. The active equity portfolio benefited from positive stock selection, particularly in the technology, communication services and real estate sectors. Security selection in financials, industrials and energy was a drag on returns relative to the S&P 500 Index. An overweight allocation to technology helped relative returns.

The Fund’s allocation to the Shiller Barclays CAPE U.S. Sector Index (CAPE Index) outperformed the S&P 500 Index in the semi-annual period. During the six-month period ended April 30, 2019, the CAPE Index was allocated to six sectors: communication services, consumer staples, energy, health care, industrials and technology. Four of these sectors contributed positively to returns during the six-month period ended April 30, 2019, with industrials, technology and communications making the greatest positive contributions. The health care and energy sectors were a drag on CAPE Index returns. While no derivatives are used in the fixed income and active equity allocations of the Fund, exposure to the CAPE Index is achieved using derivatives in the form of unfunded index swap agreements.

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

Outlook

At the end of April the positioning of the Fund remained conservative. The allocation to equities remained below the benchmark, owing to both valuation and the deterioration we are seeing in earnings and corporate margins. We believe the prospect of higher rates may also prove a headwind for equities. Corporations repurchasing their own shares have represented one of the largest categories of equity buyers in recent years. Higher corporate borrowing costs could lessen this demand for equities. This caution is mirrored in our fixed-income portfolio, where our exposure to interest-rate risk (as measured by duration) was less than that of the Bloomberg Barclays U.S. Aggregate Bond Index, and our allocation to traditional investment-grade corporate bonds was modest compared to that of the benchmark.

Sector Weightings as of April 30, 2019	% of Net Assets
U.S. Treasury Obligations	25.6%
Collateralized Mortgage Obligations	12.3
Information Technology	8.1
Investment Companies	7.4
Financials	6.3
Health Care	5.7
Consumer Discretionary	5.0
Industrials	4.9
Mortgage-Backed Securities	4.0
Communication Services	3.9
Energy	3.8
Asset-Backed Securities	3.2
Consumer Staples	2.6
Real Estate	1.8
Materials	0.6
Utilities	0.4
Cash and Other	4.4

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class A
Actual	$1,000.00	$1,067.90	$5.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.07	5.78
Class I
Actual	1,000.00	1,068.60	4.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.31	4.53
Class R
Actual	1,000.00	1,066.10	7.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.83	7.02

*  Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.15%, 0.90% and 1.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.2%)
CSMC Trust,
Series 2018-RPL8 A1 4.125%, 7/25/58 (l)§	$283,501	$284,762
GSAA Home Equity Trust,
Series 2007-9 A2A 6.500%, 8/25/47	447,393	339,668
Pretium Mortgage Credit Partners I LLC,
Series 2018-NPL3 A1 4.125%, 8/25/33 (e)§	275,754	275,953
Series 2019-NPL2 A1 3.844%, 12/25/58 (e)§	500,000	500,000
PRPM LLC,
Series 2019-2A A1 3.967%, 4/25/24 (e)§	500,000	500,264

Total Asset-Backed Securities		1,900,647

Collateralized Mortgage Obligations (12.3%)
Banc of America Alternative Loan Trust,
Series 2006-5 CB14 6.000%, 6/25/46 (l)	266,585	254,851
CHL Mortgage Pass-Through Trust,
Series 2006-OA5 2A1 2.677%, 4/25/46 (l)	815,939	698,648
CSMC Trust,
Series 2019-JR1 4.095%, 9/27/66 (l)	750,000	749,999
FHLMC,
Series 3998 AZ 4.000%, 2/15/42	1,331,345	1,399,351
Series 4792 A 3.000%, 5/15/48	464,456	458,863
FNMA,
Series 2013-5 EZ 2.000%, 8/25/42	825,314	725,762
Series 2017-13 ML 3.000%, 8/25/41	837,090	837,390
Series 2017-4 CH 3.000%, 6/25/42	179,762	179,690
Series 2018-21 (Zero Coupon), 4/25/48 PO	465,132	361,176
JP Morgan Mortgage Trust,
Series 2018-7FRB A2 3.240%, 4/25/46 (l)§	302,296	301,780
New Residential Mortgage Loan Trust,
Series 2016-1A A1 3.750%, 3/25/56 (l)§	461,170	465,439
RALI Trust,
Series 2006-QS4 A10 6.000%, 4/25/36	618,881	574,825
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-7 A1 6.000%, 6/25/37	378,414	382,845

Total Collateralized Mortgage Obligations		7,390,619

Corporate Bonds (16.3%)
Communication Services (2.1%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
5.250%, 3/1/37	165,000	176,579
CCO Holdings LLC
5.750%, 2/15/26§	30,000	31,260
5.000%, 2/1/28§	35,000	34,869
Frontier Communications Corp.
8.000%, 4/1/27§	45,000	46,491
Intelsat Jackson Holdings SA
5.500%, 8/1/23	25,000	22,625
Level 3 Financing, Inc.
5.375%, 1/15/24	50,000	50,750
Sprint Capital Corp.
6.875%, 11/15/28	50,000	47,715
Telesat Canada
8.875%, 11/15/24§	30,000	32,550
Verizon Communications, Inc.
4.272%, 1/15/36	80,000	82,113

		524,952

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	65,000	67,925

Interactive Media & Services (0.0%)
Match Group, Inc.
5.000%, 12/15/27§	30,000	30,150

Media (0.9%)
Cengage Learning, Inc.
9.500%, 6/15/24§	35,000	32,463
Charter Communications Operating LLC
4.908%, 7/23/25	110,000	116,296
Comcast Corp.
3.700%, 4/15/24	70,000	72,381
CSC Holdings LLC
5.250%, 6/1/24	90,000	91,800
Gray Television, Inc.
7.000%, 5/15/27§	50,000	53,953
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	50,000	52,470
5.400%, 10/1/48	55,000	57,554
Sirius XM Radio, Inc.
5.375%, 7/15/26§	55,000	56,581

		533,498

Wireless Telecommunication Services (0.2%)
Sprint Corp.
7.125%, 6/15/24	45,000	45,042
T-Mobile USA, Inc.
4.500%, 2/1/26	70,000	70,525

		115,567

Total Communication Services		1,272,092

Consumer Discretionary (1.6%)
Auto Components (0.3%)
Allison Transmission, Inc.
5.000%, 10/1/24§	70,000	70,789
Icahn Enterprises LP
6.375%, 12/15/25	60,000	62,550

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Panther BF Aggregator 2 LP
6.250%, 5/15/26§	$60,000	$62,250

		195,589

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	45,000	51,959
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.539%, 8/7/20 (k)	20,000	19,988

		71,947

Hotels, Restaurants & Leisure (0.6%)
1011778 BC ULC
5.000%, 10/15/25§	40,000	39,550
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	34,212
Eldorado Resorts, Inc.
6.000%, 4/1/25	30,000	30,957
Golden Nugget, Inc.
6.750%, 10/15/24§	60,000	61,200
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24	45,000	45,005
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	50,000	48,040
Scientific Games International, Inc.
5.000%, 10/15/25§	75,000	74,555
Viking Cruises Ltd.
5.875%, 9/15/27§	40,000	39,700

		373,219

Household Durables (0.1%)
Tempur Sealy International, Inc.
5.500%, 6/15/26	49,000	48,691

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	60,000	58,596

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	140,000	142,777

Specialty Retail (0.2%)
PetSmart, Inc.
7.125%, 3/15/23§	25,000	22,125
5.875%, 6/1/25§	20,000	18,125
Staples, Inc.
7.500%, 4/15/26§	45,000	44,916

		85,166

Total Consumer Discretionary		975,985

Consumer Staples (1.3%)
Beverages (0.1%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46§	50,000	50,427
Cott Holdings, Inc.
5.500%, 4/1/25§	30,000	30,338

		80,765

Food & Staples Retailing (0.1%)
Albertsons Cos. LLC
5.750%, 3/15/25	15,000	14,831
7.500%, 3/15/26§	35,000	37,100

		51,931

Food Products (0.8%)
B&G Foods, Inc.
5.250%, 4/1/25	55,000	54,065
JBS USA Lux SA
5.875%, 7/15/24§	10,000	10,210
5.750%, 6/15/25§	5,000	5,116
6.750%, 2/15/28§	78,000	82,195
6.500%, 4/15/29§	20,000	21,150
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	60,000	61,275
5.875%, 9/30/27§	45,000	46,406
Post Holdings, Inc.
5.500%, 3/1/25§	70,000	71,575
Smithfield Foods, Inc.
4.250%, 2/1/27§	115,000	111,482

		463,474

Tobacco (0.3%)
Altria Group, Inc.
5.950%, 2/14/49	55,000	59,451
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 3.564%, 8/15/22 (k)	35,000	34,860
Reynolds American, Inc.
4.000%, 6/12/22	60,000	61,325

		155,636

Total Consumer Staples		751,806

Energy (1.9%)
Energy Equipment & Services (0.2%)
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	31,950
Transocean, Inc.
7.250%, 11/1/25§	25,000	24,750
USA Compression Partners LP
6.875%, 4/1/26	25,000	26,297
6.875%, 9/1/27§	20,000	21,050

		104,047

Oil, Gas & Consumable Fuels (1.7%)
Antero Midstream Partners LP
5.750%, 3/1/27§	80,000	81,600
Canadian Natural Resources Ltd.
2.950%, 1/15/23	120,000	118,947
Cenovus Energy, Inc.
5.400%, 6/15/47	55,000	57,435
Cheniere Energy Partners LP
5.250%, 10/1/25	65,000	66,300
5.625%, 10/1/26§	25,000	25,761
Energy Transfer Operating LP
4.750%, 1/15/26	45,000	47,058
4.200%, 4/15/27	5,000	5,028
EQM Midstream Partners LP
4.750%, 7/15/23	50,000	50,920

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Gulfport Energy Corp.
6.375%, 5/15/25	$50,000	$43,875
Hess Infrastructure Partners LP
5.625%, 2/15/26§	75,000	76,688
Hilcorp Energy I LP
6.250%, 11/1/28§	35,000	35,656
Indigo Natural Resources LLC
6.875%, 2/15/26§	30,000	27,797
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	61,298
Marathon Petroleum Corp.
5.125%, 12/15/26§	55,000	59,457
NGL Energy Partners LP
7.500%, 4/15/26§	15,000	15,506
Oasis Petroleum, Inc.
6.875%, 3/15/22	45,000	45,169
Parsley Energy LLC
5.625%, 10/15/27§	45,000	46,238
Peabody Energy Corp.
6.000%, 3/31/22§	30,000	30,375
QEP Resources, Inc.
5.625%, 3/1/26	35,000	32,740
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	55,000	58,494
Sunoco LP
5.500%, 2/15/26	25,000	25,344
6.000%, 4/15/27§	15,000	15,562

		1,027,248

Total Energy		1,131,295

Financials (3.2%)
Banks (0.8%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30 (k)	90,000	91,764
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	40,000	38,919
Bank of Nova Scotia (The)
3.400%, 2/11/24	55,000	55,933
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.783%, 5/17/24 (k)	115,000	116,352
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.355%, 3/2/23 (k)	90,000	89,985
Santander Holdings USA, Inc.
3.400%, 1/18/23	120,000	119,817

		512,770

Capital Markets (0.3%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	60,000	60,950
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	115,000	117,400

		178,350

Consumer Finance (1.1%)
Ally Financial, Inc.
4.125%, 3/30/20	85,000	85,212
4.250%, 4/15/21	5,000	5,050
American Express Co.
3.400%, 2/22/24	90,000	91,557
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.303%, 1/30/23 (k)	50,000	49,806
Discover Financial Services
4.100%, 2/9/27	120,000	120,507
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.588%, 1/5/23 (k)	80,000	78,739
3.950%, 4/13/24	15,000	15,135
John Deere Capital Corp.
3.450%, 1/10/24	60,000	61,762
Synchrony Financial
3.950%, 12/1/27	155,000	148,310

		656,078

Diversified Financial Services (0.3%)
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	65,000	66,706
Tempo Acquisition LLC
6.750%, 6/1/25§	55,000	55,894
Verscend Escrow Corp.
9.750%, 8/15/26§	47,000	50,055

		172,655

Insurance (0.6%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	45,000	46,237
Athene Global Funding
3.000%, 7/1/22§	120,000	119,776
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	40,000	49,501
NFP Corp.
6.875%, 7/15/25§	45,000	44,213
Willis North America, Inc.
4.500%, 9/15/28	115,000	119,340

		379,067

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	35,000	35,263

Total Financials		1,934,183

Health Care (1.3%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	60,000	57,517

Health Care Equipment & Supplies (0.4%)
Avantor, Inc.
9.000%, 10/1/25§	45,000	48,825
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	170,000	169,487

		218,312

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

Health Care Providers & Services (0.6%)
Centene Corp.
4.750%, 1/15/25	$39,000	$39,566
5.375%, 6/1/26§	5,000	5,195
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.487%, 7/15/23 (k)§	170,000	169,478
HCA, Inc.
5.375%, 9/1/26	80,000	83,714
5.875%, 2/1/29	5,000	5,375
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	45,000	45,122
WellCare Health Plans, Inc.
5.375%, 8/15/26§	40,000	41,792

		390,242

Pharmaceuticals (0.2%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	15,000	16,650
8.500%, 1/31/27§	25,000	27,219
Bausch Health Cos., Inc.
7.000%, 3/15/24§	20,000	21,025
5.750%, 8/15/27§	25,000	26,018

		90,912

Total Health Care		756,983

Industrials (2.4%)
Aerospace & Defense (0.4%)
Bombardier, Inc.
6.000%, 10/15/22§	40,000	40,000
Lockheed Martin Corp.
4.700%, 5/15/46	100,000	112,049
TransDigm, Inc.
6.250%, 3/15/26§	55,000	57,131
6.375%, 6/15/26	15,000	15,019

		224,199

Airlines (0.2%)
Delta Air Lines, Inc.
3.625%, 3/15/22	115,000	115,748

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	45,000	45,056
Masonite International Corp.
5.625%, 3/15/23§	45,000	46,125
Owens Corning
4.400%, 1/30/48	80,000	65,576

		156,757

Commercial Services & Supplies (0.4%)
Aramark Services, Inc.
5.000%, 4/1/25§	30,000	30,890
5.000%, 2/1/28§	65,000	66,076
Garda World Security Corp.
8.750%, 5/15/25§	35,000	32,900
GFL Environmental, Inc.
8.500%, 5/1/27§	10,000	10,418
Star Merger Sub, Inc.
6.875%, 8/15/26§	45,000	46,717
Tervita Escrow Corp.
7.625%, 12/1/21§	45,000	45,405

		232,406

Construction & Engineering (0.1%)
AECOM
5.125%, 3/15/27	80,000	80,301

Industrial Conglomerates (0.2%)
General Electric Co.
5.875%, 1/14/38	55,000	59,471
Roper Technologies, Inc.
4.200%, 9/15/28	50,000	51,432

		110,903

Machinery (0.0%)
Colfax Corp.
6.000%, 2/15/24§	25,000	25,937
6.375%, 2/15/26§	10,000	10,575

		36,512

Road & Rail (0.5%)
Avolon Holdings Funding Ltd.
5.125%, 10/1/23§	29,000	30,065
5.250%, 5/15/24§	30,000	31,309
3.950%, 7/1/24§	55,000	54,611
CSX Corp.
3.800%, 11/1/46	55,000	51,301
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	110,000	111,288

		278,574

Trading Companies & Distributors (0.4%)
Air Lease Corp.
3.250%, 3/1/25	80,000	77,343
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	65,000	62,543
United Rentals North America, Inc.
6.500%, 12/15/26	40,000	42,700
5.250%, 1/15/30	35,000	35,044

		217,630

Total Industrials		1,453,030

Information Technology (0.8%)
Communications Equipment (0.2%)
CommScope, Inc.
5.500%, 3/1/24§	20,000	20,863
6.000%, 3/1/26§	40,000	42,350
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	35,000	35,777

		98,990

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.
3.875%, 1/12/28	105,000	100,962

IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24§	50,000	47,125

Software (0.3%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	40,000	43,662
Informatica LLC
7.125%, 7/15/23§	70,000	71,575
Solera LLC
10.500%, 3/1/24§	15,000	16,238
Sophia LP
9.000%, 9/30/23§	30,000	31,200

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)

SS&C Technologies, Inc.
5.500%, 9/30/27§	$50,000	$51,125

		213,800

Total Information Technology		460,877

Materials (0.6%)
Chemicals (0.3%)
Mosaic Co. (The)
4.050%, 11/15/27	120,000	120,358
Nutrien Ltd.
4.200%, 4/1/29	60,000	62,221

		182,579

Containers & Packaging (0.2%)
Crown Americas LLC
4.750%, 2/1/26	64,000	64,020
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	25,000	23,500
WRKCo, Inc.
3.750%, 3/15/25	50,000	50,575

		138,095

Metals & Mining (0.1%)
SunCoke Energy Partners LP
7.500%, 6/15/25§	40,000	40,300

Total Materials		360,974

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	25,000	26,083
4.850%, 4/15/49	25,000	26,461
American Tower Corp. (REIT)
3.950%, 3/15/29	90,000	90,134
Boston Properties LP (REIT)
4.500%, 12/1/28	60,000	64,218
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	70,000	69,020
3.800%, 2/15/28	50,000	49,736
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	50,000	50,312
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	45,000	45,788
Public Storage (REIT)
3.385%, 5/1/29	60,000	60,241
Welltower, Inc. (REIT)
3.950%, 9/1/23	60,000	62,082

		544,075

Total Real Estate		544,075

Utilities (0.2%)
Electric Utilities (0.1%)
Vistra Operations Co. LLC
5.500%, 9/1/26§	35,000	36,050
5.625%, 2/15/27§	25,000	25,688

		61,738

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	60,000	63,594

Total Utilities		125,332

Total Corporate Bonds		9,766,632

Mortgage-Backed Securities (4.0%)
FHLMC
3.000%, 3/1/46	717,831	712,099
3.500%, 5/1/46	705,311	706,817
4.000%, 10/1/48	96,919	99,972
FNMA
3.500%, 7/1/42	306,109	311,784
3.500%, 6/1/48	572,816	578,961

Total Mortgage-Backed Securities		2,409,633

U.S. Treasury Obligations (9.0%)
U.S. Treasury Bonds
3.125%, 2/15/43	210,000	218,108
3.625%, 8/15/43	170,000	191,353
3.750%, 11/15/43	180,000	206,719
2.750%, 11/15/47	60,000	57,778
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/46 TIPS	341,382	344,735
U.S. Treasury Inflation Linked Notes
0.875%, 1/15/29 TIPS	190,205	195,971
U.S. Treasury Notes
1.375%, 2/15/20	320,000	317,412
1.875%, 3/31/22	250,000	247,518
1.875%, 4/30/22	350,000	346,207
1.750%, 5/31/22	350,000	344,821
2.625%, 2/28/23	260,000	263,459
2.500%, 3/31/23	310,000	312,771
2.750%, 4/30/23	310,000	315,716
1.625%, 5/31/23	250,000	243,754
1.875%, 8/31/24	320,000	313,127
2.125%, 9/30/24	320,000	316,925
2.250%, 10/31/24	320,000	318,887
3.000%, 9/30/25	300,000	311,077
2.250%, 8/15/27	290,000	285,437
2.250%, 11/15/27	220,000	216,269

Total U.S. Treasury Obligations		5,368,044

Total Long-Term Debt Securities (44.8%) (Cost $26,753,215)		26,835,575

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	445	533,537
Facebook, Inc., Class A*	2,759	533,591

		1,067,128

Total Communication Services		1,067,128

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Discretionary (3.4%)
Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	386	$743,637
Booking Holdings, Inc.*	148	274,538

		1,018,175

Multiline Retail (1.2%)
Dollar General Corp.	3,498	441,063
Target Corp.	3,495	270,583

		711,646

Specialty Retail (0.5%)
O’Reilly Automotive, Inc.*	784	296,799

Total Consumer Discretionary		2,026,620

Consumer Staples (1.3%)
Beverages (0.3%)
Constellation Brands, Inc., Class A	787	166,585

Food & Staples Retailing (0.2%)
Sysco Corp.	2,306	162,273

Tobacco (0.8%)
Philip Morris International, Inc.	5,513	477,205

Total Consumer Staples		806,063

Energy (1.9%)
Energy Equipment & Services (0.5%)
Halliburton Co.	6,750	191,228
Patterson-UTI Energy, Inc.	9,365	127,270

		318,498

Oil, Gas & Consumable Fuels (1.4%)
Continental Resources, Inc.*	4,558	209,622
Devon Energy Corp.	7,622	244,971
Pioneer Natural Resources Co.	2,183	363,382

		817,975

Total Energy		1,136,473

Financials (3.1%)
Banks (1.1%)
Citigroup, Inc.	5,396	381,497
Wells Fargo & Co.	6,256	302,853

		684,350

Capital Markets (1.0%)
Charles Schwab Corp. (The)	4,462	204,270
Intercontinental Exchange, Inc.	4,705	382,752

		587,022

Insurance (1.0%)
Markel Corp.*	259	277,521
Willis Towers Watson plc	1,683	310,245

		587,766

Total Financials		1,859,138

Health Care (4.4%)
Biotechnology (0.2%)
BioMarin Pharmaceutical, Inc.*	1,617	138,302

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	5,279	419,998
Alcon, Inc.*	906	52,729

		472,727

Health Care Providers & Services (1.4%)
Anthem, Inc.	1,547	406,907
UnitedHealth Group, Inc.	1,857	432,811

		839,718

Pharmaceuticals (2.0%)
AstraZeneca plc (ADR)	11,013	414,750
Bristol-Myers Squibb Co.	2,092	97,132
Novartis AG (ADR)	4,537	373,077
Zoetis, Inc.	2,729	277,921

		1,162,880

Total Health Care		2,613,627

Industrials (2.5%)
Aerospace & Defense (1.6%)
Boeing Co. (The)	965	364,471
Lockheed Martin Corp.	806	268,664
Northrop Grumman Corp.	1,015	294,258

		927,393

Air Freight & Logistics (0.4%)
FedEx Corp.	1,312	248,572

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	1,827	317,222

Total Industrials		1,493,187

Information Technology (7.3%)
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson (ADR)	26,679	264,122

IT Services (2.8%)
Automatic Data Processing, Inc.	1,633	268,449
Cognizant Technology Solutions Corp., Class A	4,199	306,359
PayPal Holdings, Inc.*	4,227	476,679
Visa, Inc., Class A	3,738	614,639

		1,666,126

Semiconductors & Semiconductor Equipment (1.0%)
Analog Devices, Inc.	2,805	326,053
Lam Research Corp.	1,243	257,836

		583,889

Software (2.4%)
Adobe, Inc.*	1,288	372,554
Microsoft Corp.	6,978	911,326
Splunk, Inc.*	1,008	139,144

		1,423,024

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	2,274	456,324

Total Information Technology		4,393,485

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)	2,806	$548,012

Total Real Estate		548,012

Utilities (0.2%)
Electric Utilities (0.2%)
NextEra Energy, Inc.	599	116,469

Total Utilities		116,469

Total Common Stocks (26.8%) (Cost $13,956,578)		16,060,202

INVESTMENT COMPANIES:
Fixed Income (7.4%)
DoubleLine Floating Rate Fund Class I‡	280,868	2,738,463
DoubleLine Global Bond Fund Class I‡	165,022	1,694,775

Total Investment Companies (7.4%) (Cost $4,425,000)		4,433,238

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (16.6%)
U.S. Treasury Bills
2.36%, 7/11/19 (p)	$480,000	477,747
2.36%, 7/18/19 (p)	1,000,000	994,854
2.38%, 8/15/19 (p)	8,000,000	7,943,883
2.37%, 9/5/19 (p)	200,000	198,328
2.39%, 11/7/19 (p)	330,000	325,864

Total U.S. Treasury Obligations		9,940,676

Total Short-Term Investments (16.6%) (Cost $9,938,409)		9,940,676

Total Investments in Securities (95.6%) (Cost $55,073,202)		57,269,691
Other Assets Less Liabilities (4.4%)		2,645,060

Net Assets (100%)		$59,914,751

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2019, the market value of these securities amounted to $6,416,900 or 10.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2019. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2019.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2019.

(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
CAPE	— Cyclically Adjusted Price Earnings
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
OTC	— Over-the-counter
PO	— Principal Only
TIPS	— Treasury Inflation Protected Security
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended April 30, 2019, were as follows:

Security Description	Shares at April 30, 2019	Market Value October 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund, Class I	280,868	2,769,359	—	—	—	(30,896)	2,738,463	74,681	—
DoubleLine Global Bond Fund, Class I	165,022	1,633,717	—	—	—	61,058	1,694,775	1,607	—

Total		4,403,076	—	—	—	30,162	4,433,238	76,288	—

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

OTC Total return swap contracts outstanding as of April 30, 2019 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	5/28/2019	USD	9,199,998	1,213,433

								1,213,433

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,900,647	$—	$1,900,647
Collateralized Mortgage Obligations	—	7,390,619	—	7,390,619
Common Stocks
Communication Services	1,067,128	—	—	1,067,128
Consumer Discretionary	2,026,620	—	—	2,026,620
Consumer Staples	806,063	—	—	806,063
Energy	1,136,473	—	—	1,136,473
Financials	1,859,138	—	—	1,859,138
Health Care	2,613,627	—	—	2,613,627
Industrials	1,493,187	—	—	1,493,187
Information Technology	4,393,485	—	—	4,393,485
Real Estate	548,012	—	—	548,012
Utilities	116,469	—	—	116,469
Corporate Bonds
Communication Services	—	1,272,092	—	1,272,092
Consumer Discretionary	—	975,985	—	975,985
Consumer Staples	—	751,806	—	751,806
Energy	—	1,131,295	—	1,131,295
Financials	—	1,934,183	—	1,934,183
Health Care	—	756,983	—	756,983
Industrials	—	1,453,030	—	1,453,030
Information Technology	—	460,877	—	460,877
Materials	—	360,974	—	360,974
Real Estate	—	544,075	—	544,075
Utilities	—	125,332	—	125,332
Investment Companies	4,433,238	—	—	4,433,238
Mortgage-Backed Securities	—	2,409,633	—	2,409,633

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
U.S. Treasury Obligations	$—	$9,940,676	$—	$9,940,676
Total Return Swap	—	1,213,433	—	1,213,433
U.S. Treasury Obligations	—	5,368,044	—	5,368,044

Total Assets	$20,493,440	$37,989,684	$—	$58,483,124

Total Liabilities	$—	$—	$—	$—

Total	$20,493,440	$37,989,684	$—	$58,483,124

Fair Values of Derivative Instruments as of April 30, 2019:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,213,433

Total		$1,213,433

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Swaps	Total
Equity contracts	$342,216	$342,216

Total	$342,216	$342,216

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Swaps	Total
Equity contracts	$932,284	$932,284

Total	$932,284	$932,284

^ The Fund held swap contracts as a substitute for investing in conventional securities.

The Fund held swap contracts with an average notional value of approximately $13,057,000 during the six months ended April 30, 2019.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$1,213,433	$—	$—	$1,213,433

Total	$1,213,433	$—	$—	$1,213,433

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,454,413
Long-term U.S. government debt securities	6,436,573

$19,890,986

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,863,698
Long-term U.S. government debt securities	6,203,124

$16,066,822

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,116,795
Aggregate gross unrealized depreciation	(707,503)

Net unrealized appreciation	$3,409,292

Federal income tax cost of investments in securities and derivative instruments, if applicable	$55,073,832

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,425,000)	$4,433,238
Unaffiliated Issuers (Cost $50,648,202)	52,836,453
Cash	1,364,540
Market value on OTC swap contracts	1,213,433
Dividends, interest and other receivables	166,972
Receivable for securities sold	35,875
Prepaid registration and filing fees	28,369
Due from Custodian	24,288
Receivable for Fund shares sold	2,835

Total assets	60,106,003

LIABILITIES
Payable for securities purchased	78,863
Payable for Fund shares redeemed	21,030
Investment advisory fees payable	10,541
Administrative fees payable	7,329
Transfer agent fees payable	4,395
Trustees’ fees payable	1,458
Distribution fees payable – Class A	418
Distribution fees payable – Class R	66
Accrued expenses	67,152

Total liabilities	191,252

NET ASSETS	$59,914,751

Net assets were comprised of:
Paid in capital	$55,691,701
Total distributable earnings (loss)	4,223,050

Net assets	$59,914,751

Class A
Net asset value and redemption price per share, $2,037,012 / 188,157 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.83
Maximum sales charge (5.50% of offering price)	0.63

Maximum offering price per share	$11.46

Class I
Net asset value and redemption price per share, $57,715,239 / 5,325,892 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.84

Class R
Net asset value and redemption price per share, $162,500 / 15,018 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.82

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$637,205
Dividends ($76,288 of dividend income received from affiliates)	183,059

Total income	820,264

EXPENSES
Investment advisory fees	214,759
Professional fees	58,636
Administrative fees	42,952
Printing and mailing expenses	27,785
Registration and filing fees	22,166
Transfer agent fees	20,129
Custodian fees	6,749
Trustees’ fees	2,846
Distribution fees – Class A	2,541
Distribution fees – Class R	384
Miscellaneous	15,913

Gross expenses	414,860
Less: Waiver from investment adviser	(153,014)

Net expenses	261,846

NET INVESTMENT INCOME (LOSS)	558,418

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	135,679
Swaps	342,216

Net realized gain (loss)	477,895

Change in unrealized appreciation (depreciation) on:
Investments in securities ($30,162 of change in unrealized appreciation (depreciation) from affiliates)	1,858,339
Swaps	932,284

Net change in unrealized appreciation (depreciation)	2,790,623

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,268,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,826,936

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$558,418	$964,904
Net realized gain (loss)	477,895	1,692,724
Net change in unrealized appreciation (depreciation)	2,790,623	(1,814,177)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,826,936	843,451

Distributions to shareholders:
Class A	(83,828)	(83,272)
Class I	(2,637,668)	(4,227,949)
Class R	(6,450)	(7,506)

Total distributions to shareholders	(2,727,946)	(4,318,727)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 24,024 and 157,314 shares, respectively ]	249,215	1,679,813
Capital shares issued in reinvestment of dividends [ 7,862 and 7,082 shares, respectively ]	79,177	75,498
Capital shares repurchased [ (73,683) and (47,392) shares, respectively ]	(769,946)	(515,495)

Total Class A transactions	(441,554)	1,239,816

Class I
Capital shares sold [ 27,966 and 161,547 shares, respectively ]	292,454	1,758,509
Capital shares issued in reinvestment of dividends [ 18,482 and 20,595 shares, respectively ]	186,113	219,547
Capital shares repurchased [ (92,740) and (51,690) shares, respectively ]	(945,208)	(554,783)

Total Class I transactions	(466,641)	1,423,273

Class R
Capital shares sold [ 126 and 4,880 shares, respectively ]	1,258	51,331
Capital shares issued in reinvestment of dividends [ 205 and 1 shares, respectively ]	2,068	7
Capital shares repurchased [ (6) and (197) shares, respectively ]	(64)	(2,083)

Total Class R transactions	3,262	49,255

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(904,933)	2,712,344

TOTAL INCREASE (DECREASE) IN NET ASSETS	194,057	(762,932)
NET ASSETS:
Beginning of period	59,720,694	60,483,626

End of period	$59,914,751	$59,720,694

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,			March 7, 2016* to October 31, 2016
Class A			2018		2017
Net asset value, beginning of period	$10.61		$11.25		$10.53	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.15		0.11	0.06
Net realized and unrealized gain (loss)	0.60		(0.01)		0.87	0.47

Total from investment operations	0.69		0.14		0.98	0.53

Less distributions:
Dividends from net investment income	(0.17)		(0.13)		(0.09)	—
Distributions from net realized gains	(0.30)		(0.65)		(0.17)	—

Total dividends and distributions	(0.47)		(0.78)		(0.26)	—

Net asset value, end of period	$10.83		$10.61		$11.25	$10.53

Total return (b)	6.79%		1.19%		9.46%	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,037		$2,440		$1,271	$356
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.20	%(k)	1.21%	1.22%
Before waivers (a)(f)	1.69%		1.66%		1.75%	1.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.72%		1.39%		1.02%	0.89	%(l)
Before waivers (a)(f)(x)	1.18%		0.93%		0.48%	0.26	%(l)
Portfolio turnover rate (z)^	38%		79%		86%	56%

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,			March 7, 2016* to October 31, 2016
Class I			2018		2017
Net asset value, beginning of period	$10.63		$11.27		$10.55	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.18		0.14	0.08
Net realized and unrealized gain (loss)	0.61		(0.01)		0.86	0.47

Total from investment operations	0.71		0.17		1.00	0.55

Less distributions:
Dividends from net investment income	(0.20)		(0.16)		(0.11)	—
Distributions from net realized gains	(0.30)		(0.65)		(0.17)	—

Total dividends and distributions	(0.50)		(0.81)		(0.28)	—

Net asset value, end of period	$10.84		$10.63		$11.27	$10.55

Total return (b)	6.86%		1.44%		9.68%	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,715		$57,126		$59,101	$53,478
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90	%(j)	0.95	%(k)	0.96%	0.97%
Before waivers (a)(f)	1.44%		1.41%		1.50%	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.96%		1.62%		1.27%	1.12	%(l)
Before waivers (a)(f)(x)	1.43%		1.16%		0.72%	0.55	%(l)
Portfolio turnover rate (z)^	38%		79%		86%	56%

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,			March 7, 2016* to October 31, 2016
Class R			2018		2017
Net asset value, beginning of period	$10.59		$11.23		$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.12		0.08	0.04
Net realized and unrealized gain (loss)	0.59		(0.01)		0.87	0.48

Total from investment operations	0.67		0.11		0.95	0.52

Less distributions:
Dividends from net investment income	(0.14)		(0.10)		(0.07)	—
Distributions from net realized gains	(0.30)		(0.65)		(0.17)	—

Total dividends and distributions	(0.44)		(0.75)		(0.24)	—

Net asset value, end of period	$10.82		$10.59		$11.23	$10.52

Total return (b)	6.61%		0.93%		9.15%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$163		$156		$112	$105
Ratio of expenses to average net assets:
After waivers (a)(f)	1.40	%(j)	1.45	%(k)	1.46%	1.47%
Before waivers (a)(f)	1.94%		1.91%		2.01%	2.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.46%		1.13%		0.77%	0.62	%(l)
Before waivers (a)(f)(x)	0.92%		0.67%		0.22%	0.05	%(l)
Portfolio turnover rate (z)^	38%		79%		86%	56%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class A, 1.00% for Class I and 1.50% for Class R.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	GAMCO Asset Management, Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/19

		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	7.79%	5.39%	8.28%
	with Sales Charge (a)	1.84	-0.37	6.92
Fund – Class I Shares*		7.90	5.60	8.56
Fund – Class R Shares*		7.70	5.13	8.03
Fund – Class T Shares*†	without Sales Charge	7.99	5.68	8.57
	with Sales Charge (b)	5.26	3.07	7.95
Russell 2500TM Value Index		6.11	4.28	6.94

*   Date of inception 11/12/14.

†   Class T Shares currently are not offered for sale.

(a)  A 5.50% front-end sales charge was deducted.

(b)  A 2.50% front-end sales charge was deducted.

     Returns for periods less than one year are not annualized.

     Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratios for Class A, I, R and T shares were 1.80%, 1.52%, 2.06% and 1.81%, respectively. The net expense ratios for Class A, I, R and T shares were 1.25%, 1.00%, 1.50% and 1.25%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — GAMCO Asset Management, Inc.

December was the culmination of an eventful 2018 for a market summarized by strong corporate earnings and broad U.S. economic strength for much of the year, following the exuberant reaction to the passage of the Tax Cuts and Jobs Act. Fourth quarter gross domestic product (GDP) growth tracked relatively weaker, following peak GDP of 4.2% earlier in 2018. The December rate increase met with more resistance than the prior increases due to pressure from the administration and a fast approaching March 2019 deadline for the ongoing trade negotiations with China. While the market had ignored many of these challenges for most of the year, these factors were squarely in investors’ focus at the end of the fourth quarter.

Following a difficult end of 2018 for the market, U.S. stocks registered their best first quarter since 1998 to start off 2019. A shift in Federal Reserve (Fed) policy and anticipation of a trade deal with China fueled the rally. The Federal Reserve decided to hold rates steady as the U.S. economy showed signs of slower growth. Recent data reports that the economy is still healthy, with employment close to a fifty year low, strong wage growth and inflation inching close to the Fed’s target of 2%.

The U.S. stock rally continued in April topping off the best April return since 2009 while setting four record closing highs with three in a row at month end. Despite political pressure to cut rates, ‘transitory’ below target inflation, and surging U.S. job growth, monetary policy remains on hold. The Fed’s dual mandate of maximum employment and stable prices is currently being met as the long-lived U.S. economic expansion and its reflective bull market rolled onward at the end of the month.

By the end of 2018, the S&P 500 Index was off 14% from its peak in September while the small capitalization Russell 2000 Index was down 22% from its peak in August. During the six-month period ended in April, the S&P 500 Index was up 9.8% and the Russell 2000 Index was up 6.1%. By comparison, the 1290 VT GAMCO Small/Mid Cap Value Fund Class I Shares was up 7.9% during the period vs 6.1% for its benchmark, the Russell 2500 Value Index. Broadly speaking, smaller companies were harder hit at the end of the fourth quarter as the market grappled with the potential slowdown in global growth and these companies did not bounce back as strongly as larger companies during the first quarter. However, smaller capitalization companies continue to have notable advantages including more upside from the corporate tax cut, lower international exposure and hence some cushion from trade disruptions and they are also likely beneficiaries of continued deal activity.

Fund Highlights

We buy businesses we believe are selling at a discount to their Private Market Value (the price an informed industrialist would pay for the entire company), with a catalyst in place that could potentially surface values. Our philosophy and process focus on fundamental company research and individual stock selection. The Fund is significantly different than its benchmark index, and performance will often not closely track it.

The Fund outperformed the Russell 2500 Value Index during the six-month period ended April 30, 2019. The Fund’s higher exposure to industrial companies drove its outperformance during the period as the broad market brush that painted all of these names with the same trade sensitivity regardless of underlying company fundamentals and global exposure at the end of the year did not apply during the first four months of the year.

We believe we are generally well-positioned for almost any economic environment. Our holdings tend to be domestically focused with strong franchises and often pricing power. We have

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

never been top-down allocators, trying to chase every trend. Rather, we rely on fundamental bottom-up research informed by our view of the shifting political and economic tides.

What helped performance during the six-month period ended April 30, 2019:

•

ATM manufacturing and servicing company Diebold Nixdorf, Inc. was up more than 150% during the period. Following an ill-timed merger with Wincor Nixdorf several years ago, CEO Gerard Schmid recently joined the company and has taken quick action to restore liquidity by raising high yield debt, aggressively streamlining the company’s cost structure, and improving its productivity in the service business. The cost cutting initiatives are showing early signs of success and the company’s outlook has improved.

•

Herc Holdings, Inc., which was spun off of Hertz in 2016, showed strong operating cost improvement and cash flow growth in its most recent quarterly report, and could benefit from expected incremental spending on infrastructure.

•

The EW Scripps Co. was up over 30% during the period, following the return of automotive advertising and positive commentary on core advertising after a record 2018 political cycle drove share increases. The company is acquiring TV stations from Nexstar, which will increase its reach to 30% of U.S. households.

What hurt performance during the six-month period ended April 30, 2019:

•	Aerospace and defense products company Aerojet Rocketdyne Holdings, Inc. was down slightly for the period as the market digested its restructuring led by CEO Eileen Drake.

•	Technology stocks performed well during the period, impacting Fund performance on a relative basis due to an historical underweight.

•

An underweight in real estate was a relative detractor from performance for the period as market leadership swiftly returned to more defensive areas including real estate investment trusts (REITs) during 2019, consistent with a falling 10-year yield from 3.1% to 2.5%.

Sector Weightings as of April 30, 2019	% of Net Assets
Industrials	33.9%
Communication Services	18.2
Consumer Staples	9.9
Consumer Discretionary	8.9
Materials	7.4
Investment Company	5.4
Health Care	4.2
Financials	3.9
Information Technology	2.5
Utilities	2.4
Real Estate	1.4
Energy	1.2
Cash and Other	0.7

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class A
Actual	$1,000.00	$1,077.90	$6.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.63	6.22
Class I
Actual	1,000.00	1,079.00	5.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.87	4.98
Class R
Actual	1,000.00	1,077.00	7.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.39	7.47
Class T**
Actual	1,000.00	1,079.90	5.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.87	4.98

*  Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.24%, 0.99%, 1.49% and 0.99%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

**  Class T shares currently are not offered for sale.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (18.2%)
Diversified Telecommunication Services (0.7%)
Intelsat SA*	34,000	$688,160

Entertainment (4.7%)
AMC Entertainment Holdings, Inc., Class A	44,000	667,040
Entertainment One Ltd.	90,000	559,338
Liberty Media Corp.-Liberty Braves, Class A*	3,500	99,260
Liberty Media Corp.-Liberty Braves, Class C*	20,000	563,000
Lions Gate Entertainment Corp., Class B	1,000	13,600
Madison Square Garden Co. (The), Class A*	2,501	781,412
Viacom, Inc., Class B	77,000	2,226,070

		4,909,720

Media (10.8%)
AMC Networks, Inc., Class A*	9,500	554,895
Clear Channel Outdoor Holdings, Inc., Class A*	185,000	904,650
comScore, Inc.*	28,000	351,400
Corus Entertainment, Inc., Class B	190,000	1,080,690
EW Scripps Co. (The), Class A	44,000	1,002,760
Grupo Televisa SAB (ADR)	50,000	507,000
JCDecaux SA	15,000	491,261
Loral Space & Communications, Inc.*	9,400	346,108
Meredith Corp.	20,000	1,180,000
MSG Networks, Inc., Class A*	32,000	736,960
Sirius XM Holdings, Inc.	34,560	200,793
Tribune Media Co., Class A	80,000	3,696,000
WideOpenWest, Inc.*	40,000	319,600

		11,372,117

Wireless Telecommunication Services (2.0%)
Gogo, Inc.*	35,000	184,100
Millicom International Cellular SA	8,000	473,200
Millicom International Cellular SA (SDR)	9,000	526,421
United States Cellular Corp.*	20,000	962,000

		2,145,721

Total Communication Services		19,115,718

Consumer Discretionary (8.9%)
Auto Components (0.8%)
Brembo SpA	2,500	32,807
Dana, Inc.	36,000	702,000
Lear Corp.	600	85,800

		820,607

Diversified Consumer Services (1.4%)
H&R Block, Inc.	35,000	952,350
ServiceMaster Global Holdings, Inc.*	10,000	490,300
Universal Technical Institute, Inc.*	12,000	40,680

		1,483,330

Hotels, Restaurants & Leisure (2.4%)
Cheesecake Factory, Inc. (The)	9,500	471,390
Churchill Downs, Inc.	2,100	211,785
Dover Motorsports, Inc.	15,000	32,400
Eldorado Resorts, Inc.*	6,000	296,220
Golden Entertainment, Inc.*	32,000	503,360
Nathan’s Famous, Inc.	6,500	448,825
Wynn Resorts Ltd.	4,000	577,800

		2,541,780

Household Durables (1.1%)
Bassett Furniture Industries, Inc.	36,000	639,360
Hunter Douglas NV	3,000	211,982
Lennar Corp., Class B	8,000	333,760

		1,185,102

Internet & Direct Marketing Retail (0.5%)
Lands’ End, Inc.*	9,000	157,590
zooplus AG*	3,500	379,606

		537,196

Leisure Products (2.3%)
Brunswick Corp.	25,014	1,280,967
Mattel, Inc.*	18,500	225,515
Polaris Industries, Inc.	9,000	867,600

		2,374,082

Multiline Retail (0.1%)
JC Penney Co., Inc.*	50,000	68,500

Specialty Retail (0.3%)
Aaron’s, Inc.	800	44,552
Carvana Co.*	1,500	107,340
Tractor Supply Co.	1,800	186,300

		338,192

Total Consumer Discretionary		9,348,789

Consumer Staples (9.9%)
Beverages (2.3%)
Cott Corp.	12,000	186,120
Davide Campari-Milano SpA	33,000	332,560
National Beverage Corp.	7,000	392,000
Remy Cointreau SA	11,000	1,465,707

		2,376,387

Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.	10,000	1,323,500
Ingles Markets, Inc., Class A	9,500	260,775

		1,584,275

Food Products (4.5%)
Bunge Ltd.	25,000	1,310,250
Farmer Brothers Co.*	16,000	322,560
Hain Celestial Group, Inc. (The)*	84,000	1,832,880
JM Smucker Co. (The)	8,000	981,040
McCormick & Co., Inc.	1,800	276,858

		4,723,588

Household Products (0.9%)
Energizer Holdings, Inc.	15,000	718,350
Oil-Dri Corp. of America	9,000	286,290

		1,004,640

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Personal Products (0.7%)
Avon Products, Inc.*	50,000	$159,000
Edgewell Personal Care Co.*	14,500	597,835

		756,835

Total Consumer Staples		10,445,725

Energy (1.2%)
Energy Equipment & Services (1.2%)
Dril-Quip, Inc.*	10,000	435,600
RPC, Inc.	62,427	642,374
Weatherford International plc*	280,000	154,924

Total Energy		1,232,898

Financials (3.9%)
Banks (1.4%)
Atlantic Capital Bancshares, Inc.*	14,000	244,160
Cadence Bancorp	10,997	250,182
Flushing Financial Corp.	16,154	365,080
Synovus Financial Corp.	16,005	589,944

		1,449,366

Capital Markets (2.5%)
Cohen & Steers, Inc.	1,800	90,270
Federated Investors, Inc., Class B	47,523	1,460,382
Legg Mason, Inc.	30,000	1,003,500
Waddell & Reed Financial, Inc., Class A	7,000	131,110

		2,685,262

Total Financials		4,134,628

Health Care (4.2%)
Biotechnology (1.2%)
Clovis Oncology, Inc.*	13,000	237,510
Spark Therapeutics, Inc.*	9,800	1,045,562

		1,283,072

Health Care Equipment & Supplies (0.3%)
Cardiovascular Systems, Inc.*	2,500	88,850
Cutera, Inc.*	15,000	266,100

		354,950

Health Care Providers & Services (1.0%)
Patterson Cos., Inc.	46,000	1,004,640

Health Care Technology (1.6%)
Evolent Health, Inc., Class A*	40,000	542,000
Teladoc Health, Inc.*	20,000	1,137,600

		1,679,600

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	90,279

Total Health Care		4,412,541

Industrials (33.9%)
Aerospace & Defense (2.7%)
AAR Corp.	12,500	422,125
Aerojet Rocketdyne Holdings, Inc.*	25,000	846,500
Moog, Inc., Class A	10,500	983,220

Moog, Inc., Class B	700	60,249
Textron, Inc.	10,000	530,000

		2,842,094

Building Products (2.6%)
Armstrong Flooring, Inc.*	30,000	434,700
Griffon Corp.	115,000	2,256,300

		2,691,000

Commercial Services & Supplies (3.0%)
KAR Auction Services, Inc.	8,688	490,698
Matthews International Corp., Class A	30,000	1,201,800
Multi-Color Corp.	20,000	998,000
Team, Inc.*	30,000	507,000

		3,197,498

Construction & Engineering (0.4%)
Arcosa, Inc.	14,666	456,553

Electrical Equipment (0.4%)
AMETEK, Inc.	200	17,634
AZZ, Inc.	8,000	379,920

		397,554

Machinery (19.8%)
Astec Industries, Inc.	62,000	2,090,020
CIRCOR International, Inc.*	88,000	2,967,360
CNH Industrial NV	30,000	327,000
Eastern Co. (The)	15,000	429,900
EnPro Industries, Inc.	28,500	2,118,120
Evoqua Water Technologies Corp.*	95,500	1,300,710
Federal Signal Corp.	2,500	71,925
Flowserve Corp.	34,000	1,667,020
Gardner Denver Holdings, Inc.*	40,000	1,350,000
Graco, Inc.	4,500	230,625
ITT, Inc.	3,500	211,925
Kennametal, Inc.	28,500	1,159,950
Mueller Industries, Inc.	40,000	1,166,800
Mueller Water Products, Inc., Class A	34,000	364,820
Navistar International Corp.*	17,370	593,012
Park-Ohio Holdings Corp.	15,000	549,450
Toro Co. (The)	6,000	438,900
Trinity Industries, Inc.	74,000	1,595,440
Twin Disc, Inc.*	50,000	947,000
Watts Water Technologies, Inc., Class A	13,000	1,112,670
Welbilt, Inc.*	12,500	210,375

		20,903,022

Road & Rail (0.5%)
Hertz Global Holdings, Inc.*	30,000	545,400

Trading Companies & Distributors (3.5%)
Ashtead Group plc	2,000	55,342
GATX Corp.	8,000	617,040
Herc Holdings, Inc.*	50,000	2,408,000
Kaman Corp.	9,000	557,190

		3,637,572

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Transportation Infrastructure (1.0%)
Macquarie Infrastructure Corp.	26,500	$1,073,515

Total Industrials		35,744,208

Information Technology (2.5%)
Communications Equipment (0.1%)
Communications Systems, Inc.	20,000	55,400
EchoStar Corp., Class A*	1,600	63,760

		119,160

Electronic Equipment, Instruments & Components (0.6%)
KEMET Corp.	10,000	178,700
Landis+Gyr Group AG*	6,000	418,666

		597,366

IT Services (0.3%)
Internap Corp.*	64,000	252,160
MoneyGram International, Inc.*	25,000	82,750

		334,910

Technology Hardware, Storage & Peripherals (1.5%)
Diebold Nixdorf, Inc.*	158,000	1,594,220

Total Information Technology		2,645,656

Materials (7.4%)
Chemicals (5.2%)
Chr Hansen Holding A/S	1,200	122,410
Core Molding Technologies, Inc.	60,000	487,200
Element Solutions, Inc.*	130,000	1,411,800
GCP Applied Technologies, Inc.*	66,000	1,900,140
HB Fuller Co.	4,000	195,880
Scotts Miracle-Gro Co. (The)	7,000	595,140
Tredegar Corp.	15,000	270,300
Valvoline, Inc.	26,000	481,000

		5,463,870

Containers & Packaging (1.5%)
Greif, Inc., Class A	30,000	1,185,600
Myers Industries, Inc.	25,000	447,250

		1,632,850

Metals & Mining (0.7%)
Ampco-Pittsburgh Corp.*	22,000	70,840
Freeport-McMoRan, Inc.	10,000	123,100
TimkenSteel Corp.*	52,000	527,280

		721,220

Total Materials		7,817,940

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Ryman Hospitality Properties, Inc. (REIT)	6,000	477,600
Seritage Growth Properties (REIT), Class A	12,500	557,375

		1,034,975

Real Estate Management & Development (0.4%)
St Joe Co. (The)*	28,000	477,120

Total Real Estate		1,512,095

Utilities (2.4%)
Electric Utilities (0.0%)
El Paso Electric Co.	200	12,222

Gas Utilities (1.1%)
National Fuel Gas Co.	20,000	1,184,200

Independent Power and Renewable Electricity Producers (1.0%)
AES Corp.	60,000	1,027,200

Water Utilities (0.3%)
Connecticut Water Service, Inc.	4,000	274,280

Total Utilities		2,497,902

Total Common Stocks (93.9%) (Cost $96,787,489)		98,908,100

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc. 0.000% (r)*
(Cost $400)	4	210

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25 (r)* (Cost $—)	22	9

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (5.4%)
JPMorgan Prime Money Market Fund, IM Shares	5,676,701	5,678,404

Total Short-Term Investment (5.4%) (Cost $5,678,404)		5,678,404

Total Investments in Securities (99.3%) (Cost $102,466,293)		104,586,723
Other Assets Less Liabilities (0.7%)		768,956

Net Assets (100%)		$105,355,679

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt
SDR	— Swedish Depositary Receipt

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$17,065,498	$2,050,220	$—	$19,115,718
Consumer Discretionary	8,243,169	1,105,620	—	9,348,789
Consumer Staples	8,370,600	2,075,125	—	10,445,725
Energy	1,232,898	—	—	1,232,898
Financials	4,134,628	—	—	4,134,628
Health Care	4,412,541	—	—	4,412,541
Industrials	35,198,717	545,491	—	35,744,208
Information Technology	2,171,590	474,066	—	2,645,656
Materials	7,208,330	609,610	—	7,817,940
Real Estate	1,512,095	—	—	1,512,095
Utilities	2,497,902	—	—	2,497,902
Convertible Preferred Stocks
Health Care	—	—	210	210
Short-Term Investment
Investment Company	5,678,404	—	—	5,678,404
Warrants
Health Care	—	—	9	9

Total Assets	$97,726,372	$6,860,132	$219	$104,586,723

Total Liabilities	$—	$—	$—	$—

Total	$97,726,372	$6,860,132	$219	$104,586,723

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,791,741
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,156,309

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,710,106
Aggregate gross unrealized depreciation	(6,749,881)

Net unrealized appreciation	$1,960,225

Federal income tax cost of investments in securities and derivative instruments, if applicable	$102,626,498

For the six months ended April 30, 2019, the Fund incurred approximately $685 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $102,466,293)	$104,586,723
Cash	331,000
Foreign cash (Cost $8,969)	8,971
Receivable for securities sold	459,766
Receivable for Fund shares sold	457,835
Dividends, interest and other receivables	34,025
Prepaid registration and filing fees	28,306

Total assets	105,906,626

LIABILITIES
Payable for securities purchased	291,782
Payable for Fund shares redeemed	146,778
Investment advisory fees payable	28,385
Administrative fees payable	12,930
Transfer agent fees payable	4,153
Trustees’ fees payable	1,768
Distribution fees payable – Class A	833
Distribution fees payable – Class R	384
Accrued expenses	63,934

Total liabilities	550,947

NET ASSETS	$105,355,679

Net assets were comprised of:
Paid in capital	$102,568,307
Total distributable earnings (loss)	2,787,372

Net assets	$105,355,679

Class A
Net asset value and redemption price per share, $4,103,249 / 312,432 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.13
Maximum sales charge (5.50% of offering price)	0.76

Maximum offering price per share	$13.89

Class I
Net asset value and redemption price per share, $100,179,327 / 7,622,062 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.14

Class R
Net asset value and redemption price per share, $939,294 / 71,883 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.07

Class T**
Net asset value and redemption price per share, $133,809 / 10,179 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.15
Maximum sales charge (2.50% of offering price)	0.34

Maximum offering price per share	$13.49

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,317 foreign withholding tax)	$744,563
Interest	3,724

Total income	748,287

EXPENSES
Investment advisory fees	354,866
Professional fees	71,166
Administrative fees	70,974
Transfer agent fees	56,844
Printing and mailing expenses	39,552
Registration and filing fees	28,526
Custodian fees	8,749
Trustees’ fees	4,621
Distribution fees – Class A	4,585
Distribution fees – Class R	2,104
Distribution fees – Class T**	157
Miscellaneous	22,199

Gross expenses	664,343
Less: Waiver from investment adviser	(187,267)
Waiver from distributor	(157)

Net expenses	476,919

NET INVESTMENT INCOME (LOSS)	271,368

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	724,372
Foreign currency transactions	(720)

Net realized gain (loss)	723,652

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,256,533
Foreign currency translations	104

Net change in unrealized appreciation (depreciation)	6,256,637

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,980,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,251,657

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$271,368	$293,327
Net realized gain (loss)	723,652	803,616
Net change in unrealized appreciation (depreciation)	6,256,637	(6,520,592)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,251,657	(5,423,649)

Distributions to shareholders:
Class A	(42,434)	(45,934)
Class I	(1,255,738)	(549,863)
Class R	(7,956)	(12,578)
Class T**	(1,787)	(3,105)

Total distributions to shareholders	(1,307,915)	(611,480)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 46,337 and 166,645 shares, respectively ]	587,438	2,189,545
Capital shares issued in reinvestment of dividends [ 3,493 and 3,358 shares, respectively ]	40,904	43,044
Capital shares repurchased [ (29,303) and (38,937) shares, respectively ]	(358,058)	(513,240)

Total Class A transactions	270,284	1,719,349

Class I
Capital shares sold [ 1,188,741 and 5,718,892 shares, respectively ]	14,848,758	75,982,055
Capital shares issued in reinvestment of dividends [ 59,543 and 37,602 shares, respectively ].	697,247	482,439
Capital shares repurchased [ (650,982) and (389,765) shares, respectively ]	(7,825,640)	(5,160,624)

Total Class I transactions	7,720,365	71,303,870

Class R
Capital shares sold [ 8,912 and 71,062 shares, respectively ]	108,541	928,020
Capital shares issued in reinvestment of dividends [ 574 and 782 shares, respectively ]	6,698	9,998
Capital shares repurchased [ (2,902) and (32,549) shares, respectively ]	(34,828)	(428,019)

Total Class R transactions	80,411	509,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,071,060	73,533,218

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,014,802	67,498,089
NET ASSETS:
Beginning of period	91,340,877	23,842,788

End of period	$105,355,679	$91,340,877

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,					November 12, 2014* to October 31, 2015
Class A			2018		2017		2016
Net asset value, beginning of period	$12.33		$12.83		$10.28		$10.25	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.03		0.06	##	0.05	(0.01)
Net realized and unrealized gain (loss)	0.92		(0.25)		2.67		0.25	0.33

Total from investment operations	0.94		(0.22)		2.73		0.30	0.32

Less distributions:
Dividends from net investment income	(0.02)		(0.03)		(0.02)		— #	(0.07)
Distributions from net realized gains	(0.12)		(0.25)		(0.16)		(0.27)	—

Total dividends and distributions	(0.14)		(0.28)		(0.18)		(0.27)	(0.07)

Net asset value, end of period	$13.13		$12.33		$12.83		$10.28	$10.25

Total return (b)	7.79%		(1.84)%		26.72%		3.08%	3.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,103		$3,599		$2,063		$591	$997
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.24	%(j)	1.24	%(j)	1.27%		1.35%	1.35%
Before waivers and reimbursements (a)(f)	1.64%		1.79%		2.72%		4.38%	9.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.34%		0.26%		0.48	%(aa)	0.49%	(0.10	)%(l)
Before waivers and reimbursements (a)(f)	(0.06)%		(0.28)%		(0.97	)%(aa)	(2.53)%	(8.03	)%(l)
Portfolio turnover rate (z)^	23%		49%		88%		76%	95%

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,					November 12, 2014* to October 31, 2015
Class I			2018		2017		2016
Net asset value, beginning of period	$12.36		$12.86		$10.30		$10.27	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07		0.08	##	0.05	0.02
Net realized and unrealized gain (loss)	0.92		(0.26)		2.68		0.28	0.32

Total from investment operations	0.96		(0.19)		2.76		0.33	0.34

Less distributions:
Dividends from net investment income	(0.06)		(0.06)		(0.04)		(0.03)	(0.07)
Distributions from net realized gains	(0.12)		(0.25)		(0.16)		(0.27)	—

Total dividends and distributions	(0.18)		(0.31)		(0.20)		(0.30)	(0.07)

Net asset value, end of period	$13.14		$12.36		$12.86		$10.30	$10.27

Total return (b)	7.90%		(1.60)%		27.09%		3.34%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100,179		$86,815		$21,317		$6,041	$2,416
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.99	%(j)	0.99	%(j)	1.02%		1.10%	1.10%
Before waivers and reimbursements (a)(f)	1.39%		1.51%		2.47%		4.09%	8.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.59%		0.54%		0.69	%(bb)	0.49%	0.16	%(l)
Before waivers and reimbursements (a)(f)	0.19%		0.03%		(0.76	)%(bb)	(2.51)%	(7.30	)%(l)
Portfolio turnover rate (z)^	23%		49%		88%		76%	95%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,					November 12, 2014* to October 31, 2015
Class R			2018		2017		2016
Net asset value, beginning of period	$12.26		$12.76		$10.23		$10.23	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	—	#	0.03	##	0.04	(0.04)
Net realized and unrealized gain (loss)	0.93		(0.25)		2.66		0.23	0.34

Total from investment operations	0.93		(0.25)		2.69		0.27	0.30

Less distributions:
Dividends from net investment income	—		—		—		—	(0.07)
Distributions from net realized gains	(0.12)		(0.25)		(0.16)		(0.27)	—

Total dividends and distributions	(0.12)		(0.25)		(0.16)		(0.27)	(0.07)

Net asset value, end of period	$13.07		$12.26		$12.76		$10.23	$10.23

Total return (b)	7.70%		(2.07)%		26.49%		2.77%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$939		$801		$332		$168	$777
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.49	%(j)	1.49	%(j)	1.53%		1.60%	1.60%
Before waivers and reimbursements (a)(f)	1.89%		2.05%		3.00%		4.65%	9.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.08%		0.02%		0.27	%(cc)	0.42%	(0.35	)%(l)
Before waivers and reimbursements (a)(f)	(0.31)%		(0.54)%		(1.21	)%(cc)	(2.64)%	(8.49	)%(l)
Portfolio turnover rate (z)^	23%		49%		88%		76%	95%

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,					November 12, 2014* to October 31, 2015
Class T**			2018		2017		2016
Net asset value, beginning of period	$12.36		$12.86		$10.30		$10.27	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07		0.11	##	0.08	0.01
Net realized and unrealized gain (loss)	0.93		(0.26)		2.65		0.25	0.33

Total from investment operations	0.97		(0.19)		2.76		0.33	0.34

Less distributions:
Dividends from net investment income	(0.06)		(0.06)		(0.04)		(0.03)	(0.07)
Distributions from net realized gains	(0.12)		(0.25)		(0.16)		(0.27)	—

Total dividends and distributions	(0.18)		(0.31)		(0.20)		(0.30)	(0.07)

Net asset value, end of period	$13.15		$12.36		$12.86		$10.30	$10.27

Total return (b)	7.99%		(1.60)%		27.09%		3.34%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134		$126		$131		$105	$259
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.99	%(j)	0.99	%(j)	1.03%		1.10%	1.10%
Before waivers and reimbursements (a)(f)	1.64%		1.80%		3.02%		5.11%	10.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.59%		0.50%		0.89	%(dd)	0.77%	0.15	%(l)
Before waivers and reimbursements (a)(f)	(0.05)%		(0.31)%		(1.10	)%(dd)	(3.23)%	(8.98	)%(l)
Portfolio turnover rate (z)^	23%		49%		88%		76%	95%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.04, $(0.01) and $0.07 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class A, 1.00% for Class I, 1.50% for Class R and 1.00% for Class T.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class A would be 0.14% for income after waivers and reimbursements and (1.31)% before waivers and reimbursements.

(bb)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class I would be 0.35% for income after waivers and reimbursements and (1.10)% before waivers and reimbursements.

(cc)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class R would be (0.07)% for income after waivers and reimbursements and (1.55)% before waivers and reimbursements.

(dd)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class T would be 0.55% for income after waivers and reimbursements and (1.44)% before waivers and reimbursements.

See Notes to Financial Statements.

1290 GLOBAL TALENTS FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	AXA Investment Managers, Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/19

		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	9.68%	0.51%	10.03%
	with Sales Charge (a)	3.63	-5.00	8.02
Fund – Class I Shares*		9.82	0.75	10.32
Fund – Class R Shares*		9.49	0.20	9.76
MSCI ACWI (Net) Index		9.37	5.06	12.04

* Date of inception 4/11/16. (a) A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratios for Class A, I and R shares were 1.94%, 1.69% and 2.19%, respectively. The net expense ratios for Class A, I and R shares were 1.25%, 1.00% and 1.50%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — AXA Investment Managers, Inc.

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, a number of sector trends also impacted the Fund’s performance. Over the period, energy was the worst performer as oil prices dropped rapidly below $50 a barrel at the end of 2018 and only gradually recovered since. Health care was held back due to the growing U.S. political resolve to put a lid on health care costs. Financials lagged in a context of perceived peak margins and concerns around rising credit risks. Real estate, information technology and consumer discretionary showed the strongest performance. They benefited from continued positive structural demand trends and stable interest rates.

Fund Highlights

The Fund’s Class I shares returned 9.82% for the six-month period ended April 30, 2019. The Fund’s benchmark, the MSCI All Country World Index (ACWI), rose 9.37% over the same time period. The outperformance was driven by positive stock selection, particularly within communication services, consumer staples, materials and information technology.

We made a number of changes to portfolio holdings over the period. We sold our stake in Regional Bank following newly elected Mexican president’s policies and talks of scrapping bank fees. We sold Chilean copper miner Antofagasta, given rising costs, lower output and evidence of slowing Chinese industrial growth. We also sold Japanese linear-motion systems leader THK Co., Ltd., as we believe its outlook remains clouded due to the current geopolitical dynamic. We exited medical care conglomerate Fresenius SE & Co. KGaA and media group Publicis Groupe as we believe the respective issues these companies are facing are structural in nature. We added a number of companies. Jazz Pharmaceuticals plc is a specialty pharmaceutical company focusing mainly on sleep disorders but also oncology, hematology, pain management and psychiatry. We believe real estate vehicle Prologis, Inc. is well-positioned to reap the rewards of e-commerce growth and the growing demand for warehousing space and logistics expertise.

What helped performance during the six-month period ended April 30, 2019:

•

Technology related holdings performed strongly. Chinese online giant Tencent Holdings Ltd. surged as the government resumed online game approvals. IT security player Proofpoint, Inc. delivered solid results. Product Lifetime Management (PLM) and 3D design software vendor Dassault Systemes SE raised its long-term organic growth prospects. Japanese conglomerate Softbank Group Corp. announced a large buyback program. IPG Photonics Corp. saw stabilizing order trends in fiber lasers.

•

A number of consumer stocks outperformed, principally those with exposure to emerging markets, such as Chinese dominant e-commerce player Alibaba Group Holding Ltd. and global beer manufacturer Anheuser-Busch InBev SA/NV.

•	Players well positioned to benefit from structural demand trends, such as Ecolab, Inc. in water treatment and hygiene services and Prologis, Inc. in smart and agile real estate, moved to new highs.

What hurt performance during the six-month period ended April 30, 2019:

•

Energy holdings Concho Resources, Inc. and EOG Resources, Inc. came under pressure due to stagnating oil prices. We believe that current macroeconomic developments (e.g., Iran, Venezuela) and the lifting of supply constraints in the U.S. Permian basin could be supportive factors going forward.

•

Fedex Corp. has been under pressure due to slowing global trade trends, internal execution issues, rising wage pressure and growing investors’ concerns around Amazon.com Inc.’s own delivery plans. While these concerns are real, we believe the stock price is excessively discounted.

•

Japanese online retailer ZOZO, Inc. is coming out of a rocky period of trialing and testing new ways to entice customers to its growing e-commerce platform. While the entrepreneurial and innovative culture remains a key reason for us to own the stock, we have to acknowledge that execution and communication over the last six months have been disappointing. The company is now returning to more tried and tested methods and reining in spending.

1290 GLOBAL TALENTS FUND (Unaudited)

•

Jazz Pharmaceuticals plc and Fresenius SE & Co. KGaA both missed market expectations. We believe the outlook remains positive for the former. We expect further drug approvals as well as a normalization of trends following ad hoc issues in the last quarter of 2018. We are more cautious in terms of recovery outlook for the latter and decided to exit the stock.

•

German family conglomerate Henkel AG & Co. KGaA lagged the market recovery as it lowered its medium-term outlook. Its adhesives business has been modestly hampered by slowing industrial trends, but we like its diversified and leading positioning, its profitability profile and the structural demand trends that underpin it. On the consumer side of the business, the laundry and home case division continues to perform solidly while the beauty portfolio remains on an underwhelming trajectory. Management has announced plans to increase spending and revive growth, while valuation is undemanding.

Outlook

While we do not envision a global economic recession as our base case scenario, we continue to remain cautious in our investment approach, given mixed lead indicators’ economic signals and continued macro uncertainty, in particular with regard to a U.S.-China trade resolution.

Sector Weightings as of April 30, 2019	Market Value	% of Net Assets
Information Technology	$5,418,740	19.1%
Financials	4,170,714	14.7
Consumer Staples	3,759,401	13.2
Communication Services	3,744,824	13.2
Health Care	3,092,056	10.9
Consumer Discretionary	2,575,606	9.1
Industrials	1,575,182	5.5
Materials	1,128,226	4.0
Energy	881,560	3.1
Investment Company	681,987	2.4
Real Estate	627,621	2.2
Cash and Other	743,133	2.6

		100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class A
Actual	$1,000.00	$1,096.80	$6.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class I
Actual	1,000.00	1,098.20	5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class R
Actual	1,000.00	1,094.90	7.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50

*  Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.25%, 1.00% and 1.50%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Belgium (3.3%)
Anheuser-Busch InBev SA/NV	10,626	$944,630

China (5.4%)
Alibaba Group Holding Ltd. (ADR)*	3,990	740,424
Tencent Holdings Ltd.	15,700	776,515

		1,516,939

Finland (1.7%)
Sampo OYJ, Class A	10,420	476,365

France (5.0%)
Dassault Systemes SE	5,742	908,394
Financiere de L’Odet SA	506	515,317

		1,423,711

Germany (2.4%)
Henkel AG & Co. KGaA (Preference) (q)	6,645	672,562

Israel (2.5%)
Check Point Software Technologies Ltd.*	5,878	709,827

Japan (10.6%)
Kose Corp.	4,200	786,121
SoftBank Group Corp.	9,600	995,808
Unicharm Corp.	26,300	861,517
ZOZO, Inc.	21,200	373,967

		3,017,413

Mexico (1.7%)
Fomento Economico Mexicano SAB de CV	50,700	494,571

Peru (2.5%)
Credicorp Ltd.	3,007	712,358

Spain (1.6%)
Industria de Diseno Textil SA	14,742	445,939

Sweden (1.5%)
Assa Abloy AB, Class B	20,277	432,563

Switzerland (3.0%)
Roche Holding AG	3,251	856,979

United States (53.8%)
Alphabet, Inc., Class A*	848	1,016,718
Amazon.com, Inc.*	527	1,015,276
Apple, Inc.	5,835	1,170,909
Bank OZK	18,113	591,389
Berkshire Hathaway, Inc., Class B*	5,566	1,206,208
BlackRock, Inc.	1,262	612,373
Booz Allen Hamilton Holding Corp.	8,180	484,992
Charles Schwab Corp. (The)	12,495	572,021
Cognex Corp.	7,880	397,388
Concho Resources, Inc.	3,638	419,752
DexCom, Inc.*	4,456	539,488
Ecolab, Inc.	6,129	1,128,226
EOG Resources, Inc.	4,808	461,808
Facebook, Inc., Class A*	4,942	955,783
FedEx Corp.	3,311	627,302

IPG Photonics Corp.*	3,335	582,725
Jazz Pharmaceuticals plc*	4,198	544,775
Prologis, Inc. (REIT)	8,186	627,621
Proofpoint, Inc.*	5,229	655,821
QUALCOMM, Inc.	5,906	508,684
Stryker Corp.	3,137	592,611
UnitedHealth Group, Inc.	2,395	558,203

		15,270,073

Total Common Stocks (95.0%) (Cost $21,755,009)		26,973,930

SHORT-TERM INVESTMENT:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	681,783	681,987

Total Short-Term Investment (2.4%) (Cost $681,987)		681,987

Total Investments in Securities (97.4%) (Cost $22,436,996)		27,655,917
Other Assets Less Liabilities (2.6%)		743,133

Net Assets (100%)		$28,399,050

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Sector Weightings as of April 30, 2019	Market Value	% of Net Assets
Information Technology	$5,418,740	19.1%
Financials	4,170,714	14.7
Consumer Staples	3,759,401	13.2
Communication Services	3,744,824	13.2
Health Care	3,092,056	10.9
Consumer Discretionary	2,575,606	9.1
Industrials	1,575,182	5.5
Materials	1,128,226	4.0
Energy	881,560	3.1
Investment Company	681,987	2.4
Real Estate	627,621	2.2
Cash and Other	743,133	2.6

		100.0%

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Belgium	$—	$944,630	$—	$944,630
China	740,424	776,515	—	1,516,939
Finland	—	476,365	—	476,365
France	—	1,423,711	—	1,423,711
Germany	—	672,562	—	672,562
Israel	709,827	—	—	709,827
Japan	—	3,017,413	—	3,017,413
Mexico	494,571	—	—	494,571
Peru	712,358	—	—	712,358
Spain	—	445,939	—	445,939
Sweden	—	432,563	—	432,563
Switzerland	—	856,979	—	856,979
United States	15,270,073	—	—	15,270,073
Short-Term Investment
Investment Company	681,987	—	—	681,987

Total Assets	$18,609,240	$9,046,677	$—	$27,655,917

Total Liabilities	$—	$—	$—	$—

Total	$18,609,240	$9,046,677	$—	$27,655,917

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2019:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(332)	$(332)

Total	$(332)	$(332)

^ The Fund held forward foreign currency contracts for hedging.

The Fund held forward foreign currency contracts with an average settlement value of approximately $73,000 for three days during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,437,397
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,548,035

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,015,589
Aggregate gross unrealized depreciation	(786,465)

Net unrealized appreciation	$5,229,124

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,426,793

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $22,436,996)	$27,655,917
Cash	661,915
Dividends, interest and other receivables	69,859
Receivable for Fund shares sold	34,829
Prepaid registration and filing fees	28,004
Other assets	22

Total assets	28,450,546

LIABILITIES
Foreign currency overdraft payable	1,007
Administrative fees payable	3,448
Transfer agent fees payable	2,669
Trustees’ fees payable	513
Distribution fees payable – Class A	312
Investment advisory fees payable	154
Distribution fees payable – Class R	53
Accrued expenses	43,340

Total liabilities	51,496

NET ASSETS	$28,399,050

Net assets were comprised of:
Paid in capital	$22,852,551
Total distributable earnings (loss)	5,546,499

Net assets	$28,399,050

Class A
Net asset value and redemption price per share, $1,559,659 / 122,900 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.69
Maximum sales charge (5.50% of offering price)	0.74

Maximum offering price per share	$13.43

Class I
Net asset value and redemption price per share, $26,707,783 / 2,093,084 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.76

Class R
Net asset value and redemption price per share, $131,608 / 10,450 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.59

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,985 foreign withholding tax)	$179,960
Interest	5,868

Total income	185,828

EXPENSES
Investment advisory fees	104,018
Professional fees	37,501
Registration and filing fees	20,819
Administrative fees	19,504
Printing and mailing expenses	17,583
Transfer agent fees	15,100
Custodian fees	7,362
Distribution fees – Class A	1,632
Trustees’ fees	1,292
Distribution fees – Class R	300
Miscellaneous	11,752

Gross expenses	236,863
Less: Waiver from investment adviser	(104,871)

Net expenses	131,992

NET INVESTMENT INCOME (LOSS)	53,836

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	267,145
Forward foreign currency contracts	(332)
Foreign currency transactions	95

Net realized gain (loss)	266,908

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,162,811
Foreign currency translations	(218)

Net change in unrealized appreciation (depreciation)	2,162,593

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,429,501

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,483,337

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$53,836	$32,506
Net realized gain (loss)	266,908	1,334,825
Net change in unrealized appreciation (depreciation)	2,162,593	(2,041,685)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,483,337	(674,354)

Distributions to shareholders:
Class A	(59,488)	—
Class I	(1,215,312)	(33,488)
Class R	(5,857)	—

Total distributions to shareholders	(1,280,657)	(33,488)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 17,900 and 49,492 shares, respectively ]	213,258	660,562
Capital shares issued in reinvestment of dividends [ 4,797 and 0 shares, respectively ]	53,769	—
Capital shares repurchased [ (4,170) and (9,676) shares, respectively ]	(49,241)	(130,124)

Total Class A transactions	217,786	530,438

Class I
Capital shares sold [ 17,321 and 86,207 shares, respectively ]	200,676	1,178,073
Capital shares issued in reinvestment of dividends [ 5,591 and 33 shares, respectively ]	62,951	422
Capital shares repurchased [ (17,062) and (2,640) shares, respectively ]	(191,468)	(35,891)

Total Class I transactions	72,159	1,142,604

Class R
Capital shares sold [ 311 and 120 shares, respectively ]	3,652	1,599
Capital shares issued in reinvestment of dividends [ 12 and 0 shares, respectively ]	137	—
Capital shares repurchased [ (2) and 0# shares, respectively ]	(26)	(2)

Total Class R transactions	3,763	1,597

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	293,708	1,674,639

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,496,388	966,797
NET ASSETS:
Beginning of period	26,902,662	25,935,865

End of period	$28,399,050	$26,902,662

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,		April 11, 2016* to October 31, 2016
Class A		2018	2017
Net asset value, beginning of period	$12.16	$12.44	$10.33	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	1.09	(0.26)	2.18	0.34

Total from investment operations	1.10	(0.28)	2.15	0.33

Less distributions:
Distributions from net realized gains	(0.57)	—	(0.04)	—

Net asset value, end of period	$12.69	$12.16	$12.44	$10.33

Total return (b)	9.68%	(2.25)%	20.89%	3.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,560	$1,270	$803	$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%	1.25%	1.27%	1.40%
Before waivers and reimbursements (a)(f)	2.06%	1.94%	2.13%	2.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.22%	(0.13)%	(0.25)%	(0.19	)%(l)
Before waivers and reimbursements (a)(f)	(0.58)%	(0.82)%	(1.11)%	(1.10	)%(l)
Portfolio turnover rate (z)^	14%	26%	18%	11%

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,		April 11, 2016* to October 31, 2016
Class I		2018	2017
Net asset value, beginning of period	$12.22	$12.48	$10.34	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.02	0.01	—	#
Net realized and unrealized gain (loss)	1.09	(0.26)	2.18	0.34

Total from investment operations	1.12	(0.24)	2.19	0.34

Less distributions:
Dividends from net investment income	(0.01)	(0.02)	(0.01)	—
Distributions from net realized gains	(0.57)	—	(0.04)	—

Total dividends and distributions	(0.58)	(0.02)	(0.05)	—

Net asset value, end of period	$12.76	$12.22	$12.48	$10.34

Total return (b)	9.82%	(1.95)%	21.23%	3.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,708	$25,511	$25,009	$20,479
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.00%	1.05%	1.15%
Before waivers and reimbursements (a)(f)	1.81%	1.69%	1.92%	2.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.43%	0.13%	0.09%	0.06	%(l)
Before waivers and reimbursements (a)(f)	(0.38)%	(0.56)%	(0.79)%	(0.85	)%(l)
Portfolio turnover rate (z)^	14%	26%	18%	11%

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,		April 11, 2016* to October 31, 2016
Class R		2018	2017
Net asset value, beginning of period	$12.09	$12.39	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	1.07	(0.25)	2.17	0.34

Total from investment operations	1.07	(0.30)	2.12	0.31

Less distributions:
Distributions from net realized gains	(0.57)	—	(0.04)	—

Net asset value, end of period	$12.59	$12.09	$12.39	$10.31

Total return (b)	9.49%	(2.42)%	20.64%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132	$122	$124	$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.50%	1.50%	1.55%	1.65%
Before waivers and reimbursements (a)(f)	2.31%	2.19%	2.42%	2.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.07)%	(0.37)%	(0.41)%	(0.44	)%(l)
Before waivers and reimbursements (a)(f)	(0.87)%	(1.06)%	(1.29)%	(1.35	)%(l)
Portfolio turnover rate (z)^	14%	26%	18%	11%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 HIGH YIELD BOND FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	AXA Investment Managers, Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/19

			6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge		5.02%	5.68%	4.09%
	with Sales Charge (a	)	0.31	0.91	3.02
Fund – Class I Shares*			5.15	5.94	4.37
Fund – Class R Shares*			4.90	5.42	3.84
Fund – Class T Shares*†	without Sales Charge		5.27	6.06	4.37
	with Sales Charge (b	)	2.63	3.44	3.77
ICE BofAML US High Yield Index			5.55	6.71	5.22

*   Date of inception 11/12/14.

†   Class T Shares currently are not offered for sale.

(a)  A 4.50% front-end sales charge was deducted.

(b)  A 2.50% front-end sales charge was deducted.

     Returns for periods less than one year are not annualized.

     Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratios for Class A, I, R and T shares were 1.77%, 1.52%, 2.02% and 1.77%, respectively. The net expense ratios for Class A, I, R and T shares were 1.00%, 0.75%, 1.25% and 1.00%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — AXA Investment Managers, Inc.

Returns for the period were driven by better than expected earnings in the first quarter, strength in the equity market and accommodative Federal Reserve (Fed) policies. Flows into the high yield market were positive for the six-month period ended April 30, 2019. In the same period, there was $12.5 billion of high yield default volume, materially lower than the $22.5 billion of high yield default volume in the same period last year. The par weighted high yield default rate ended the period at 1.29% versus 2.26% at the end of the prior period.

For the six-month period ended April 30, 2019, high yield underperformed U.S. equities and U.S. investment-grade corporates but outperformed U.S. Treasuries. Within U.S high yield, returns were driven by the higher end of the credit quality spectrum, as higher quality BB-rated credits outperformed lower-quality B-rated and CCC-and-lower rated credits. From a sector perspective, all 18 industry sectors posted positive total returns for the period. On a relative basis, retail, utility and media companies were the best performing sectors, while energy, transportation and insurance were the worst performing sectors.

Fund Highlights

The Fund’s Class I shares returned 5.15% for the six-month period ended April 30, 2019. The Fund’s benchmark, the ICE BofAML US High Yield Index, rose 5.55%. The 1290 High Yield Bond Fund performed approximately in-line with the benchmark, after a margin for fees, during the period.

For the full six-month period ended April 30, 2019, the Fund’s relative performance benefited from positive security selection, particularly within the higher-yielding portion of the market. The Fund’s overweight to the short-duration segment of the market detracted from relative performance. Performance benefited from participating in multiple attractively priced new issues, which performed well. From a sector perspective, Fund performance benefited from positive security selection within the energy, services and consumer goods sectors, which was partially offset by negative security selection within the retail, technology and health care sectors.

What helped performance during the six-month period ended April 30, 2019:

•	The top contributors to return for the period were debt positions in Staples Inc., Pilgrim’s Pride Corp. and JBS USA Lux SA.

•

Staples Inc. is the largest distributor of office products and other professional categories in the business-to-business market in North America. Staples bonds outperformed during the period mainly due to the company’s announcement that it would call its bonds at a premium price, to recapitalize its structure and pay a dividend to its sponsors.

•

Pilgrim’s Pride Corp. is a poultry producer. Pilgrim’s Pride bonds outperformed despite reporting relatively weak earnings for the fourth quarter of 2018 as management guided to strong results in 2019 driven by improving U.S. chicken demand, moderating costs and a balanced outlook for supply and demand.

•

JBS USA Lux SA is a global processor of proteins. JBS bonds outperformed as the company reported strong results for the fourth quarter of 2018 mainly driven by continued strong margins in its USA Beef segment and improved results for the Brazil Beef segment. Also, JBS management provided a positive outlook for 2019.

What hurt performance during the six-month period ended April 30, 2019:

•	The bottom contributors to return for the period were debt positions in Nabors Industries Ltd., Oasis Petroleum, Inc. and Gulfport Energy Corp.

1290 HIGH YIELD BOND FUND (Unaudited)

•

Nabors Industries Ltd. is the largest international land driller with high specification rigs drilling for oil and gas, largely in North America and the Middle East. During the first quarter of 2019 we sold bonds due in 2025 and bought bonds due in 2023, since we believed the shorter maturity offered more attractive relative value at the time. Subsequently, we fully sold the Fund’s position in the 2023 bond at an average price that was materially higher than the Fund’s average purchase price.

•

Oasis Petroleum, Inc. is an exploration and production company with operations in both the Bakken in North Dakota and the Delaware Basin in Texas. We fully sold the Fund’s position in the Oasis Petroleum 2026 bond early in the period to buy a higher-quality exploration and production company, which limited the position’s contribution to return.

•

Gulfport Energy Corp. is a natural gas weighted exploration and production company with operations in the Utica Shale in Ohio and the SCOOP in Oklahoma. The bonds underperformed the market due to both its natural gas exposure and because it has assets located in Oklahoma. While Gulfport reported results for its Oklahoma SCOOP assets that were in-line with expectations, Gulfport bonds came under pressure due in part to a competitor reporting weak operating results in this same geographic region.

Sector Weightings as of April 30, 2019	% of Net Assets
Communication Services	16.2%
Industrials	15.8
Energy	13.8
Information Technology	11.8
Health Care	10.7
Materials	8.5
Consumer Discretionary	7.1
Consumer Staples	5.3
Financials	2.7
Real Estate	2.4
Investment Company	1.7
Cash and Other	4.0

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1290 HIGH YIELD BOND FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class A
Actual	$1,000.00	$1,050.20	$5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class I
Actual	1,000.00	1,051.50	3.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class R
Actual	1,000.00	1,049.00	6.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class T**
Actual	1,000.00	1,052.70	3.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*  Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.00%, 0.75%, 1.25% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

**  Class T shares currently are not offered for sale.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (94.3%)
Communication Services (16.2%)
Diversified Telecommunication Services (5.3%)
CCO Holdings LLC
5.250%, 9/30/22	$197,000	$199,709
5.125%, 5/1/23§	136,000	139,400
5.750%, 2/15/26§	132,000	137,544
5.875%, 5/1/27§	324,000	337,770
5.000%, 2/1/28§	108,000	107,595
CenturyLink, Inc.
Series G 6.875%, 1/15/28	128,000	125,318
Series W 6.750%, 12/1/23	96,000	101,880
Cincinnati Bell, Inc.
7.000%, 7/15/24§	215,000	197,806
Level 3 Financing, Inc.
5.375%, 8/15/22	282,000	282,000
Sprint Capital Corp.
6.900%, 5/1/19	60,000	59,704
8.750%, 3/15/32	164,000	171,585

		1,860,311

Entertainment (2.0%)
Ascend Learning LLC
6.875%, 8/1/25§	100,000	101,500
6.875%, 8/1/25§	114,000	115,710
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	246,000	250,689
National CineMedia LLC
6.000%, 4/15/22	154,000	154,963
Netflix, Inc.
4.875%, 4/15/28	78,000	77,610

		700,472

Interactive Media & Services (1.0%)
Match Group, Inc.
6.375%, 6/1/24	149,000	156,077
Rackspace Hosting, Inc.
8.625%, 11/15/24§	231,000	214,830

		370,907

Media (5.6%)
Altice Luxembourg SA
7.750%, 5/15/22§	200,000	203,000
Cequel Communications Holdings I LLC
5.125%, 12/15/21§	139,000	139,000
DISH DBS Corp.
5.875%, 7/15/22	112,000	109,208
Getty Images, Inc.
9.750%, 3/1/27§	82,000	83,230
Lamar Media Corp.
5.375%, 1/15/24	74,000	75,850
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	184,000	156,285
Meredith Corp.
6.875%, 2/1/26	180,000	187,200
Quebecor Media, Inc.
5.750%, 1/15/23	59,000	61,508
Sinclair Television Group, Inc.
5.375%, 4/1/21	6,000	6,000
6.125%, 10/1/22	70,000	71,050
Sirius XM Radio, Inc.
6.000%, 7/15/24§	171,000	176,771
Tribune Media Co.
5.875%, 7/15/22	114,000	115,596
Unitymedia GmbH
6.125%, 1/15/25§	200,000	207,500
Ziggo Bond Co. BV
6.000%, 1/15/27§	200,000	196,000
Ziggo BV
5.500%, 1/15/27§	200,000	199,500

		1,987,698

Wireless Telecommunication Services (2.3%)
Digicel Ltd.
6.000%, 4/15/21§	250,000	219,500
Sprint Communications, Inc.
7.000%, 8/15/20	50,000	51,938
Sprint Corp.
7.875%, 9/15/23	140,000	145,512
7.125%, 6/15/24	66,000	66,062
7.625%, 3/1/26	86,000	85,785
T-Mobile USA, Inc.
6.000%, 3/1/23	171,000	175,916
6.000%, 4/15/24	64,000	66,720

		811,433

Total Communication Services		5,730,821

Consumer Discretionary (7.1%)
Auto Components (0.6%)
Icahn Enterprises LP
6.000%, 8/1/20	78,000	78,244
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	58,000	60,175
8.500%, 5/15/27§	84,000	86,310

		224,729

Distributors (0.8%)
Univar USA, Inc.
6.750%, 7/15/23§	265,000	268,975

Hotels, Restaurants & Leisure (4.5%)
1011778 BC ULC
4.625%, 1/15/22§	282,000	282,528
4.250%, 5/15/24§	36,000	35,460
5.000%, 10/15/25§	173,000	171,054
Churchill Downs, Inc.
5.500%, 4/1/27§	116,000	118,972
Eldorado Resorts, Inc.
7.000%, 8/1/23	200,000	208,750
6.000%, 9/15/26	100,000	103,875
Golden Entertainment, Inc.
7.625%, 4/15/26§	98,000	98,245
LTF Merger Sub, Inc.
8.500%, 6/15/23§	212,000	217,830
MGM Resorts International
6.625%, 12/15/21	25,000	26,836
Scientific Games International, Inc.
10.000%, 12/1/22	167,000	175,559
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	57,000	61,133

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Stars Group Holdings BV
7.000%, 7/15/26§	$103,000	$107,635

		1,607,877

Household Durables (0.2%)
William Lyon Homes, Inc.
6.000%, 9/1/23	74,000	73,260

Multiline Retail (0.2%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	53,000	55,915

Specialty Retail (0.8%)
KGA Escrow LLC
7.500%, 8/15/23§	144,000	148,320
Party City Holdings, Inc.
6.625%, 8/1/26§	50,000	49,563
Penske Automotive Group, Inc.
5.750%, 10/1/22	78,000	79,463

		277,346

Total Consumer Discretionary		2,508,102

Consumer Staples (5.3%)
Food & Staples Retailing (0.4%)
Rite Aid Corp.
6.125%, 4/1/23§	174,000	147,900

Food Products (2.4%)
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	83,000	82,170
JBS USA Lux SA
6.750%, 2/15/28§	222,000	233,940
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	87,000	88,251
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	180,000	185,625
Post Holdings, Inc.
5.750%, 3/1/27§	170,000	174,250
5.625%, 1/15/28§	70,000	70,761

		834,997

Household Products (1.2%)
Central Garden & Pet Co.
6.125%, 11/15/23	121,000	126,143
Energizer Holdings, Inc.
7.750%, 1/15/27§	99,000	107,044
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	134,000	119,595
Spectrum Brands, Inc.
6.625%, 11/15/22	68,000	69,346

		422,128

Personal Products (1.3%)
First Quality Finance Co., Inc.
4.625%, 5/15/21§	102,000	102,005
Prestige Brands, Inc.
5.375%, 12/15/21§	138,000	138,690
6.375%, 3/1/24§	221,000	227,214

		467,909

Total Consumer Staples		1,872,934

Energy (13.8%)
Energy Equipment & Services (0.4%)
Precision Drilling Corp.
7.750%, 12/15/23	106,000	110,240
7.125%, 1/15/26§	35,000	35,175

		145,415

Oil, Gas & Consumable Fuels (13.4%)
American Midstream Partners LP
9.500%, 12/15/21 (e)§	270,000	258,862
Antero Resources Corp.
5.375%, 11/1/21	68,000	68,510
5.625%, 6/1/23	117,000	118,205
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	153,000	167,344
7.000%, 11/1/26§	178,000	173,381
Berry Petroleum Co. LLC
7.000%, 2/15/26§	75,000	73,594
Blue Racer Midstream LLC
6.125%, 11/15/22§	246,000	249,382
6.625%, 7/15/26§	132,000	134,805
Calumet Specialty Products Partners LP
7.625%, 1/15/22	181,000	169,235
Chesapeake Energy Corp.
7.000%, 10/1/24	98,000	96,744
Crestwood Midstream Partners LP
6.250%, 4/1/23 (e)	164,000	168,100
CrownRock LP
5.625%, 10/15/25§	228,000	225,720
Delek Logistics Partners LP
6.750%, 5/15/25	195,000	194,025
Genesis Energy LP
5.625%, 6/15/24	136,000	134,300
6.500%, 10/1/25	176,000	176,827
Gulfport Energy Corp.
6.375%, 1/15/26	138,000	119,370
Hilcorp Energy I LP
6.250%, 11/1/28§	178,000	181,337
Holly Energy Partners LP
6.000%, 8/1/24§	74,000	76,981
Parsley Energy LLC
6.250%, 6/1/24§	166,000	172,225
5.625%, 10/15/27§	96,000	98,640
PBF Holding Co. LLC
7.000%, 11/15/23	94,000	96,350
PBF Logistics LP
6.875%, 5/15/23	220,000	224,928
Range Resources Corp.
5.750%, 6/1/21	85,000	87,473
SemGroup Corp.
5.625%, 7/15/22	154,000	152,268
5.625%, 11/15/23	100,000	94,750
SM Energy Co.
6.750%, 9/15/26	98,000	93,835
Southern Star Central Corp.
5.125%, 7/15/22§	234,000	240,256
Southwestern Energy Co.
7.750%, 10/1/27	125,000	126,563
Summit Midstream Holdings LLC
5.500%, 8/15/22	150,000	148,125
Targa Resources Partners LP
6.750%, 3/15/24	207,000	215,927

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
TransMontaigne Partners LP
6.125%, 2/15/26	$124,000	$119,660
Whiting Petroleum Corp.
6.625%, 1/15/26	64,000	63,901

		4,721,623

Total Energy		4,867,038

Financials (2.7%)
Capital Markets (0.8%)
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	164,000	164,820
MSCI, Inc.
5.250%, 11/15/24§	138,000	142,313

		307,133

Consumer Finance (0.5%)
Curo Group Holdings Corp.
8.250%, 9/1/25§	88,000	77,000
Enova International, Inc.
8.500%, 9/1/24§	110,000	105,119

		182,119

Diversified Financial Services (0.6%)
Refinitiv US Holdings, Inc.
8.250%, 11/15/26§	74,000	74,901
Verscend Escrow Corp.
9.750%, 8/15/26§	120,000	127,800

		202,701

Insurance (0.3%)
Acrisure LLC
8.125%, 2/15/24§	100,000	104,250

Thrifts & Mortgage Finance (0.5%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	192,000	169,440

Total Financials		965,643

Health Care (10.7%)
Biotechnology (0.6%)
Sotera Health Topco, Inc.
8.125%, 11/1/21 PIK§	222,000	221,445

Health Care Equipment & Supplies (0.8%)
Hill-Rom Holdings, Inc.
5.750%, 9/1/23§	132,000	136,620
Sotera Health Holdings LLC
6.500%, 5/15/23§	132,000	132,660

		269,280

Health Care Providers & Services (6.6%)
Centene Corp.
6.125%, 2/15/24	168,000	175,980
Envision Healthcare Corp.
8.750%, 10/15/26§	142,000	133,480
HCA, Inc.
7.500%, 2/15/22	247,000	271,700
7.690%, 6/15/25	91,000	103,171
MEDNAX, Inc.
6.250%, 1/15/27§	104,000	106,080
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	98,000	98,265
NVA Holdings, Inc.
6.875%, 4/1/26§	176,000	177,760
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	224,000	224,560
Surgery Center Holdings, Inc.
6.750%, 7/1/25§	147,000	135,240
10.000%, 4/15/27§	121,000	124,327
Syneos Health, Inc.
7.500%, 10/1/24§	158,000	165,505
Team Health Holdings, Inc.
6.375%, 2/1/25§	166,000	140,926
Tenet Healthcare Corp.
5.125%, 5/1/25	97,000	97,849
7.000%, 8/1/25	87,000	88,087
Vizient, Inc.
6.250%, 5/15/27§	33,000	34,073
WellCare Health Plans, Inc.
5.375%, 8/15/26§	118,000	123,286
West Street Merger Sub, Inc.
6.375%, 9/1/25§	142,000	137,385

		2,337,674

Health Care Technology (0.5%)
IQVIA, Inc.
4.875%, 5/15/23§	184,000	186,300

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26§	76,000	79,420

Pharmaceuticals (2.0%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	216,000	239,760
Bausch Health Cos., Inc.
7.000%, 3/15/24§	280,000	294,350
5.500%, 11/1/25§	74,000	75,850
5.750%, 8/15/27§	54,000	56,200
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	39,000	38,903

		705,063

Total Health Care		3,799,182

Industrials (15.8%)
Aerospace & Defense (2.9%)
Bombardier, Inc.
8.750%, 12/1/21§	97,000	107,307
7.875%, 4/15/27§	225,000	226,125
TransDigm, Inc.
6.000%, 7/15/22	348,000	351,915
6.250%, 3/15/26§	167,000	173,471
Triumph Group, Inc.
7.750%, 8/15/25	169,000	169,000

		1,027,818

Building Products (2.0%)
Masonite International Corp.
5.625%, 3/15/23§	72,000	73,800
Standard Industries, Inc.
5.500%, 2/15/23§	236,000	239,540
6.000%, 10/15/25§	132,000	137,803
Summit Materials LLC
6.125%, 7/15/23	272,000	276,760

		727,903

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (4.0%)
ACCO Brands Corp.
5.250%, 12/15/24§	$138,000	$136,965
GFL Environmental, Inc.
7.000%, 6/1/26§	162,000	156,532
8.500%, 5/1/27§	18,000	18,752
Matthews International Corp.
5.250%, 12/1/25§	85,000	82,662
Multi-Color Corp.
6.125%, 12/1/22§	163,000	167,890
4.875%, 11/1/25§	184,000	190,670
Nielsen Finance LLC
5.000%, 4/15/22§	170,000	168,513
Prime Security Services Borrower LLC
9.250%, 5/15/23§	183,000	192,873
Star Merger Sub, Inc.
6.875%, 8/15/26§	116,000	120,425
10.250%, 2/15/27§	176,000	183,480

		1,418,762

Construction & Engineering (0.7%)
AECOM
5.125%, 3/15/27	62,000	62,233
AECOM Global II LLC
5.000%, 4/1/22 (e)	95,000	96,425
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	87,000	87,979

		246,637

Machinery (1.7%)
EnPro Industries, Inc.
5.750%, 10/15/26§	134,000	137,350
Mueller Water Products, Inc.
5.500%, 6/15/26§	52,000	52,780
Novelis Corp.
6.250%, 8/15/24§	29,000	30,178
5.875%, 9/30/26§	74,000	75,202
Welbilt, Inc.
9.500%, 2/15/24	272,000	293,420

		588,930

Professional Services (1.2%)
IHS Markit Ltd.
5.000%, 11/1/22§	41,000	42,967
Jaguar Holding Co. II
6.375%, 8/1/23§	372,000	378,510

		421,477

Road & Rail (3.1%)
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	67,000	69,924
DAE Funding LLC
5.250%, 11/15/21§	100,000	103,087
5.000%, 8/1/24§	160,000	163,000
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	342,000	331,740
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	132,000	139,169
Watco Cos. LLC
6.375%, 4/1/23§	276,000	277,380

		1,084,300

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	84,000	87,045

Total Industrials		5,602,872

Information Technology (11.8%)
Communications Equipment (0.9%)
CommScope, Inc.
6.000%, 3/1/26§	203,000	214,926
8.250%, 3/1/27§	108,000	116,640

		331,566

Electronic Equipment, Instruments & Components (0.7%)
Anixter, Inc.
6.000%, 12/1/25§	84,000	89,460
Itron, Inc.
5.000%, 1/15/26§	176,000	174,680

		264,140

IT Services (3.4%)
Alliance Data Systems Corp.
5.375%, 8/1/22§	275,000	279,469
Exela Intermediate LLC
10.000%, 7/15/23§	226,000	228,542
First Data Corp.
5.375%, 8/15/23§	32,000	32,717
Gartner, Inc.
5.125%, 4/1/25§	68,000	69,562
GTT Communications, Inc.
7.875%, 12/31/24§	176,000	165,880
Unisys Corp.
10.750%, 4/15/22§	85,000	94,138
Zayo Group LLC
6.000%, 4/1/23	145,000	147,175
5.750%, 1/15/27§	184,000	186,760

		1,204,243

Software (4.4%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	135,000	140,231
CDK Global, Inc.
5.875%, 6/15/26	100,000	105,625
Change Healthcare Holdings LLC
5.750%, 3/1/25§	246,000	243,540
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	120,000	110,497
Informatica LLC
7.125%, 7/15/23§	116,000	118,610
Solera LLC
10.500%, 3/1/24§	296,000	320,420
Sophia LP
9.000%, 9/30/23§	318,000	330,720
SS&C Technologies, Inc.
5.500%, 9/30/27§	169,000	172,803

		1,542,446

Technology Hardware, Storage & Peripherals (2.4%)
Dell International LLC
5.875%, 6/15/21 (b)§	320,000	324,800
7.125%, 6/15/24§	161,000	170,459
Everi Payments, Inc.
7.500%, 12/15/25§	120,000	124,350

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NCR Corp.
4.625%, 2/15/21	$170,000	$169,575
5.875%, 12/15/21	43,000	43,537

		832,721

Total Information Technology		4,175,116

Materials (8.5%)
Chemicals (4.8%)
Axalta Coating Systems LLC
4.875%, 8/15/24§	150,000	150,607
Blue Cube Spinco LLC
10.000%, 10/15/25	190,000	216,838
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	202,500
Koppers, Inc.
6.000%, 2/15/25§	149,000	144,202
NOVA Chemicals Corp.
4.875%, 6/1/24§	119,000	116,918
Nufarm Australia Ltd.
5.750%, 4/30/26§	210,000	195,300
PQ Corp.
6.750%, 11/15/22§	161,000	166,635
5.750%, 12/15/25§	136,000	135,660
Rayonier AM Products, Inc.
5.500%, 6/1/24§	214,000	203,835
Starfruit Finco BV
8.000%, 10/1/26§	150,000	153,570

		1,686,065

Containers & Packaging (3.7%)
Berry Global, Inc.
5.500%, 5/15/22	136,000	137,870
5.125%, 7/15/23	174,000	176,610
BWAY Holding Co.
5.500%, 4/15/24§	118,000	117,192
7.250%, 4/15/25§	304,000	295,640
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	149,000	139,643
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	66,000	67,320
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	96,911	96,838
(ICE LIBOR USD 3 Month + 3.50%), 6.097%, 7/15/21 (k)§	182,000	182,227
W/S Packaging Holdings, Inc.
9.000%, 4/15/23§	100,000	108,500

		1,321,840

Total Materials		3,007,905

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Equinix, Inc. (REIT)
5.375%, 4/1/23	82,000	83,718
5.875%, 1/15/26	90,000	95,175
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27§	66,000	69,217
SBA Communications Corp. (REIT)
4.875%, 9/1/24	120,000	121,727

		369,837

Real Estate Management & Development (1.4%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	165,000	165,413
Howard Hughes Corp. (The)
5.375%, 3/15/25§	166,000	167,404
Realogy Group LLC
9.375%, 4/1/27§	140,000	145,418

		478,235

Total Real Estate		848,072

Total Corporate Bonds		33,377,685

Total Long-Term Debt Securities (94.3%) (Cost $33,232,997)		33,377,685

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc., CVR (r)* (Cost $—)	329,000	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	587,968	588,145

Total Short-Term Investment (1.7%) (Cost $588,145)		588,145

Total Investments in Securities (96.0%) (Cost $33,821,142)		33,965,830
Other Assets Less Liabilities (4.0%)		1,409,063

Net Assets (100%)		$35,374,893

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2019, the market value of these securities amounted to $23,641,409 or 66.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At April 30, 2019, the market value of these securities amounted to $324,800 or 0.9% of net assets.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2019. Maturity date disclosed is the ultimate maturity date.
(r)	Value determined using significant unobservable inputs.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2019.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

Glossary:

CVR	— Contingent Value Rights
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
USD	— United States Dollar

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Communication Services	$—	$5,730,821	$—		$5,730,821
Consumer Discretionary	—	2,508,102	—		2,508,102
Consumer Staples	—	1,872,934	—		1,872,934
Energy	—	4,867,038	—		4,867,038
Financials	—	965,643	—		965,643
Health Care	—	3,799,182	—		3,799,182
Industrials	—	5,602,872	—		5,602,872
Information Technology	—	4,175,116	—		4,175,116
Materials	—	3,007,905	—		3,007,905
Real Estate	—	848,072	—		848,072
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	588,145	—	—		588,145

Total Assets	$588,145	$33,377,685	$—		$33,965,830

Total Liabilities	$—	$—	$—		$—

Total	$588,145	$33,377,685	$—		$33,965,830

(a) Value is zero.

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,154,909
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,499,136

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$533,489
Aggregate gross unrealized depreciation	(390,374)

Net unrealized appreciation	$143,115

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,822,715

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $33,821,142)	$33,965,830
Cash	911,288
Dividends, interest and other receivables	559,277
Receivable for Fund shares sold	146,492
Receivable for securities sold	129,805
Prepaid registration and filing fees	25,100
Receivable from investment adviser	1,368

Total assets	35,739,160

LIABILITIES
Payable for securities purchased	171,368
Dividends and distributions payable	120,885
Payable for Fund shares redeemed	11,040
Transfer agent fees payable	3,991
Distribution fees payable – Class A	524
Trustees’ fees payable	339
Distribution fees payable – Class R	126
Accrued expenses	55,994

Total liabilities	364,267

NET ASSETS	$35,374,893

Net assets were comprised of:
Paid in capital	$37,895,207
Total distributable earnings (loss)	(2,520,314)

Net assets	$35,374,893

Class A
Net asset value and redemption price per share, $2,614,832 / 286,284 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.13
Maximum sales charge (4.50% of offering price)	0.43

Maximum offering price per share	$9.56

Class I
Net asset value and redemption price per share, $32,321,882 / 3,537,341 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.14

Class R
Net asset value and redemption price per share, $308,527 / 33,797 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.13

Class T**
Net asset value and redemption price per share, $129,652 / 14,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.14
Maximum sales charge (2.50% of offering price)	0.23

Maximum offering price per share	$9.37

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$1,053,886
Dividends	5,913

Total income	1,059,799

EXPENSES
Investment advisory fees	100,138
Professional fees	48,818
Administrative fees	25,034
Registration and filing fees	24,360
Transfer agent fees	21,783
Printing and mailing expenses	19,888
Custodian fees	5,610
Distribution fees – Class A	3,097
Trustees’ fees	1,644
Distribution fees – Class R	728
Distribution fees – Class T**	157
Miscellaneous	11,901

Gross expenses	263,158
Less: Waiver from investment adviser	(125,172)
Waiver from distributor	(157)
Reimbursement from investment adviser	(8,814)

Net expenses	129,015

NET INVESTMENT INCOME (LOSS)	930,784

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(100,019)
Net change in unrealized appreciation (depreciation) on investments in securities	884,060

NET REALIZED AND UNREALIZED GAIN (LOSS)	784,041

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,714,825

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$930,784	$1,812,872
Net realized gain (loss)	(100,019)	(192,330)
Net change in unrealized appreciation (depreciation)	884,060	(1,266,344)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,714,825	354,198

Distributions to shareholders:
Class A	(67,457)	(112,357)
Class I	(872,726)	(1,686,328)
Class R	(7,607)	(12,914)
Class T**	(3,592)	(7,105)

Total distributions to shareholders	(951,382)	(1,818,704)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 8,442 and 211,921 shares, respectively ]	76,907	1,960,500
Capital shares issued in reinvestment of dividends [ 6,922 and 11,169 shares, respectively ]	62,118	101,781
Capital shares repurchased [ (8,964) and (19,204) shares, respectively ]	(80,406)	(176,438)

Total Class A transactions	58,619	1,885,843

Class I
Capital shares sold [ 175,384 and 230,876 shares, respectively ]	1,580,355	2,137,440
Capital shares issued in reinvestment of dividends [ 13,115 and 21,171 shares, respectively ]	117,837	193,221
Capital shares repurchased [ (51,563) and (84,844) shares, respectively ]	(459,772)	(777,869)

Total Class I transactions	1,238,420	1,552,792

Class R
Capital shares sold [ 1,573 and 9,078 shares, respectively ]	14,068	82,888
Capital shares issued in reinvestment of dividends [ 293 and 333 shares, respectively ]	2,627	3,029
Capital shares repurchased [ (203) and (641) shares, respectively ]	(1,803)	(5,830)

Total Class R transactions	14,892	80,087

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,311,931	3,518,722

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,075,374	2,054,216
NET ASSETS:
Beginning of period	33,299,519	31,245,303

End of period	$35,374,893	$33,299,519

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class A		2018	2017	2016
Net asset value, beginning of period	$8.93	$9.33	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.48	0.49	0.61	0.59
Net realized and unrealized gain (loss)	0.20	(0.40)	0.32	(0.09)	(0.84)

Total from investment operations	0.44	0.08	0.81	0.52	(0.25)

Less distributions:
Dividends from net investment income	(0.24)	(0.48)	(0.48)	(0.65)	(0.60)
Return of capital	—	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.24)	(0.48)	(0.49)	(0.66)	(0.60)

Net asset value, end of period	$9.13	$8.93	$9.33	$9.01	$9.15

Total return (b)	5.02%	0.86%	9.20%	6.17%	(2.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,615	$2,500	$709	$355	$8,372
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.04%	1.06%	1.06%	1.05%
Before waivers and reimbursements (a)(f)	1.80%	1.77%	1.84%	1.81%	2.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.35%	5.20%	5.26%	7.06%	6.39	%(l)
Before waivers and reimbursements (a)(f)	4.55%	4.47%	4.48%	6.31%	4.99	%(l)
Portfolio turnover rate (z)^	20%	45%	54%	79%	57%

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class I		2018	2017	2016
Net asset value, beginning of period	$8.94	$9.34	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.50	0.52	0.58	0.62
Net realized and unrealized gain (loss)	0.20	(0.40)	0.33	(0.04)	(0.85)

Total from investment operations	0.45	0.10	0.85	0.54	(0.23)

Less distributions:
Dividends from net investment income	(0.25)	(0.50)	(0.51)	(0.67)	(0.62)
Return of capital	—	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.25)	(0.50)	(0.52)	(0.68)	(0.62)

Net asset value, end of period	$9.14	$8.94	$9.34	$9.01	$9.15

Total return (b)	5.15%	1.09%	9.58%	6.44%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,322	$30,386	$30,185	$27,710	$8,395
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%	0.80%	0.82%	0.84%	0.80%
Before waivers and reimbursements (a)(f)	1.55%	1.52%	1.58%	1.53%	2.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.60%	5.47%	5.55%	6.62%	6.64	%(l)
Before waivers and reimbursements (a)(f)	4.80%	4.74%	4.79%	5.94%	5.24	%(l)
Portfolio turnover rate (z)^	20%	45%	54%	79%	57%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class R		2018	2017	2016
Net asset value, beginning of period	$8.93	$9.33	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.45	0.47	0.59	0.57
Net realized and unrealized gain (loss)	0.20	(0.39)	0.32	(0.10)	(0.85)

Total from investment operations	0.43	0.06	0.79	0.49	(0.28)

Less distributions:
Dividends from net investment income	(0.23)	(0.46)	(0.46)	(0.62)	(0.57)
Return of capital	—	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.23)	(0.46)	(0.47)	(0.63)	(0.57)

Net asset value, end of period	$9.13	$8.93	$9.33	$9.01	$9.15

Total return (b)	4.90%	0.63%	8.95%	5.91%	(2.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$309	$287	$218	$195	$8,339
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%	1.30%	1.32%	1.31%	1.30%
Before waivers and reimbursements (a)(f)	2.05%	2.02%	2.08%	2.06%	2.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.10%	4.96%	5.05%	6.83%	6.14	%(l)
Before waivers and reimbursements (a)(f)	4.30%	4.23%	4.28%	6.08%	4.74	%(l)
Portfolio turnover rate (z)^	20%	45%	54%	79%	57%

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,			November 12, 2014* to October 31, 2015
Class T**		2018	2017	2016
Net asset value, beginning of period	$8.93	$9.33	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.50	0.52	0.63	0.62
Net realized and unrealized gain (loss)	0.21	(0.40)	0.32	(0.09)	(0.85)

Total from investment operations	0.46	0.10	0.84	0.54	(0.23)

Less distributions:
Dividends from net investment income	(0.25)	(0.50)	(0.51)	(0.67)	(0.62)
Return of capital	—	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.25)	(0.50)	(0.52)	(0.68)	(0.62)

Net asset value, end of period	$9.14	$8.93	$9.33	$9.01	$9.15

Total return (b)	5.27%	1.09%	9.46%	6.44%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$130	$127	$132	$128	$2,783
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%	0.80%	0.82%	0.81%	0.80%
Before waivers and reimbursements (a)(f)	1.80%	1.77%	2.08%	2.56%	3.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.60%	5.46%	5.56%	7.30%	6.64	%(l)
Before waivers and reimbursements (a)(f)	4.55%	4.49%	4.30%	5.55%	4.24	%(l)
Portfolio turnover rate (z)^	20%	45%	54%	79%	57%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 LOW VOLATILITY GLOBAL EQUITY FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/19

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	9.02%	7.72%	8.90%
MSCI ACWI Minimum Volatility (Net) Index	8.66	9.97	9.77
MSCI ACWI (Net) Index	9.37	5.06	10.04

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratio for Class I shares was 5.28%. The net expense ratio for Class I shares was 0.65%. The net expense ratio reflects the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, global low-volatility equities provided returns slightly lower than those of their broad market counterparts.

Fund Highlights

The Fund’s Class I shares returned 9.02% for the six-month period ended April 30, 2019. The Fund’s benchmark, the MSCI All Country World Index (ACWI), rose 9.37%, while the MSCI All Country World (ACWI) Minimum Volatility Index returned 8.66% over the same time period. The Fund underperformed the MSCI ACWI by 35 basis points (a basis point is one-hundredth of a percentage point), and outperformed the MSCI ACWI Minimum Volatility by a similar margin for the period. The emerging markets low volatility sector was the best-performing asset class in the Fund.

What helped performance during the six-month period ended April 30, 2019:

•

Relative to the MSCI ACWI Minimum Volatility Index, better stock selection was the main contributor to performance. On a country basis, an underweighting to, and stock selection within, Japan was the top contributor to outperformance. On a sector basis, an underweighting to health care and communication services were the top contributors to outperformance.

•

Relative to MSCI ACWI Index, stock selection within domestic equities was the top contributor to performance. On a sector basis, underweighting energy and health care while overweighting utilities were the top contributors to outperformance.

What hurt performance during the six-month period ended April 30, 2019:

•

While low volatility was beneficial during the market correction in the fourth quarter of 2018, it underperformed the market-cap weighted benchmark for the six-month period as equities rebounded sharply in the first quarter of 2019.

•	An underweight to technology hurt performance relative to both the MSCI ACWI Index and MSCI ACWI Minimum Volatility.

•

Relative to the MSCI ACWI Index, stock selection within communication services was the top detractor from performance. On a regional basis, stock selection within emerging markets detracted the most, specifically China.

Outlook

The Fund maintains a neutral outlook on the markets. It is designed to offer lower-volatility returns than traditional equity benchmarks, with the potential to smooth investment returns over full market cycles.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2019
Equity	100.0%

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2019
iShares Edge MSCI Min Vol Global ETF	27.8%
iShares Edge MSCI Min Vol EAFE ETF	12.9
Invesco S&P International Developed Low Volatility ETF	12.5
Invesco S&P 500 Low Volatility ETF	6.6
Invesco S&P MidCap Low Volatility ETF	6.5
Invesco S&P 500 High Dividend Low Volatility ETF	6.3
iShares Edge MSCI Min Vol USA ETF	6.1
Invesco S&P Emerging Markets Low Volatility ETF	6.0
iShares Edge MSCI Min Vol Emerging Markets ETF	5.8
SPDR SSGA US Large Cap Low Volatility Index ETF	3.3
Holdings are subject to change without notice.

1290 LOW VOLATILITY GLOBAL EQUITY FUND (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class I
Actual	$1,000.00	$1,090.20	$2.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.67	2.14

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.43%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.4%)
Invesco S&P 500 High Dividend Low Volatility ETF	4,830	$205,999
Invesco S&P 500 Low Volatility ETF	4,020	216,155
Invesco S&P Emerging Markets Low Volatility ETF	8,160	197,798
Invesco S&P International Developed Low Volatility ETF	12,430	411,433
Invesco S&P MidCap Low Volatility ETF	4,150	212,563
Invesco S&P SmallCap Low Volatility ETF	2,080	100,589
iShares Edge MSCI Min Vol EAFE ETF	5,890	424,257
iShares Edge MSCI Min Vol Emerging Markets ETF	3,180	190,530
iShares Edge MSCI Min Vol Global ETF	10,110	912,529
iShares Edge MSCI Min Vol USA ETF	3,320	199,466
SPDR SSGA US Large Cap Low Volatility Index ETF	1,040	108,514
SPDR SSGA US Small Cap Low Volatility Index ETF	1,120	105,400

Total Investments in Securities (99.4%) (Cost $2,917,011)		3,285,233
Other Assets Less Liabilities (0.6%)		19,174

Net Assets (100%)		$3,304,407

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,285,233	$—	$—	$3,285,233

Total Assets	$3,285,233	$—	$—	$3,285,233

Total Liabilities	$—	$—	$—	$—

Total	$3,285,233	$—	$—	$3,285,233

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$231,889
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$83,640

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$368,222
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$368,222

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,917,011

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,917,011)	$3,285,233
Cash	24,374
Prepaid registration and filing fees	14,344
Receivable from investment adviser	7,009
Dividends, interest and other receivables	1
Other assets	8

Total assets	3,330,969

LIABILITIES
Accrued professional fees	23,118
Transfer agent fees payable	914
Trustees’ fees payable	83
Accrued expenses	2,447

Total liabilities	26,562

NET ASSETS	$3,304,407

Net assets were comprised of:
Paid in capital	$2,930,365
Total distributable earnings (loss)	374,042

Net assets	$3,304,407

Class I
Net asset value and redemption price per share, $3,304,407 / 289,026 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.43

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$38,707
Interest	133

Total income	38,840

EXPENSES
Professional fees	20,702
Registration and filing fees	10,837
Printing and mailing expenses	10,020
Investment advisory fees	7,381
Transfer agent fees	4,633
Administrative fees	2,214
Custodian fees	1,488
Trustees’ fees	144
Miscellaneous	2,046

Gross expenses	59,465
Less: Waiver from investment adviser	(9,595)
Reimbursement from investment adviser	(43,556)

Net expenses	6,314

NET INVESTMENT INCOME (LOSS)	32,526

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	7,806
Net change in unrealized appreciation (depreciation) on investments in securities	218,386

NET REALIZED AND UNREALIZED GAIN (LOSS)	226,192

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$258,718

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$32,526	$65,544
Net realized gain (loss)	7,806	16,354
Net change in unrealized appreciation (depreciation)	218,386	(56,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	258,718	24,973

Distributions to shareholders:
Class I	(88,452)	(59,429)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 20,590 and 13,323 shares, respectively ]	231,820	146,974
Capital shares issued in reinvestment of dividends [ 560 and 223 shares, respectively ]	5,953	2,429
Capital shares repurchased [ (107) and (4,888) shares, respectively ]	(1,138)	(53,199)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	236,635	96,204

TOTAL INCREASE (DECREASE) IN NET ASSETS	406,901	61,748
NET ASSETS:
Beginning of period	2,897,506	2,835,758

End of period	$3,304,407	$2,897,506

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.81		$10.94		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.25		0.12
Net realized and unrealized gain (loss)	0.83		(0.16)		0.82

Total from investment operations	0.95		0.09		0.94

Less distributions:
Dividends from net investment income	(0.27)		(0.22)		—
Distributions from net realized gains	(0.06)		—	#	—

Total dividends and distributions	(0.33)		(0.22)		—

Net asset value, end of period	$11.43		$10.81		$10.94

Total return (b)	9.02%		0.88%		9.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,304		$2,898		$2,836
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.43	%(j)	0.43	%(j)
Before waivers and reimbursements (a)(f)	4.03%		5.15%		4.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.20%		2.24%		1.66	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.40)%		(2.49)%		(2.78	)%(l)
Portfolio turnover rate (z)^	3%		4%		0	%‡
*	Commencement of Operations.
‡	Less than 0.5%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/19

		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	2.77%	0.57%	1.16%
	with Sales Charge (a)	-2.85	-5.00	-0.32
Fund – Class I Shares*		2.84	0.73	1.39
Fund – Class R Shares*		2.63	0.31	0.89
ICE BofAML US 3-Month Treasury Bill Index		1.18	2.18	1.02

* Date of inception 7/6/15. (a) A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratios for Class A, I and R shares were 2.41%, 2.16% and 2.64%, respectively. The net expense ratios for Class A, I and R shares were 1.65%, 1.40% and 1.90%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, multi-alternative funds provided returns lower than those of their broad market counterparts.

Fund Highlights

The Fund’s Class I shares returned 2.84% for the six-month period ended April 30, 2019. The Fund’s benchmark, the ICE BofAML US 3-Month Treasury Bill Index, rose 1.18%.

What helped performance during the six-month period ended April 30, 2019:

•	Global real estate was the top contributor to performance, up more than 12% for the period.

•	Convertible securities performance, also up in double digits, was boosted by the strong equity market rebound in the first quarter of 2019.

•	Exposure to precious and base metals added to performance.

What hurt performance during the six-month period ended April 30, 2019:

•

Long/Short equity holdings were the top detractors from performance, with the Fund’s value-style tilt continuing to detract, because growth-style equities outperformed their value counterparts by a substantial margin.

•	The allocation to a merger-arbitrage strategy experienced negative performance for the period, driven by lower levels of deal activity.

•	Commodities detracted from performance as a result of negative performance from agricultural commodities, driven by trade tensions.

Outlook

The Fund maintains a neutral outlook on the markets. We select complementary alternative strategies from a broad universe of non-traditional investments to help reduce the role of overall market direction in determining return.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2019
Alternatives	45.4%
Fixed Income	18.3
Commodity	16.5
Equity	10.6
Specialty	9.2

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2019
JPMorgan Diversified Alternatives ETF	9.3%
SPDR Bloomberg Barclays Convertible Securities ETF	9.3
WisdomTree Managed Futures Strategy Fund	9.2
ProShares Hedge Replication ETF	9.2
Invesco DB G10 Currency Harvest Fund	9.2
IQ Merger Arbitrage ETF	8.9
ProShares RAFI Long/Short	8.7
Invesco DB Gold Fund	6.9
Invesco DB Commodity Index Tracking Fund	4.7
iShares Core US REIT ETF	4.6
Holdings are subject to change without notice.

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class A
Actual	$1,000.00	$1,027.70	$5.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.30	5.55
Class I
Actual	1,000.00	1,028.40	4.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.54	4.30
Class R
Actual	1,000.00	1,026.30	6.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.06	6.80

*  Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.11%, 0.86% and 1.36%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (46.2%)
IQ Merger Arbitrage ETF*	53,350	$1,678,924
JPMorgan Diversified Alternatives ETF*	70,820	1,766,959
ProShares Hedge Replication ETF	38,360	1,748,449
ProShares RAFI Long/Short	47,080	1,651,576
WisdomTree Managed Futures Strategy Fund	44,340	1,749,213

Total Alternatives		8,595,121

Commodity (16.8%)
Invesco DB Base Metals Fund	17,600	291,280
Invesco DB Commodity Index Tracking Fund	55,520	893,317
Invesco DB Gold Fund	33,250	1,308,554
Invesco DB Precious Metals Fund	520	18,673
Invesco DB Silver Fund	4,020	88,581
iShares Commodities Select Strategy ETF	16,030	531,715

Total Commodity		3,132,120

Equity (10.8%)
iShares Core US REIT ETF	16,850	869,291
iShares MSCI Global Agriculture Producers ETF	9,870	284,256
Vanguard Global ex-U.S. Real Estate ETF	14,720	861,120

Total Equity		2,014,667

Fixed Income (18.7%)
iShares TIPS Bond ETF	7,470	846,501
SPDR Bloomberg Barclays Convertible Securities ETF	32,870	1,758,545
Vanguard Short-Term Inflation-Protected Securities ETF	17,710	866,196

Total Fixed Income		3,471,242

Specialty (9.4%)
Invesco DB G10 Currency Harvest Fund	70,890	1,745,666

Total Investments in Securities (101.9%) (Cost $18,624,123)		18,958,816
Other Assets Less Liabilities (-1.9%)		(361,818)

Net Assets (100%)		$18,596,998

*	Non-income producing.

Investments in companies which were affiliates for the six months ended April 30, 2019, were as follows:

Security Description	Shares at April 30, 2019	Market Value October 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Invesco DB G10 Currency Harvest Fund**	70,890	1,772,352	—	(36,591)	1,449	8,456	1,745,666	19,549	—
ProShares RAFI Long/Short**	47,080	1,713,241	—	—	—	(61,665)	1,651,576	16,680	—

Total		3,485,593	—	(36,591)	1,449	(53,209)	3,397,242	36,229	—

**	Not affiliated at April 30, 2019.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$18,958,816	$—	$—	$18,958,816

Total Assets	$18,958,816	$—	$—	$18,958,816

Total Liabilities	$—	$—	$—	$—

Total	$18,958,816	$—	$—	$18,958,816

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$432,647
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$825,026

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$651,481
Aggregate gross unrealized depreciation	(446,641)

Net unrealized appreciation	$204,840

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,753,976

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $18,624,123)	$18,958,816
Cash	92,867
Prepaid registration and filing fees	13,661
Receivable for Fund shares sold	8,965
Receivable from investment adviser	3,485

Total assets	19,077,794

LIABILITIES
Payable for Fund shares redeemed	441,146
Transfer agent fees payable	3,804
Trustees’ fees payable	383
Distribution fees payable – Class A	160
Distribution fees payable – Class R	45
Accrued expenses	35,258

Total liabilities	480,796

NET ASSETS	$18,596,998

Net assets were comprised of:
Paid in capital	$18,199,241
Total distributable earnings (loss)	397,757

Net assets	$18,596,998

Class A
Net asset value and redemption price per share, $760,786 / 74,587 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.20
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price per share	$10.79

Class I
Net asset value and redemption price per share, $17,726,265 / 1,736,992 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21

Class R
Net asset value and redemption price per share, $109,947 / 10,819 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.16

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends ($36,229 of dividend income received from affiliates)	$306,169
Interest	1,003

Total income	307,172

EXPENSES
Investment advisory fees	46,712
Professional fees	28,609
Transfer agent fees	18,192
Registration and filing fees	17,130
Printing and mailing expenses	15,183
Administrative fees	14,014
Custodian fees	2,083
Distribution fees – Class A	957
Trustees’ fees	929
Distribution fees – Class R	265
Miscellaneous	13,940

Gross expenses	158,014
Less: Waiver from investment adviser	(60,726)
Reimbursement from investment adviser	(15,846)

Net expenses	81,442

NET INVESTMENT INCOME (LOSS)	225,730

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($1,449 of realized gain (loss) from affiliates)	17,259
Net change in unrealized appreciation (depreciation) on investments in securities ($92,526 of change in unrealized appreciation (depreciation) from affiliates)	291,787

NET REALIZED AND UNREALIZED GAIN (LOSS)	309,046

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$534,776

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$225,730	$118,683
Net realized gain (loss)	17,259	(452)
Net change in unrealized appreciation (depreciation)	291,787	(379,307)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	534,776	(261,076)

Distributions to shareholders:
Class A	(7,113)	(2,431)
Class I	(217,148)	(102,929)
Class R	(740)	(2,024)

Total distributions to shareholders	(225,001)	(107,384)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,683 and 24,928 shares, respectively ]	37,219	254,309
Capital shares issued in reinvestment of dividends [ 623 and 201 shares, respectively ]	6,163	2,048
Capital shares repurchased [ (12,275) and (7,078) shares, respectively ]	(123,451)	(72,391)

Total Class A transactions	(80,069)	183,966

Class I
Capital shares sold [ 107,332 and 320,848 shares, respectively ]	1,079,313	3,286,660
Capital shares issued in reinvestment of dividends [ 9,966 and 4,035 shares, respectively ]	98,568	40,993
Capital shares repurchased [ (188,733) and (115,451) shares, respectively ]	(1,896,517)	(1,179,390)

Total Class I transactions	(718,636)	2,148,263

Class R
Capital shares sold [ 255 and 44,922 shares, respectively ]	2,547	456,502
Capital shares issued in reinvestment of dividends [ 4 and 162 shares, respectively ]	40	1,641
Capital shares repurchased [ (3) and (44,791) shares, respectively ]	(34)	(460,156)

Total Class R transactions	2,553	(2,013)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(796,152)	2,330,216

TOTAL INCREASE (DECREASE) IN NET ASSETS	(486,377)	1,961,756
NET ASSETS:
Beginning of period	19,083,375	17,121,619

End of period	$18,596,998	$19,083,375

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,						July 6, 2015* to October 31, 2015
Class A			2018		2017		2016
Net asset value, beginning of period	$10.02		$10.21		$9.97		$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.04		0.02		0.01		(0.01)
Net realized and unrealized gain (loss)	0.16		(0.19)		0.26		0.33		(0.29)

Total from investment operations	0.27		(0.15)		0.28		0.34		(0.30)

Less distributions:
Dividends from net investment income	(0.04)		—		(0.01)		(0.05)		—
Distributions from net realized gains	(0.05)		(0.04)		(0.03)		—		—
Return of capital	—		—		—		(0.02)		—

Total dividends and distributions	(0.09)		(0.04)		(0.04)		(0.07)		—

Net asset value, end of period	$10.20		$10.02		$10.21		$9.97		$9.70

Total return (b)	2.77%		(1.49)%		2.78%		3.53%		(3.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$761		$827		$659		$410		$112
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.11	%**(j)	1.03	%(k)	1.00	%(k)	0.98	%(k)	0.96	%(k)
Before waivers and reimbursements (a)(f)	1.93%		1.79%		2.08%		2.62%		2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.15%		0.39%		0.20%		0.10%		(0.25	)%(l)
Before waivers and reimbursements (a)(f)(x)	1.33%		(0.37)%		(0.88)%		(1.55)%		(1.55	)%(l)
Portfolio turnover rate (z)^	2%		5%		13%		2%		0%

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,						July 6, 2015* to October 31, 2015
Class I			2018		2017		2016
Net asset value, beginning of period	$10.04		$10.23		$9.99		$9.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.07		0.05		0.05		—	#
Net realized and unrealized gain (loss)	0.17		(0.20)		0.25		0.31		(0.29)

Total from investment operations	0.29		(0.13)		0.30		0.36		(0.29)

Less distributions:
Dividends from net investment income	(0.07)		(0.02)		(0.03)		(0.05)		—
Distributions from net realized gains	(0.05)		(0.04)		(0.03)		—		—
Return of capital	—		—		—		(0.03)		—

Total dividends and distributions	(0.12)		(0.06)		(0.06)		(0.08)		—

Net asset value, end of period	$10.21		$10.04		$10.23		$9.99		$9.71

Total return (b)	2.84%		(1.25)%		3.04%		3.76%		(2.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,726		$18,151		$16,358		$12,233		$9,591
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86	%**(j)	0.78	%(k)	0.75	%(k)	0.73	%(k)	0.72	%(k)
Before waivers and reimbursements (a)(f)	1.68%		1.54%		1.82%		2.24%		1.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.43%		0.66%		0.45%		0.50%		(0.03	)%(l)
Before waivers and reimbursements (a)(f)(x)	1.61%		(0.11)%		(0.62)%		(1.02)%		(1.29	)%(l)
Portfolio turnover rate (z)^	2%		5%		13%		2%		0%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,						July 6, 2015* to October 31, 2015
Class R			2018		2017		2016
Net asset value, beginning of period	$9.97		$10.19		$9.95		$9.69		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.03		—	#	—	#	(0.02)
Net realized and unrealized gain (loss)	0.17		(0.21)		0.27		0.32		(0.29)

Total from investment operations	0.26		(0.18)		0.27		0.32		(0.31)

Less distributions:
Dividends from net investment income	(0.02)		—		—		(0.04)		—
Distributions from net realized gains	(0.05)		(0.04)		(0.03)		—		—
Return of capital	—		—		—		(0.02)		—

Total dividends and distributions	(0.07)		(0.04)		(0.03)		(0.06)		—

Net asset value, end of period	$10.16		$9.97		$10.19		$9.95		$9.69

Total return (b)	2.63%		(1.79)%		2.53%		3.30%		(3.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$110		$105		$105		$101		$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.36	%**(j)	1.26	%(k)	1.25	%(k)	1.22	%(k)	1.21	%(k)
Before waivers and reimbursements (a)(f)	2.18%		2.02%		2.32%		2.73%		2.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.91%		0.27%		(0.02)%		0.02%		(0.53	)%(l)
Before waivers and reimbursements (a)(f)(x)	1.09%		(0.49)%		(1.08)%		(1.50)%		(1.78	)%(l)
Portfolio turnover rate (z)^	2%		5%		13%		2%		0%
*	Commencement of Operations.
**	Includes Tax Expenses of 0.08%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.73% for Class A, 1.48% for Class I and 1.98% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class A, 1.40% for Class I and 1.90% for Class R.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2020 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/19

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	7.51%	6.90%	6.60%
S&P Target Date 2020 Index	6.73	5.54	6.37

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratio for Class I shares was 3.98%. The net expense ratio for Class I shares was 0.65%. The net expense ratio reflects the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, the Fund’s holdings performed in line with the holdings within their major asset classes and market sectors.

Fund Highlights

The Fund’s Class I shares returned 7.51% for the six-month period ended April 30, 2019. The Fund’s benchmark, the S&P Target Date 2020 Index, rose 6.73%.

What helped performance during the six-month period ended April 30, 2019:

•	Exposure to low volatility holdings in domestic equities was the top contributor to performance, as it was beneficial for the Fund during the market correction in the fourth quarter of 2018.

•	Exposure to high-yield bonds benefited the Fund, as lower-quality fixed-income securities outperformed those of higher quality.

•	Within fixed income, the Fund’s overweighting in intermediate-term bonds and an underweighting in short-duration bonds, compared to those of the benchmark, contributed to performance.

What hurt performance during the six-month period ended April 30, 2019:

•	Having no dedicated position in real estate, which was up over 14% for the period, was a drag on performance compared to the benchmark.

•	Low-volatility equity exchange-traded funds (ETFs) within the emerging-markets sector underperformed their traditionally market cap-weighted counterparts during the period.

Outlook

The Fund maintains a neutral outlook on the markets. It aims at a specific retirement target date and is guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2019
Equity	54.5%
Fixed Income	45.5

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2019
iShares Core U.S. Aggregate Bond ETF	28.2%
iShares Core S&P Total US Stock Market ETF	18.2
iShares TIPS Bond ETF	6.8
iShares Core MSCI EAFE ETF	6.3
iShares Edge MSCI Min Vol USA ETF	6.1
Invesco S&P 500 Low Volatility ETF	5.9
Vanguard Short-Term Bond ETF	4.1
Vanguard Total International Bond ETF	3.3
Invesco S&P International Developed Low Volatility ETF	3.3
Invesco S&P MidCap Low Volatility ETF	3.2
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the

1290 RETIREMENT 2020 FUND (Unaudited)

expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class I
Actual	$1,000.00	$1,075.10	$2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.11	2.71

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (53.2%)
Invesco S&P 500 Low Volatility ETF	10,250	$551,143
Invesco S&P Emerging Markets Low Volatility ETF	3,330	80,719
Invesco S&P International Developed Low Volatility ETF	9,160	303,196
Invesco S&P MidCap Low Volatility ETF	5,820	298,101
Invesco S&P SmallCap Low Volatility ETF	2,920	141,211
iShares Core MSCI EAFE ETF	9,420	589,315
iShares Core MSCI Emerging Markets ETF	2,890	152,708
iShares Core S&P Total US Stock Market ETF	25,350	1,695,915
iShares Edge MSCI Min Vol EAFE ETF	4,000	288,120
iShares Edge MSCI Min Vol Emerging Markets ETF	1,360	81,484
iShares Edge MSCI Min Vol USA ETF	9,490	570,159
SPDR SSGA US Small Cap Low Volatility Index ETF	1,480	139,279

Total Equity		4,891,350

Fixed Income (46.0%)
iShares Core U.S. Aggregate Bond ETF	24,140	2,621,363
iShares TIPS Bond ETF	5,600	634,592
SPDR Bloomberg Barclays High Yield Bond ETF	8,120	294,512
Vanguard Short-Term Bond ETF	4,750	377,910
Vanguard Total International Bond ETF	5,480	305,839

Total Fixed Income		4,234,216

Total Exchange Traded Funds (99.2%) (Cost $8,698,572)		9,125,566

SHORT-TERM INVESTMENT:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares	170,829	170,880

Total Short-Term Investment (1.9%) (Cost $170,880)		170,880

Total Investments in Securities (101.1%) (Cost $8,869,452)		9,296,446
Other Assets Less Liabilities (-1.1%)		(103,993)

Net Assets (100%)		$9,192,453

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,125,566	$—	$—	$9,125,566
Short-Term Investment
Investment Company	170,880	—	—	170,880

Total Assets	$9,296,446	$—	$—	$9,296,446

Total Liabilities	$—	$—	$—	$—

Total	$9,296,446	$—	$—	$9,296,446

The Fund held no derivatives contracts during the six months ended April 30, 2019.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,649,553
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$670,950

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$425,445
Aggregate gross unrealized depreciation	(2,902)

Net unrealized appreciation	$422,543

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,873,903

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $8,869,452)	$9,296,446
Cash	75,000
Prepaid registration and filing fees	14,765
Receivable from investment adviser	5,661
Receivable for Fund shares sold	200
Dividends, interest and other receivables	36
Other assets	1

Total assets	9,392,109

LIABILITIES
Payable for securities purchased	163,181
Payable for Fund shares redeemed	9,000
Transfer agent fees payable	575
Trustees’ fees payable	158
Accrued expenses	26,742

Total liabilities	199,656

NET ASSETS	$9,192,453

Net assets were comprised of:
Paid in capital	$8,693,090
Total distributable earnings (loss)	499,363

Net assets	$9,192,453

Class I
Net asset value and redemption price per share, $9,192,453 / 830,614 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.07

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$103,583
Interest	402

Total income	103,985

EXPENSES
Professional fees	23,154
Investment advisory fees	20,458
Printing and mailing expenses	11,644
Registration and filing fees	11,090
Administrative fees	6,137
Transfer agent fees	4,067
Custodian fees	2,207
Trustees’ fees	388
Miscellaneous	3,005

Gross expenses	82,150
Less: Waiver from investment adviser	(26,595)
Reimbursement from investment adviser	(33,411)

Net expenses	22,144

NET INVESTMENT INCOME (LOSS)	81,841

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	42,784
Net change in unrealized appreciation (depreciation) on investments in securities	484,990

NET REALIZED AND UNREALIZED GAIN (LOSS)	527,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$609,615

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$81,841	$76,935
Net realized gain (loss)	42,784	29,108
Net change in unrealized appreciation (depreciation)	484,990	(190,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	609,615	(84,455)

Distributions to shareholders:
Class I	(142,418)	(49,502)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 156,708 and 511,333 shares, respectively ]	1,669,031	5,469,555
Capital shares issued in reinvestment of dividends [ 9,101 and 0# shares, respectively ]	93,918	2
Capital shares repurchased [ (65,134) and (31,404) shares, respectively ]	(696,410)	(342,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,066,539	5,127,340

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,533,736	4,993,383
NET ASSETS:
Beginning of period	7,658,717	2,665,334

End of period	$9,192,453	$7,658,717

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.49		$10.66		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.20		0.12
Net realized and unrealized gain (loss)	0.67		(0.17)		0.54

Total from investment operations	0.78		0.03		0.66

Less distributions:
Dividends from net investment income	(0.15)		(0.18)		—
Distributions from net realized gains	(0.05)		(0.02)		—

Total dividends and distributions	(0.20)		(0.20)		—

Net asset value, end of period	$11.07		$10.49		$10.66

Total return (b)	7.51%		0.24%		6.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,192		$7,659		$2,665
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	2.01%		3.93%		5.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.00%		1.88%		1.66	%(l)
Before waivers and reimbursements (a)(f)(x)	0.53%		(1.52)%		(3.13	)%(l)
Portfolio turnover rate (z)^	8%		8%		2%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2025 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/19

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	8.01%	7.41%	7.42%
S&P Target Date 2025 Index	7.20	5.69	7.08

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratio for Class I shares was 3.30%. The net expense ratio for Class I shares was 0.65%. The net expense ratio reflects the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, the Fund’s holdings performed in line with the holdings within their major asset classes and market sectors.

Fund Highlights

The Fund’s Class I shares returned 8.01% for the six-month period ended April 30, 2019. The Fund’s benchmark, the S&P Target Date 2025 Index, rose 7.20%.

What helped performance during the six-month period ended April 30, 2019:

•	Exposure to low volatility holdings in domestic equities was the top contributor to performance, as it was beneficial for the Fund during the market correction in the fourth quarter of 2018.

•	Exposure to high-yield bonds benefited the Fund, as lower-quality fixed-income securities outperformed those of higher quality.

•	Within fixed income, the Fund’s overweighting in intermediate-term bonds and an underweighting in short-duration bonds, compared to those of the benchmark, contributed to performance.

What hurt performance during the six-month period ended April 30, 2019:

•	Having no dedicated position in real estate, which was up over 14% for the period, was a drag on performance compared to the benchmark.

•	Low-volatility equity exchange-traded funds (ETFs) within the emerging-markets sector underperformed their traditionally market cap-weighted counterparts during the period.

Outlook

The Fund maintains a neutral outlook on the markets. It aims at a specific retirement target date and is guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2019
Equity	64.0%
Fixed Income	36.0

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2019
iShares Core U.S. Aggregate Bond ETF	26.5%
iShares Core S&P Total US Stock Market ETF	21.8
iShares Core MSCI EAFE ETF	7.8
Invesco S&P 500 Low Volatility ETF	6.9
iShares Edge MSCI Min Vol USA ETF	6.9
iShares TIPS Bond ETF	5.3
Invesco S&P International Developed Low Volatility ETF	4.0
Invesco S&P MidCap Low Volatility ETF	4.0
iShares Edge MSCI Min Vol EAFE ETF	3.9
Invesco S&P SmallCap Low Volatility ETF	1.9
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the

1290 RETIREMENT 2025 FUND (Unaudited)

expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class I
Actual	$1,000.00	$1,080.10	$2.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.10	2.72

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (63.0%)
Invesco S&P 500 Low Volatility ETF	21,360	$1,148,527
Invesco S&P Emerging Markets Low Volatility ETF	6,510	157,802
Invesco S&P International Developed Low Volatility ETF	20,140	666,634
Invesco S&P MidCap Low Volatility ETF	12,800	655,616
Invesco S&P SmallCap Low Volatility ETF	6,450	311,922
iShares Core MSCI EAFE ETF	20,710	1,295,618
iShares Core MSCI Emerging Markets ETF	5,810	307,000
iShares Core S&P Total US Stock Market ETF	54,030	3,614,607
iShares Edge MSCI Min Vol EAFE ETF	9,050	651,871
iShares Edge MSCI Min Vol Emerging Markets ETF	2,410	144,395
iShares Edge MSCI Min Vol USA ETF	19,090	1,146,927
SPDR SSGA US Small Cap Low Volatility Index ETF	3,130	294,556

Total Equity		10,395,475

Fixed Income (36.1%)
iShares Core U.S. Aggregate Bond ETF	40,430	4,390,294
iShares TIPS Bond ETF	7,710	873,697
SPDR Bloomberg Barclays High Yield Bond ETF	5,750	208,553
Vanguard Short-Term Bond ETF	3,380	268,913
Vanguard Total International Bond ETF	3,980	222,124

Total Fixed Income		5,963,581

Total Exchange Traded Funds (99.1%) (Cost $15,497,143)		16,359,056

SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	209,615	209,679

Total Short-Term Investment (1.3%) (Cost $209,679)		209,679

Total Investments in Securities (100.4%) (Cost $15,706,822)		16,568,735
Other Assets Less Liabilities (-0.4%)		(70,154)

Net Assets (100%)		$16,498,581

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$16,359,056	$—	$—	$16,359,056
Short-Term Investment
Investment Company	209,679	—	—	209,679

Total Assets	$16,568,735	$—	$—	$16,568,735

Total Liabilities	$—	$—	$—	$—

Total	$16,568,735	$—	$—	$16,568,735

The Fund held no derivatives contracts during the six months ended April 30, 2019.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,489,303
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$388,340

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$861,627
Aggregate gross unrealized depreciation	(856)

Net unrealized appreciation	$860,771

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,707,964

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $15,706,822)	$16,568,735
Cash	75,001
Prepaid registration and filing fees	15,019
Receivable for Fund shares sold	8,979
Receivable from investment adviser	3,821
Dividends, interest and other receivables	161

Total assets	16,671,716

LIABILITIES
Payable for securities purchased	144,581
Transfer agent fees payable	574
Trustees’ fees payable	236
Accrued expenses	27,744

Total liabilities	173,135

NET ASSETS	$16,498,581

Net assets were comprised of:
Paid in capital	$15,566,747
Total distributable earnings (loss)	931,834

Net assets	$16,498,581

Class I
Net asset value and redemption price per share, $16,498,581 / 1,461,489 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.29

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$155,159
Interest	595

Total income	155,754

EXPENSES
Investment advisory fees	33,391
Professional fees	25,449
Printing and mailing expenses	13,112
Registration and filing fees	11,224
Administrative fees	10,018
Transfer agent fees	4,067
Custodian fees	2,744
Trustees’ fees	610
Miscellaneous	3,649

Gross expenses	104,264
Less: Waiver from investment adviser	(43,409)
Reimbursement from investment adviser	(24,598)

Net expenses	36,257

NET INVESTMENT INCOME (LOSS)	119,497

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	17,996
Net change in unrealized appreciation (depreciation) on investments in securities	995,267

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,013,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,132,760

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$119,497	$99,645
Net realized gain (loss)	17,996	25,293
Net change in unrealized appreciation (depreciation)	995,267	(289,343)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,132,760	(164,405)

Distributions to shareholders:
Class I	(176,541)	(49,002)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 535,806 and 736,783 shares, respectively ]	5,703,557	8,015,082
Capital shares issued in reinvestment of dividends [ 12,850 and 0# shares, respectively ]	134,541	2
Capital shares repurchased [ (55,287) and (18,673) shares, respectively ]	(581,261)	(204,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,256,837	7,810,878

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,213,056	7,597,471
NET ASSETS:
Beginning of period	10,285,525	2,688,054

End of period	$16,498,581	$10,285,525

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.62		$10.75		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.21		0.11
Net realized and unrealized gain (loss)	0.74		(0.14)		0.64

Total from investment operations	0.84		0.07		0.75

Less distributions:
Dividends from net investment income	(0.14)		(0.18)		—
Distributions from net realized gains	(0.03)		(0.02)		—

Total dividends and distributions	(0.17)		(0.20)		—

Net asset value, end of period	$11.29		$10.62		$10.75

Total return (b)	8.01%		0.60%		7.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,499		$10,286		$2,688
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.56%		3.23%		5.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.79%		1.91%		1.62	%(l)
Before waivers and reimbursements (a)(f)(x)	0.77%		(0.79)%		(3.15	)%(l)
Portfolio turnover rate (z)^	3%		4%		2%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2030 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/19

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	8.40%	7.60%	7.88%
S&P Target Date 2030 Index	7.68	5.85	7.75

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratio for Class I shares was 4.76%. The net expense ratio for Class I shares was 0.65%. The net expense ratio reflects the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, the Fund’s holdings performed in line with the holdings within their major asset classes and market sectors.

Fund Highlights

The Fund’s Class I shares returned 8.40% for the six-month period ended April 30, 2019. The Fund’s benchmark, the S&P Target Date 2030 Index, rose 7.68%.

What helped performance during the six-month period ended April 30, 2019:

•	Exposure to low volatility holdings in domestic equities was the top contributor to performance, as it was beneficial for the Fund during the market correction in the fourth quarter of 2018.

•	Exposure to high-yield bonds benefited the Fund, as lower-quality fixed-income securities outperformed those of higher quality.

•	Within fixed income, the Fund’s overweighting in intermediate-term bonds and an underweighting in short-duration bonds, compared to those of the benchmark, contributed to performance.

What hurt performance during the six-month period ended April 30, 2019:

•	Having no dedicated position in real estate, which was up over 14% for the period, was a drag on performance compared to the benchmark.

•	Low-volatility equity exchange-traded funds (ETFs) within the emerging-markets sector underperformed their traditionally market cap-weighted counterparts during the period.

Outlook

The Fund maintains a neutral outlook on the markets. It aims at a specific retirement target date and is guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2019
Equity	72.2%
Fixed Income	27.8

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2019
iShares Core S&P Total US Stock Market ETF	25.0%
iShares Core U.S. Aggregate Bond ETF	23.6
iShares Core MSCI EAFE ETF	9.3
iShares Edge MSCI Min Vol USA ETF	8.1
Invesco S&P 500 Low Volatility ETF	8.1
Invesco S&P MidCap Low Volatility ETF	4.8
Invesco S&P International Developed Low Volatility ETF	4.5
iShares Edge MSCI Min Vol EAFE ETF	4.4
iShares TIPS Bond ETF	4.1
iShares Core MSCI Emerging Markets ETF	2.1
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the

1290 RETIREMENT 2030 FUND (Unaudited)

expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class I
Actual	$1,000.00	$1,084.00	$2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.69

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (71.7%)
Invesco S&P 500 Low Volatility ETF	8,060	$433,386
Invesco S&P Emerging Markets Low Volatility ETF	2,290	55,510
Invesco S&P International Developed Low Volatility ETF	7,300	241,630
Invesco S&P MidCap Low Volatility ETF	5,020	257,125
Invesco S&P SmallCap Low Volatility ETF	2,230	107,843
iShares Core MSCI EAFE ETF	7,940	496,726
iShares Core MSCI Emerging Markets ETF	2,110	111,493
iShares Core S&P Total US Stock Market ETF	20,020	1,339,338
iShares Edge MSCI Min Vol EAFE ETF	3,260	234,818

iShares Edge MSCI Min Vol Emerging Markets ETF	880	52,725
iShares Edge MSCI Min Vol USA ETF	7,240	434,979
SPDR SSGA US Small Cap Low Volatility Index ETF	1,120	105,400

Total Equity		3,870,973

Fixed Income (27.6%)
iShares Core U.S. Aggregate Bond ETF	11,660	1,266,159
iShares TIPS Bond ETF	1,950	220,974

Total Fixed Income		1,487,133

Total Investments in Securities (99.3%) (Cost $4,964,952)		5,358,106
Other Assets Less Liabilities (0.7%)		39,426

Net Assets (100%)		$5,397,532

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,358,106	$—	$—	$5,358,106

Total Assets	$5,358,106	$—	$—	$5,358,106

Total Liabilities	$—	$—	$—	$—

Total	$5,358,106	$—	$—	$5,358,106

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$933,620
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$176,852

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,244
Aggregate gross unrealized depreciation	(90)

Net unrealized appreciation	$393,154

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,964,952

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $4,964,952)	$5,358,106
Cash	44,612
Prepaid registration and filing fees	14,548
Receivable from investment adviser	6,267
Receivable for Fund shares sold	493

Total assets	5,424,026

LIABILITIES
Transfer agent fees payable	574
Trustees’ fees payable	94
Accrued expenses	25,826

Total liabilities	26,494

NET ASSETS	$5,397,532

Net assets were comprised of:
Paid in capital	$4,987,582
Total distributable earnings (loss)	409,950

Net assets	$5,397,532

Class I
Net asset value and redemption price per share, $5,397,532 / 475,362 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.35

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$52,660
Interest	244

Total income	52,904

EXPENSES
Professional fees	21,433
Investment advisory fees	11,247
Registration and filing fees	11,001
Printing and mailing expenses	10,478
Transfer agent fees	4,067
Administrative fees	3,374
Custodian fees	1,773
Trustees’ fees	213
Miscellaneous	2,256

Gross expenses	65,842
Less: Waiver from investment adviser	(14,621)
Reimbursement from investment adviser	(39,150)

Net expenses	12,071

NET INVESTMENT INCOME (LOSS)	40,833

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	8,925
Net change in unrealized appreciation (depreciation) on investments in securities	325,253

NET REALIZED AND UNREALIZED GAIN (LOSS)	334,178

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$375,011

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$40,833	$58,197
Net realized gain (loss)	8,925	13,651
Net change in unrealized appreciation (depreciation)	325,253	(103,899)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	375,011	(32,051)

Distributions to shareholders:
Class I	(88,204)	(46,752)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 82,994 and 154,723 shares, respectively ]	913,385	1,706,177
Capital shares issued in reinvestment of dividends [ 3,168 and 0# shares, respectively ]	33,204	2
Capital shares repurchased [ (10,510) and (5,023) shares, respectively ]	(108,419)	(56,090)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	838,170	1,650,089

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,124,977	1,571,286
NET ASSETS:
Beginning of period	4,272,555	2,701,269

End of period	$5,397,532	$4,272,555

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.69		$10.80		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.20		0.11
Net realized and unrealized gain (loss)	0.78		(0.12)		0.69

Total from investment operations	0.88		0.08		0.80

Less distributions:
Dividends from net investment income	(0.18)		(0.18)		—
Distributions from net realized gains	(0.04)		(0.01)		—

Total dividends and distributions	(0.22)		(0.19)		—

Net asset value, end of period	$11.35		$10.69		$10.80

Total return (b)	8.40%		0.70%		8.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,398		$4,273		$2,701
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	2.93%		4.74%		5.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.81%		1.78%		1.59	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.57)%		(2.41)%		(3.15	)%(l)
Portfolio turnover rate (z)^	4%		3%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2035 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/19

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	8.51%	7.71%	8.25%
S&P Target Date 2035 Index	8.07	5.87	8.35

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratio for Class I shares was 4.00%. The net expense ratio for Class I shares was 0.65%. The net expense ratio reflects the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, the Fund’s holdings performed in line with the holdings within their major asset classes and market sectors.

Fund Highlights

The Fund’s Class I shares returned 8.51% for the six-month period ended April 30, 2019. The Fund’s benchmark, the S&P Target Date 2035 Index, rose 8.07%.

What helped performance during the six-month period ended April 30, 2019:

•	Exposure to low volatility holdings in domestic equities was the top contributor to performance, as it was beneficial for the Fund during the market correction in the fourth quarter of 2018.

•	Exposure to high-yield bonds benefited the Fund, as lower-quality fixed-income securities outperformed those of higher quality.

•	Within fixed income, the Fund’s overweighting in intermediate-term bonds and an underweighting in short-duration bonds, compared to those of the benchmark, contributed to performance.

What hurt performance during the six-month period ended April 30, 2019:

•	Having no dedicated position in real estate, which was up over 14% for the period, was a drag on performance compared to the benchmark.

•	Low-volatility equity exchange-traded funds (ETFs) within the emerging-markets sector underperformed their traditionally market cap-weighted counterparts during the period.

Outlook

The Fund maintains a neutral outlook on the markets. It aims at a specific retirement target date and is guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2019
Equity	77.1%
Fixed Income	22.9

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2019
iShares Core S&P Total US Stock Market ETF	26.3%
iShares Core U.S. Aggregate Bond ETF	19.6
iShares Core MSCI EAFE ETF	9.5
Invesco S&P 500 Low Volatility ETF	9.0
iShares Edge MSCI Min Vol USA ETF	8.7
Invesco S&P MidCap Low Volatility ETF	5.1
Invesco S&P International Developed Low Volatility ETF	4.8
iShares Edge MSCI Min Vol EAFE ETF	4.8
iShares TIPS Bond ETF	3.3
iShares Core MSCI Emerging Markets ETF	2.3
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account

1290 RETIREMENT 2035 FUND (Unaudited)

value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class I
Actual	$1,000.00	$1,085.10	$2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.70

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (76.5%)
Invesco S&P 500 Low Volatility ETF	12,150	$653,305
Invesco S&P Emerging Markets Low Volatility ETF	3,350	81,204
Invesco S&P International Developed Low Volatility ETF	10,550	349,205
Invesco S&P MidCap Low Volatility ETF	7,140	365,711
Invesco S&P SmallCap Low Volatility ETF	3,090	149,432
iShares Core MSCI EAFE ETF	11,010	688,786
iShares Core MSCI Emerging Markets ETF	3,110	164,332
iShares Core S&P Total US Stock Market ETF	28,390	1,899,291
iShares Edge MSCI Min Vol EAFE ETF	4,840	348,625

iShares Edge MSCI Min Vol Emerging Markets ETF	1,450	86,877
iShares Edge MSCI Min Vol USA ETF	10,450	627,836
SPDR SSGA US Small Cap Low Volatility Index ETF	1,620	152,454

Total Equity		5,567,058

Fixed Income (22.7%)
iShares Core U.S. Aggregate Bond ETF	13,000	1,411,670
iShares TIPS Bond ETF	2,130	241,372

Total Fixed Income		1,653,042

Total Investments in Securities (99.2%) (Cost $6,736,382)		7,220,100
Other Assets Less Liabilities (0.8%)		55,623

Net Assets (100%)		$7,275,723

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,220,100	$—	$—	$7,220,100

Total Assets	$7,220,100	$—	$—	$7,220,100

Total Liabilities	$—	$—	$—	$—

Total	$7,220,100	$—	$—	$7,220,100

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$546,611
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$420,401

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$485,270
Aggregate gross unrealized depreciation	(1,552)

Net unrealized appreciation	$483,718

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,736,382

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $6,736,382)	$7,220,100
Cash	57,499
Prepaid registration and filing fees	14,712
Receivable from investment adviser	5,991
Receivable for Fund shares sold	5,321

Total assets	7,303,623

LIABILITIES
Transfer agent fees payable	574
Trustees’ fees payable	127
Accrued expenses	27,199

Total liabilities	27,900

NET ASSETS	$7,275,723

Net assets were comprised of:
Paid in capital	$6,749,933
Total distributable earnings (loss)	525,790

Net assets	$7,275,723

Class I
Net asset value and redemption price per share, $7,275,723 / 633,130 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.49

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$80,886
Interest	463

Total income	81,349

EXPENSES
Professional fees	22,581
Investment advisory fees	16,844
Printing and mailing expenses	11,247
Registration and filing fees	11,081
Administrative fees	5,053
Transfer agent fees	4,067
Custodian fees	2,480
Trustees’ fees	330
Miscellaneous	2,784

Gross expenses	76,467
Less: Waiver from investment adviser	(21,897)
Reimbursement from investment adviser	(36,437)

Net expenses	18,133

NET INVESTMENT INCOME (LOSS)	63,216

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	21,001
Net change in unrealized appreciation (depreciation) on investments in securities	470,606

NET REALIZED AND UNREALIZED GAIN (LOSS)	491,607

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$554,823

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$63,216	$70,735
Net realized gain (loss)	21,001	10,917
Net change in unrealized appreciation (depreciation)	470,606	(169,314)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	554,823	(87,662)

Distributions to shareholders:
Class I	(107,092)	(46,752)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 37,800 and 372,084 shares, respectively ]	414,646	4,119,218
Capital shares issued in reinvestment of dividends [ 6,076 and 0# shares, respectively ]	64,342	2
Capital shares repurchased [ (32,439) and (401) shares, respectively ]	(342,976)	(4,509)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	136,012	4,114,711

TOTAL INCREASE (DECREASE) IN NET ASSETS	583,743	3,980,297
NET ASSETS:
Beginning of period	6,691,980	2,711,683

End of period	$7,275,723	$6,691,980

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.76		$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.19		0.11
Net realized and unrealized gain (loss)	0.81		(0.09)		0.74

Total from investment operations	0.91		0.10		0.85

Less distributions:
Dividends from net investment income	(0.16)		(0.18)		—
Distributions from net realized gains	(0.02)		(0.01)		—

Total dividends and distributions	(0.18)		(0.19)		—

Net asset value, end of period	$11.49		$10.76		$10.85

Total return (b)	8.51%		0.88%		8.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,276		$6,692		$2,712
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%**(j)	0.53	%(k)	0.53	%(k)
Before waivers and reimbursements (a)(f)	2.27%		3.95%		5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.88%		1.73%		1.58	%(l)
Before waivers and reimbursements (a)(f)(x)	0.14%		(1.68)%		(3.17	)%(l)
Portfolio turnover rate (z)^	6%		2%		1%
*	Commencement of Operations.
**	Includes Tax Expenses of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2040 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/19

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	8.78%	8.19%	8.75%
S&P Target Date 2040 Index	8.32	5.91	8.75

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratio for Class I shares was 5.31%. The net expense ratio for Class I shares was 0.65%. The net expense ratio reflects the Adviser’s decision to contractually limit expenses through April 30, 2020.Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date.Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, the Fund’s holdings performed in line with the holdings within their major asset classes and market sectors.

Fund Highlights

The Fund’s Class I shares returned 8.78% for the six-month period ended April 30, 2019. The Fund’s benchmark, the S&P Target Date 2040 Index, rose 8.32%.

What helped performance during the six-month period ended April 30, 2019:

•	Exposure to low volatility holdings in domestic equities was the top contributor to performance, as it was beneficial for the Fund during the market correction in the fourth quarter of 2018.

•	Exposure to high-yield bonds benefited the Fund, as lower-quality fixed-income securities outperformed those of higher quality.

•	Within fixed income, the Fund’s overweighting in intermediate-term bonds and an underweighting in short-duration bonds, compared to those of the benchmark, contributed to performance.

What hurt performance during the six-month period ended April 30, 2019:

•	Having no dedicated position in real estate, which was up over 14% for the period, was a drag on performance compared to the benchmark.

•	Low-volatility equity exchange-traded funds (ETFs) within the emerging-markets sector underperformed their traditionally market cap-weighted counterparts during the period.

Outlook

The Fund maintains a neutral outlook on the markets. It aims at a specific retirement target date and is guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2019
Equity	81.9%
Fixed Income	18.1

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2019
iShares Core S&P Total US Stock Market ETF	28.6%
iShares Core U.S. Aggregate Bond ETF	15.5
iShares Core MSCI EAFE ETF	10.1
Invesco S&P 500 Low Volatility ETF	9.6
iShares Edge MSCI Min Vol USA ETF	9.4
Invesco S&P International Developed Low Volatility ETF	5.1
Invesco S&P MidCap Low Volatility ETF	5.1
iShares Edge MSCI Min Vol EAFE ETF	5.0
iShares TIPS Bond ETF	2.6
SPDR SSGA US Small Cap Low Volatility Index ETF	2.4
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

1290 RETIREMENT 2040 FUND (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class I
Actual	$1,000.00	$1,087.80	$2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.16	2.66

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (81.4%)
Invesco S&P 500 Low Volatility ETF	5,770	$310,253
Invesco S&P Emerging Markets Low Volatility ETF	1,360	32,966
Invesco S&P International Developed Low Volatility ETF	4,960	164,176
Invesco S&P MidCap Low Volatility ETF	3,200	163,904
Invesco S&P SmallCap Low Volatility ETF	1,560	75,441
iShares Core MSCI EAFE ETF	5,260	329,066
iShares Core MSCI Emerging Markets ETF	1,370	72,391
iShares Core S&P Total US Stock Market ETF	13,870	927,904
iShares Edge MSCI Min Vol EAFE ETF	2,250	162,067

iShares Edge MSCI Min Vol Emerging Markets ETF	580	34,751
iShares Edge MSCI Min Vol USA ETF	5,090	305,807
SPDR SSGA US Small Cap Low Volatility Index ETF	820	77,168

Total Equity		2,655,894

Fixed Income (18.0%)
iShares Core U.S. Aggregate Bond ETF	4,620	501,686
iShares TIPS Bond ETF	750	84,990

Total Fixed Income		586,676

Total Investments in Securities (99.4%) (Cost $2,858,650)		3,242,570
Other Assets Less Liabilities (0.6%)		19,930

Net Assets (100%)		$3,262,500

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,242,570	$—	$—	$3,242,570

Total Assets	$3,242,570	$—	$—	$3,242,570

Total Liabilities	$—	$—	$—	$—

Total	$3,242,570	$—	$—	$3,242,570

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$170,783
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$79,528

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$384,170
Aggregate gross unrealized depreciation	(250)

Net unrealized appreciation	$383,920

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,858,650

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,858,650)	$3,242,570
Cash	24,010
Prepaid registration and filing fees	14,445
Receivable from investment adviser	6,824
Receivable for Fund shares sold	512

Total assets	3,288,361

LIABILITIES
Accrued professional fees	23,145
Transfer agent fees payable	432
Trustees’ fees payable	82
Accrued expenses	2,202

Total liabilities	25,861

NET ASSETS	$3,262,500

Net assets were comprised of:
Paid in capital	$2,868,558
Total distributable earnings (loss)	393,942

Net assets	$3,262,500

Class I
Net asset value and redemption price per share, $3,262,500 / 283,168 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.52

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$35,474
Interest	177

Total income	35,651

EXPENSES
Professional fees	20,724
Registration and filing fees	10,953
Printing and mailing expenses	10,038
Investment advisory fees	7,476
Transfer agent fees	4,029
Administrative fees	2,243
Custodian fees	1,691
Trustees’ fees	146
Miscellaneous	2,044

Gross expenses	59,344
Less: Waiver from investment adviser	(9,719)
Reimbursement from investment adviser	(41,687)

Net expenses	7,938

NET INVESTMENT INCOME (LOSS)	27,713

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	4,621
Net change in unrealized appreciation (depreciation) on investments in securities	225,537

NET REALIZED AND UNREALIZED GAIN (LOSS)	230,158

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$257,871

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,713	$51,108
Net realized gain (loss)	4,621	12,319
Net change in unrealized appreciation (depreciation)	225,537	(34,838)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	257,871	28,589

Distributions to shareholders:
Class I	(68,399)	(47,002)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 15,993 and 18,938 shares, respectively ]	176,504	211,909
Capital shares issued in reinvestment of dividends [ 558 and 0# shares, respectively ]	5,899	2
Capital shares repurchased [ (2,306) and (25) shares, respectively ]	(24,870)	(286)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	157,533	211,625

TOTAL INCREASE (DECREASE) IN NET ASSETS	347,005	193,212
NET ASSETS:
Beginning of period	2,915,495	2,722,283

End of period	$3,262,500	$2,915,495

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.84		$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.20		0.11
Net realized and unrealized gain (loss)	0.83		(0.06)		0.78

Total from investment operations	0.93		0.14		0.89

Less distributions:
Dividends from net investment income	(0.20)		(0.18)		—
Distributions from net realized gains	(0.05)		(0.01)		—

Total dividends and distributions	(0.25)		(0.19)		—

Net asset value, end of period	$11.52		$10.84		$10.89

Total return (b)	8.78%		1.26%		8.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,263		$2,915		$2,722
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	3.97%		5.31%		5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.85%		1.80%		1.57	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.58)%		(2.99)%		(3.18	)%(l)
Portfolio turnover rate (z)^	3%		2%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2045 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/19

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	8.89%	8.30%	9.12%
S&P Target Date 2045 Index	8.43	5.83	8.94

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratio for Class I shares was 4.95%. The net expense ratio for Class I shares was 0.65%. The net expense ratio reflects the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, the Fund’s holdings performed in line with the holdings within their major asset classes and market sectors.

Fund Highlights

The Fund’s Class I shares returned 8.89% for the six-month period ended April 30, 2019. The Fund’s benchmark, the S&P Target Date 2045 Index, rose 8.43%.

What helped performance during the six-month period ended April 30, 2019:

•	Exposure to low volatility holdings in domestic equities was the top contributor to performance, as it was beneficial for the Fund during the market correction in the fourth quarter of 2018.

•	Exposure to high-yield bonds benefited the Fund, as lower-quality fixed-income securities outperformed those of higher quality.

•	Within fixed income, the Fund’s overweighting in intermediate-term bonds and an underweighting in short-duration bonds, compared to those of the benchmark, contributed to performance.

What hurt performance during the six-month period ended April 30, 2019:

•	Having no dedicated position in real estate, which was up over 14% for the period, was a drag on performance compared to the benchmark.

•	Low-volatility equity exchange-traded funds (ETFs) within the emerging-markets sector underperformed their traditionally market cap-weighted counterparts during the period.

Outlook

The Fund maintains a neutral outlook on the markets. It aims at a specific retirement target date and is guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2019
Equity	86.8%
Fixed Income	13.2

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2019
iShares Core S&P Total US Stock Market ETF	30.5%
iShares Core U.S. Aggregate Bond ETF	11.2
iShares Core MSCI EAFE ETF	10.6
iShares Edge MSCI Min Vol USA ETF	10.1
Invesco S&P 500 Low Volatility ETF	10.0
Invesco S&P MidCap Low Volatility ETF	5.4
Invesco S&P International Developed Low Volatility ETF	5.2
iShares Edge MSCI Min Vol EAFE ETF	5.2
Invesco S&P SmallCap Low Volatility ETF	2.5
SPDR SSGA US Small Cap Low Volatility Index ETF	2.5
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

1290 RETIREMENT 2045 FUND (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class I
Actual	$1,000.00	$1,088.90	$2.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	2.66

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (86.0%)
Invesco S&P 500 Low Volatility ETF	8,630	$464,035
Invesco S&P Emerging Markets Low Volatility ETF	2,360	57,207
Invesco S&P International Developed Low Volatility ETF	7,330	242,623
Invesco S&P MidCap Low Volatility ETF	4,860	248,929
Invesco S&P SmallCap Low Volatility ETF	2,440	117,998
iShares Core MSCI EAFE ETF	7,850	491,096
iShares Core MSCI Emerging Markets ETF	2,140	113,078
iShares Core S&P Total US Stock Market ETF	21,170	1,416,273
iShares Edge MSCI Min Vol EAFE ETF	3,360	242,021
iShares Edge MSCI Min Vol Emerging Markets ETF	880	52,725
iShares Edge MSCI Min Vol USA ETF	7,790	468,023
SPDR SSGA US Small Cap Low Volatility Index ETF	1,210	113,870

Total Equity		4,027,878

Fixed Income (13.1%)
iShares Core U.S. Aggregate Bond ETF	4,780	519,060
iShares TIPS Bond ETF	820	92,922

Total Fixed Income		611,982

Total Investments in Securities (99.1%) (Cost $4,174,777)		4,639,860
Other Assets Less Liabilities (0.9%)		41,323

Net Assets (100%)		$4,681,183

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,639,860	$—	$—	$4,639,860

Total Assets	$4,639,860	$—	$—	$4,639,860

Total Liabilities	$—	$—	$—	$—

Total	$4,639,860	$—	$—	$4,639,860

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$528,288
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$32,651

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$465,087
Aggregate gross unrealized depreciation	(4)

Net unrealized appreciation	$465,083

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,174,777

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $4,174,777)	$4,639,860
Cash	43,332
Prepaid registration and filing fees	14,507
Receivable from investment adviser	6,621
Receivable for Fund shares sold	3,852
Dividends, interest and other receivables	75
Other assets	1

Total assets	4,708,248

LIABILITIES
Transfer agent fees payable	967
Trustees’ fees payable	99
Accrued expenses	25,999

Total liabilities	27,065

NET ASSETS	$4,681,183

Net assets were comprised of:
Paid in capital	$4,204,821
Total distributable earnings (loss)	476,362

Net assets	$4,681,183

Class I
Net asset value and redemption price per share, $4,681,183 / 401,710 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.65

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$46,906
Interest	295

Total income	47,201

EXPENSES
Professional fees	21,226
Registration and filing fees	10,987
Printing and mailing expenses	10,357
Investment advisory fees	10,067
Transfer agent fees	4,463
Administrative fees	3,020
Custodian fees	2,146
Trustees’ fees	194
Miscellaneous	2,232

Gross expenses	64,692
Less: Waiver from investment adviser	(13,087)
Reimbursement from investment adviser	(40,932)

Net expenses	10,673

NET INVESTMENT INCOME (LOSS)	36,528

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	438
Net change in unrealized appreciation (depreciation) on investments in securities	322,247

NET REALIZED AND UNREALIZED GAIN (LOSS)	322,685

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$359,213

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,528	$55,392
Net realized gain (loss)	438	11,861
Net change in unrealized appreciation (depreciation)	322,247	(61,892)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	359,213	5,361

Distributions to shareholders:
Class I	(75,322)	(47,142)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 48,740 and 100,702 shares, respectively ]	547,376	1,134,558
Capital shares issued in reinvestment of dividends [ 2,113 and 13 shares, respectively ]	22,572	143
Capital shares repurchased [ (609) and (9) shares, respectively ]	(6,585)	(101)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	563,363	1,134,600

TOTAL INCREASE (DECREASE) IN NET ASSETS	847,254	1,092,819
NET ASSETS:
Beginning of period	3,833,929	2,741,110

End of period	$4,681,183	$3,833,929

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.91		$10.93		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.20		0.11
Net realized and unrealized gain (loss)	0.85		(0.03)		0.82

Total from investment operations	0.95		0.17		0.93

Less distributions:
Dividends from net investment income	(0.18)		(0.18)		—
Distributions from net realized gains	(0.03)		(0.01)		—

Total dividends and distributions	(0.21)		(0.19)		—

Net asset value, end of period	$11.65		$10.91		$10.93

Total return (b)	8.89%		1.53%		9.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,681		$3,834		$2,741
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	3.21%		4.91%		5.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.81%		1.76%		1.55	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.87)%		(2.62)%		(3.22	)%(l)
Portfolio turnover rate (z)^	1%		2%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2050 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/19

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	9.24%	8.55%	9.55%
S&P Target Date 2050 Index	8.51	5.82	9.12

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratio for Class I shares was 5.21%. The net expense ratio for Class I shares was 0.65%. The net expense ratio reflects the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, the Fund’s holdings performed in line with the holdings within their major asset classes and market sectors.

Fund Highlights

The Fund’s Class I shares returned 9.24% for the six-month period ended April 30, 2019. The Fund’s benchmark, the S&P Target Date 2050 Index, rose 8.51%.

What helped performance during the six-month period ended April 30, 2019:

•	Exposure to low volatility holdings in domestic equities was the top contributor to performance, as it was beneficial for the Fund during the market correction in the fourth quarter of 2018.

•	Within fixed income, the Fund’s overweighting in intermediate-term bonds and an underweighting in short-duration bonds, compared to those of the benchmark, contributed to performance.

What hurt performance during the six-month period ended April 30, 2019:

•	Having no dedicated position in real estate, which was up over 14% for the period, was a drag on performance compared to the benchmark.

•	Low-volatility equity exchange-traded funds (ETFs) within the emerging-markets sector underperformed their traditionally market cap-weighted counterparts during the period.

Outlook

The Fund maintains a neutral outlook on the markets. It aims at a specific retirement target date and is guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2019
Equity	92.0%
Fixed Income	8.0

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2019
iShares Core S&P Total US Stock Market ETF	32.4%
iShares Core MSCI EAFE ETF	11.1
Invesco S&P 500 Low Volatility ETF	10.7
iShares Edge MSCI Min Vol USA ETF	10.7
iShares Core U.S. Aggregate Bond ETF	6.9
Invesco S&P MidCap Low Volatility ETF	5.7
Invesco S&P International Developed Low Volatility ETF	5.6
iShares Edge MSCI Min Vol EAFE ETF	5.4
Invesco S&P SmallCap Low Volatility ETF	2.6
iShares Core MSCI Emerging Markets ETF	2.6
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

1290 RETIREMENT 2050 FUND (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class I
Actual	$1,000.00	$1,092.40	$2.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.20	2.63

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (91.5%)
Invesco S&P 500 Low Volatility ETF	6,770	$364,023
Invesco S&P Emerging Markets Low Volatility ETF	1,760	42,662
Invesco S&P International Developed Low Volatility ETF	5,720	189,332
Invesco S&P MidCap Low Volatility ETF	3,750	192,075
Invesco S&P SmallCap Low Volatility ETF	1,850	89,466
iShares Core MSCI EAFE ETF	6,050	378,488
iShares Core MSCI Emerging Markets ETF	1,690	89,300
iShares Core S&P Total US Stock Market ETF	16,470	1,101,843
iShares Edge MSCI Min Vol EAFE ETF	2,550	183,677
iShares Edge MSCI Min Vol Emerging Markets ETF	810	48,531
iShares Edge MSCI Min Vol USA ETF	6,030	362,282
SPDR SSGA US Small Cap Low Volatility Index ETF	900	84,697

Total Equity		3,126,376

Fixed Income (7.9%)
iShares Core U.S. Aggregate Bond ETF	2,150	233,468
iShares TIPS Bond ETF	330	37,396

Total Fixed Income		270,864

Total Investments in Securities (99.4%) (Cost $2,960,395)		3,397,240
Other Assets Less Liabilities (0.6%)		20,992

Net Assets (100%)		$3,418,232

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,397,240	$—	$—	$3,397,240

Total Assets	$3,397,240	$—	$—	$3,397,240

Total Liabilities	$—	$—	$—	$—

Total	$3,397,240	$—	$—	$3,397,240

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$151,512
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$77,070

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$436,984
Aggregate gross unrealized depreciation	(139)

Net unrealized appreciation	$436,845

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,960,395

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,960,395)	$3,397,240
Cash	25,608
Prepaid registration and filing fees	14,453
Receivable from investment adviser	6,814
Receivable for Fund shares sold	381
Other assets	1

Total assets	3,444,497

LIABILITIES
Accrued professional fees	23,131
Transfer agent fees payable	874
Trustees’ fees payable	84
Accrued expenses	2,176

Total liabilities	26,265

NET ASSETS	$3,418,232

Net assets were comprised of:
Paid in capital	$2,970,588
Total distributable earnings (loss)	447,644

Net assets	$3,418,232

Class I
Net asset value and redemption price per share, $3,418,232 / 291,891 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.71

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$36,517
Interest	188

Total income	36,705

EXPENSES
Professional fees	20,789
Registration and filing fees	10,964
Printing and mailing expenses	10,080
Investment advisory fees	7,803
Transfer agent fees	4,165
Administrative fees	2,341
Custodian fees	1,691
Trustees’ fees	152
Miscellaneous	2,084

Gross expenses	60,069
Less: Waiver from investment adviser	(10,144)
Reimbursement from investment adviser	(41,742)

Net expenses	8,183

NET INVESTMENT INCOME (LOSS)	28,522

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	6,188
Net change in unrealized appreciation (depreciation) on investments in securities	247,657

NET REALIZED AND UNREALIZED GAIN (LOSS)	253,845

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$282,367

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,522	$51,919
Net realized gain (loss)	6,188	12,718
Net change in unrealized appreciation (depreciation)	247,657	(26,033)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	282,367	38,604

Distributions to shareholders:
Class I	(70,591)	(47,252)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 15,373 and 29,754 shares, respectively ]	170,649	335,197
Capital shares issued in reinvestment of dividends [ 756 and 0# shares, respectively ]	8,091	2
Capital shares repurchased [ (3,787) and (214) shares, respectively ]	(40,280)	(2,461)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	138,460	332,738

TOTAL INCREASE (DECREASE) IN NET ASSETS	350,236	324,090
NET ASSETS:
Beginning of period	3,067,996	2,743,906

End of period	$3,418,232	$3,067,996

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$10.97		$10.98		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.20		0.11
Net realized and unrealized gain (loss)	0.89		(0.02)		0.87

Total from investment operations	0.99		0.18		0.98

Less distributions:
Dividends from net investment income	(0.20)		(0.18)		—
Distributions from net realized gains	(0.05)		(0.01)		—

Total dividends and distributions	(0.25)		(0.19)		—

Net asset value, end of period	$11.71		$10.97		$10.98

Total return (b)	9.24%		1.63%		9.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,418		$3,068		$2,744
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	3.85%		5.20%		5.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.83%		1.77%		1.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.50)%		(2.90)%		(3.20	)%(l)
Portfolio turnover rate (z)^	2%		2%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2055 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/19

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	9.38%	8.69%	9.93%
S&P Target Date 2055 Index	8.51	5.77	9.19

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratio for Class I shares was 5.28%. The net expense ratio for Class I shares was 0.65%. The net expense ratio reflects the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, the Fund’s holdings performed in line with the holdings within their major asset classes and market sectors.

Fund Highlights

The Fund’s Class I shares returned 9.38% for the six-month period ended April 30, 2019. The Fund’s benchmark, the S&P Target Date 2055 Index, rose 8.51%.

What helped performance during the six-month period ended April 30, 2019:

•	Exposure to low volatility holdings in domestic equities was the top contributor to performance, as it was beneficial for the Fund during the market correction in the fourth quarter of 2018.

•	Having no exposure to short-duration bonds, compared to the benchmark, contributed positively to relative performance.

What hurt performance during the six-month period ended April 30, 2019:

•	Having no dedicated position in real estate, which was up over 14% for the period, was a drag on performance compared to the benchmark.

•	Low-volatility equity exchange-traded funds (ETFs) within the emerging-markets sector underperformed their traditionally market cap-weighted counterparts during the period.

Outlook

The Fund maintains a neutral outlook on the markets. It aims at a specific retirement target date and is guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2019
Equity	96.8%
Fixed Income	3.2

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2019
iShares Core S&P Total US Stock Market ETF	34.2%
iShares Core MSCI EAFE ETF	11.8
iShares Edge MSCI Min Vol USA ETF	11.4
Invesco S&P 500 Low Volatility ETF	11.2
Invesco S&P International Developed Low Volatility ETF	5.9
Invesco S&P MidCap Low Volatility ETF	5.8
iShares Edge MSCI Min Vol EAFE ETF	5.7
SPDR SSGA US Small Cap Low Volatility Index ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.8
iShares Core U.S. Aggregate Bond ETF	2.7
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

1290 RETIREMENT 2055 FUND (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class I
Actual	$1,000.00	$1,093.80	$2.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.21	2.61

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (96.4%)
Invesco S&P 500 Low Volatility ETF	6,670	$358,646
Invesco S&P Emerging Markets Low Volatility ETF	1,700	41,208
Invesco S&P International Developed Low Volatility ETF	5,740	189,994
Invesco S&P MidCap Low Volatility ETF	3,630	185,928
Invesco S&P SmallCap Low Volatility ETF	1,690	81,728
iShares Core MSCI EAFE ETF	6,030	377,237
iShares Core MSCI Emerging Markets ETF	1,670	88,243
iShares Core S&P Total US Stock Market ETF	16,360	1,094,484
iShares Edge MSCI Min Vol EAFE ETF	2,550	183,676
iShares Edge MSCI Min Vol Emerging Markets ETF	710	42,540
iShares Edge MSCI Min Vol USA ETF	6,050	363,484
SPDR SSGA US Small Cap Low Volatility Index ETF	970	91,284

Total Equity		3,098,452

Fixed Income (3.2%)
iShares Core U.S. Aggregate Bond ETF	810	87,958
iShares TIPS Bond ETF	140	15,865

Total Fixed Income		103,823

Total Investments in Securities (99.6%) (Cost $2,750,315)		3,202,275
Other Assets Less Liabilities (0.4%)		13,700

Net Assets (100%)		$3,215,975

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,202,275	$—	$—	$3,202,275

Total Assets	$3,202,275	$—	$—	$3,202,275

Total Liabilities	$—	$—	$—	$—

Total	$3,202,275	$—	$—	$3,202,275

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$93,212
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$53,674

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$451,960
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$451,960

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,750,315

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,750,315)	$3,202,275
Cash	17,714
Prepaid registration and filing fees	14,443
Receivable from investment adviser	6,840
Receivable for Fund shares sold	692
Other assets	1

Total assets	3,241,965

LIABILITIES
Accrued professional fees	23,145
Transfer agent fees payable	574
Trustees’ fees payable	83
Accrued expenses	2,188

Total liabilities	25,990

NET ASSETS	$3,215,975

Net assets were comprised of:
Paid in capital	$2,757,034
Total distributable earnings (loss)	458,941

Net assets	$3,215,975

Class I
Net asset value and redemption price per share, $3,215,975 / 272,741 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.79

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$34,329
Interest	170

Total income	34,499

EXPENSES
Professional fees	20,709
Registration and filing fees	11,005
Printing and mailing expenses	10,028
Investment advisory fees	7,373
Transfer agent fees	4,067
Administrative fees	2,212
Custodian fees	1,691
Trustees’ fees	145
Miscellaneous	2,042

Gross expenses	59,272
Less: Waiver from investment adviser	(9,585)
Reimbursement from investment adviser	(42,009)

Net expenses	7,678

NET INVESTMENT INCOME (LOSS)	26,821

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	3,942
Net change in unrealized appreciation (depreciation) on investments in securities	241,297

NET REALIZED AND UNREALIZED GAIN (LOSS)	245,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$272,060

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,821	$49,960
Net realized gain (loss)	3,942	13,439
Net change in unrealized appreciation (depreciation)	241,297	(15,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	272,060	47,725

Distributions to shareholders:
Class I	(69,041)	(47,252)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 8,300 and 14,321 shares, respectively ]	93,465	163,155
Capital shares issued in reinvestment of dividends [ 376 and 0# shares, respectively ]	4,041	2
Capital shares repurchased [ (239) and (26) shares, respectively ]	(2,740)	(281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	94,766	162,876

TOTAL INCREASE (DECREASE) IN NET ASSETS	297,785	163,349
NET ASSETS:
Beginning of period	2,918,190	2,754,841

End of period	$3,215,975	$2,918,190

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$11.04		$11.02		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.20		0.11
Net realized and unrealized gain (loss)	0.91		0.01	†	0.91

Total from investment operations	1.01		0.21		1.02

Less distributions:
Dividends from net investment income	(0.21)		(0.18)		—
Distributions from net realized gains	(0.05)		(0.01)		—

Total dividends and distributions	(0.26)		(0.19)		—

Net asset value, end of period	$11.79		$11.04		$11.02

Total return (b)	9.38%		1.90%		10.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,216		$2,918		$2,755
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	4.02%		5.27%		5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.82%		1.73%		1.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.68)%		(3.02)%		(3.21	)%(l)
Portfolio turnover rate (z)^	2%		2%		1%
*	Commencement of Operations.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2060 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/19

	6 Months	1 Year	Since Incept.
Fund – Class I Shares*	9.53%	8.94%	10.15%
S&P Target Date 2060+ Index	8.56	5.95	9.34

* Date of inception 2/27/17. Returns for periods less than one year are not annualized. Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratio for Class I shares was 5.28%. The net expense ratio for Class I shares was 0.65%. The net expense ratio reflects the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, the Fund’s holdings performed in line with the holdings within their major asset classes and market sectors.

Fund Highlights

The Fund’s Class I shares returned 9.53% for the six-month period ended April 30, 2019. The Fund’s benchmark, the S&P Target Date 2060+ Index, rose 8.56%.

What helped performance during the six-month period ended April 30, 2019:

•	Exposure to low volatility holdings in domestic equities was the top contributor to performance, as it was beneficial for the Fund during the market correction in the fourth quarter of 2018.

•	Having no exposure to short-duration bonds, compared to the benchmark, contributed positively to relative performance.

What hurt performance during the six-month period ended April 30, 2019:

•	Having no dedicated position in real estate, which was up over 14% for the period, was a drag on performance compared to the benchmark.

•	Low-volatility equity exchange-traded funds (ETFs) within the emerging-markets sector underperformed their traditionally market cap-weighted counterparts during the period.

Outlook

The Fund maintains a neutral outlook on the markets. It aims at a specific retirement target date and is guided by a strategic risk-management discipline that automatically shifts the allocation to anticipate an investor’s risk tolerance at different stages of life.

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2019
Equity	100.0%

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2019
iShares Core S&P Total US Stock Market ETF	35.7%
iShares Core MSCI EAFE ETF	12.1
Invesco S&P 500 Low Volatility ETF	11.9
iShares Edge MSCI Min Vol USA ETF	11.8
Invesco S&P MidCap Low Volatility ETF	6.2
iShares Edge MSCI Min Vol EAFE ETF	6.0
Invesco S&P International Developed Low Volatility ETF	5.9
Invesco S&P SmallCap Low Volatility ETF	2.7
iShares Core MSCI Emerging Markets ETF	2.7
SPDR SSGA US Small Cap Low Volatility Index ETF	2.6
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

1290 RETIREMENT 2060 FUND (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class I
Actual	$1,000.00	$1,095.30	$2.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.60

*  Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (99.3%)
Invesco S&P 500 Low Volatility ETF	6,880	$369,938
Invesco S&P Emerging Markets Low Volatility ETF	1,580	38,299
Invesco S&P International Developed Low Volatility ETF	5,570	184,367
Invesco S&P MidCap Low Volatility ETF	3,740	191,563
Invesco S&P SmallCap Low Volatility ETF	1,710	82,696
iShares Core MSCI EAFE ETF	6,000	375,360
iShares Core MSCI Emerging Markets ETF	1,560	82,430

iShares Core S&P Total US Stock Market ETF	16,580	1,109,202
iShares Edge MSCI Min Vol EAFE ETF	2,580	185,837
iShares Edge MSCI Min Vol Emerging Markets ETF	650	38,945
iShares Edge MSCI Min Vol USA ETF	6,090	365,887
SPDR SSGA US Small Cap Low Volatility Index ETF	870	81,873

Total Investments in Securities (99.3%) (Cost $2,645,943)		3,106,397
Other Assets Less Liabilities (0.7%)		22,178

Net Assets (100%)		$3,128,575

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,106,397	$—	$—	$3,106,397

Total Assets	$3,106,397	$—	$—	$3,106,397

Total Liabilities	$—	$—	$—	$—

Total	$3,106,397	$—	$—	$3,106,397

The Fund held no derivatives contracts during the six months ended April 30, 2019.

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,471
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$52,690

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$460,454
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$460,454

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,645,943

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $2,645,943)	$3,106,397
Cash	19,215
Prepaid registration and filing fees	14,441
Receivable from investment adviser	14,235
Receivable for Fund shares sold	120
Other assets	1

Total assets	3,154,409

LIABILITIES
Accrued professional fees	23,153
Transfer agent fees payable	371
Trustees’ fees payable	82
Accrued expenses	2,228

Total liabilities	25,834

NET ASSETS	$3,128,575

Net assets were comprised of:
Paid in capital	$2,658,896
Total distributable earnings (loss)	469,679

Net assets	$3,128,575

Class I
Net asset value and redemption price per share, $3,128,575 / 264,078 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.85

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$33,567
Interest	138

Total income	33,705

EXPENSES
Professional fees	20,682
Registration and filing fees	10,958
Printing and mailing expenses	10,010
Investment advisory fees	7,230
Transfer agent fees	3,969
Administrative fees	2,169
Custodian fees	1,641
Trustees’ fees	142
Miscellaneous	2,043

Gross expenses	58,844
Less: Waiver from investment adviser	(9,399)
Reimbursement from investment adviser	(41,946)

Net expenses	7,499

NET INVESTMENT INCOME (LOSS)	26,206

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	5,741
Net change in unrealized appreciation (depreciation) on investments in securities	239,634

NET REALIZED AND UNREALIZED GAIN (LOSS)	245,375

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$271,581

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,206	$49,725
Net realized gain (loss)	5,741	11,078
Net change in unrealized appreciation (depreciation)	239,634	(8,835)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	271,581	51,968

Distributions to shareholders:
Class I	(65,105)	(47,502)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 6,063 and 9,241 shares, respectively ]	67,673	106,171
Capital shares issued in reinvestment of dividends [ 242 and 0# shares, respectively ]	2,604	2
Capital shares repurchased [ (1,313) and (164) shares, respectively ]	(15,031)	(1,908)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,246	104,265

TOTAL INCREASE (DECREASE) IN NET ASSETS	261,722	108,731
NET ASSETS:
Beginning of period	2,866,853	2,758,122

End of period	$3,128,575	$2,866,853

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		February 27, 2017* to October 31, 2017
Net asset value, beginning of period	$11.07		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.20		0.11
Net realized and unrealized gain (loss)	0.93		0.03		0.92

Total from investment operations	1.03		0.23		1.03

Less distributions:
Dividends from net investment income	(0.21)		(0.18)		—
Distributions from net realized gains	(0.04)		(0.01)		—

Total dividends and distributions	(0.25)		(0.19)		—

Net asset value, end of period	$11.85		$11.07		$11.03

Total return (b)	9.53%		2.09%		10.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,129		$2,867		$2,758
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	4.07%		5.27%		5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.81%		1.73%		1.52	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.74)%		(3.02)%		(3.21	)%(l)
Portfolio turnover rate (z)^	1%		2%		1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 SMARTBETA EQUITY FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	AXA Rosenberg Investment Management LLC

PERFORMANCE RESULTS

Total Returns as of 4/30/19

			6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge		9.82%	9.64%	7.90%
	with Sales Charge (a	)	3.81	3.65	6.55
Fund – Class I Shares*			10.00	9.91	8.16
Fund – Class R Shares*			9.73	9.37	7.63
Fund – Class T Shares*†	without Sales Charge		10.00	9.91	8.16
	with Sales Charge (b	)	7.25	7.16	7.54
MSCI World (Net) Index			8.83	6.48	7.57

*  Date of inception 11/12/14.

†  Class T Shares currently are not offered for sale.

(a)A 5.50% front-end sales charge was deducted.

(b)A 2.50% front-end sales charge was deducted.

    Returns for periods less than one year are not annualized

    Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

As of March 1, 2019, the gross expense ratios for Class A, I, R and T shares were 2.42%, 2.16%, 2.66% and 2.41%, respectively. The net expense ratios for Class A, I, R and T shares were 1.15%, 0.90%, 1.40% and 1.15%, respectively. The net expense ratios reflect the Adviser’s decision to contractually limit expenses through April 30, 2020. Fund Performance may also reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.

In addition, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — 1290 Asset Managers®

Against the backdrop of financial market volatility, ending with a substantial equity rally and a moderately higher bond market, notable impacts on the Fund included risk aversion, which returned to markets at the beginning of the period as rising geopolitical tensions and slowing global economic growth encouraged investors to shift into more defensive, less volatile parts of the market. This trend reversed and investors rotated into more cyclical sectors at the opening of the new calendar year.

Fund Highlights

The Fund’s Class I shares returned 10.00% for the six-month period ended April 30, 2019. The Fund’s benchmark, the MSCI World (Net) Index, rose 8.83%. The 1290 Smart Beta Equity Fund outperformed the benchmark, as the strategy exhibited defensiveness when the market fell at the beginning of the period, then kept pace with the market rally which followed

What helped performance during the six-month period ended April 30, 2019:

•

The Fund’s bias toward stocks exhibiting high-quality earnings was rewarded. For example, positions in stocks such as MSCI, Inc. and Starbucks Corp., which our proprietary measure of quality identified as having strong sustainable earnings growth, helped drive Fund return.

•	The Fund had a lower-than-benchmark exposure to the energy sector, which benefited performance over the period.

What hurt performance during the six-month period ended April 30, 2019:

•

Despite benefiting performance at the beginning of the period when markets fell, the Fund’s focus on stocks with lower volatility went unrewarded overall due to the rebound in equity markets in 2019. Lower-than-benchmark positions in higher-volatility companies such as Amazon.com, Inc. and Facebook, Inc. held back returns over the whole period.

•	The Fund’s lower-than-benchmark exposure to the information technology sector weighed on performance over the period, as Microsoft Corp. featured as the top stock detractor.

1290 SMARTBETA EQUITY FUND (Unaudited)

Sector Weightings as of April 30, 2019	% of Net Assets
Financials	18.5%
Industrials	15.7
Consumer Staples	14.1
Information Technology	11.2
Health Care	10.7
Consumer Discretionary	8.3
Communication Services	5.7
Utilities	5.5
Real Estate	4.3
Materials	2.6
Energy	2.2
Cash and Other	1.2

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 - 4/30/19
Class A
Actual	$1,000.00	$1,098.20	$5.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class I
Actual	1,000.00	1,100.00	4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class R
Actual	1,000.00	1,097.30	7.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.00
Class T**
Actual	1,000.00	1,100.00	4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*  Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.15%, 0.90%, 1.40% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

**  Class T shares currently are not offered for sale.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (5.7%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	4,237	$131,178
BCE, Inc.	1,200	53,690
Deutsche Telekom AG (Registered)	5,500	92,001
Elisa OYJ	600	25,458
Nippon Telegraph & Telephone Corp.	900	37,294
Singapore Telecommunications Ltd.	12,000	27,969
Swisscom AG (Registered)	120	55,905
Telenor ASA	1,900	38,143
Telia Co. AB	4,000	17,032
Verizon Communications, Inc.	2,900	165,851

		644,521

Entertainment (1.2%)
Walt Disney Co. (The)	1,800	246,546

Interactive Media & Services (0.2%)
Alphabet, Inc., Class A*	40	47,959

Media (0.3%)
Omnicom Group, Inc.	800	64,024

Wireless Telecommunication Services (0.9%)
KDDI Corp.	2,000	45,612
NTT DOCOMO, Inc.	2,700	58,426
Rogers Communications, Inc., Class B	1,700	85,590

		189,628

Total Communication Services		1,192,678

Consumer Discretionary (8.3%)
Auto Components (0.1%)
Bridgestone Corp.	600	23,732

Automobiles (0.3%)
Bayerische Motoren Werke AG	600	51,078
Suzuki Motor Corp.	300	13,640

		64,718

Hotels, Restaurants & Leisure (2.9%)
Compass Group plc	1,923	43,707
Darden Restaurants, Inc.	200	23,520
Domino’s Pizza, Inc.	100	27,058
Hilton Worldwide Holdings, Inc.	300	26,097
Marriott International, Inc., Class A	200	27,284
McDonald’s Corp.	1,100	217,327
Restaurant Brands International, Inc.	500	32,634
Starbucks Corp.	1,700	132,056
Yum! Brands, Inc.	700	73,073

		602,756

Multiline Retail (0.5%)
Dollar General Corp.	500	63,045
Target Corp.	500	38,710
Wesfarmers Ltd.	500	12,693

		114,448

Specialty Retail (3.3%)
AutoZone, Inc.*	100	102,831
Burlington Stores, Inc.*	100	16,891
Home Depot, Inc. (The)	900	183,330
Industria de Diseno Textil SA	2,000	60,499
Lowe’s Cos., Inc.	600	67,884
Nitori Holdings Co. Ltd.	100	11,895
O’Reilly Automotive, Inc.*	200	75,714
Ross Stores, Inc.	400	39,064
TJX Cos., Inc. (The)	2,400	131,712

		689,820

Textiles, Apparel & Luxury Goods (1.2%)
adidas AG	280	71,948
Gildan Activewear, Inc.	800	29,499
LVMH Moet Hennessy Louis Vuitton SE	200	78,299
VF Corp.	700	66,087

		245,833

Total Consumer Discretionary		1,741,307

Consumer Staples (14.1%)
Beverages (4.1%)
Brown-Forman Corp., Class B	500	26,645
Carlsberg A/S, Class B	200	25,834
Coca-Cola Co. (The)	5,100	250,206
Constellation Brands, Inc., Class A	200	42,334
Diageo plc	2,400	101,196
Heineken NV	800	86,354
Kirin Holdings Co. Ltd.	1,000	22,618
Monster Beverage Corp.*	500	29,800
PepsiCo, Inc.	1,800	230,490
Pernod Ricard SA	200	34,848
Suntory Beverage & Food Ltd.	500	21,994

		872,319

Food & Staples Retailing (2.7%)
Alimentation Couche-Tard, Inc., Class B	700	41,273
Costco Wholesale Corp.	600	147,318
George Weston Ltd.	500	37,333
Koninklijke Ahold Delhaize NV	800	19,255
Loblaw Cos. Ltd.	800	39,191
Metro, Inc.	1,400	50,683
Seven & i Holdings Co. Ltd.	900	31,178
Sysco Corp.	1,200	84,444
Walgreens Boots Alliance, Inc.	1,000	53,570
Walmart, Inc.	200	20,568
Woolworths Group Ltd.	2,200	49,396

		574,209

Food Products (2.9%)
Archer-Daniels-Midland Co.	800	35,680
General Mills, Inc.	1,600	82,352
Hershey Co. (The)	400	49,940
Hormel Foods Corp.	400	15,976
Kellogg Co.	900	54,270
McCormick & Co., Inc. (Non-Voting)	300	46,191
Mondelez International, Inc., Class A	3,300	167,805

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Mowi ASA	700	$15,164
Nestle SA (Registered)	1,400	134,717

		602,095

Household Products (2.5%)
Church & Dwight Co., Inc.	400	29,980
Clorox Co. (The)	300	47,919
Colgate-Palmolive Co.	1,800	131,022
Henkel AG & Co. KGaA (Preference) (q)	420	42,510
Procter & Gamble Co. (The)	2,500	266,200

		517,631

Personal Products (1.9%)
Beiersdorf AG	180	19,672
Estee Lauder Cos., Inc. (The), Class A	400	68,724
Kao Corp.	500	38,408
L’Oreal SA	270	74,224
Unilever NV (CVA)	2,000	121,043
Unilever plc	1,300	78,954

		401,025

Total Consumer Staples		2,967,279

Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Caltex Australia Ltd.	900	17,263
Chevron Corp.	200	24,012
Enagas SA	1,200	34,186
Eni SpA	1,400	23,896
Exxon Mobil Corp.	2,000	160,560
Galp Energia SGPS SA	3,000	50,371
Phillips 66	400	37,708
Snam SpA	6,000	30,532
TOTAL SA	1,400	77,798

Total Energy		456,326

Financials (18.5%)
Banks (7.4%)
Aozora Bank Ltd.	1,000	24,319
Bank Hapoalim BM	4,000	29,406
Bank Leumi Le-Israel BM	3,000	20,520
Bank of America Corp.	1,200	36,696
Bank of Montreal	1,100	86,887
Bank of Nova Scotia (The)	1,300	71,594
Bankinter SA	2,000	15,967
BB&T Corp.	800	40,960
Canadian Imperial Bank of Commerce	1,000	84,205
Citizens Financial Group, Inc.	600	21,720
Comerica, Inc.	200	15,718
Commonwealth Bank of Australia	1,200	63,039
DNB ASA*	900	17,280
Hang Seng Bank Ltd.	1,400	36,763
JPMorgan Chase & Co.	300	34,815
KBC Group NV	200	14,810
M&T Bank Corp.	200	34,014
Mizrahi Tefahot Bank Ltd.	1,800	38,917
National Australia Bank Ltd.	1,400	25,019
National Bank of Canada	1,400	66,692

Oversea-Chinese Banking Corp. Ltd.	3,000	26,689
PNC Financial Services Group, Inc. (The)	700	95,851
Royal Bank of Canada	2,300	183,303
Skandinaviska Enskilda Banken AB, Class A	6,000	57,251
SunTrust Banks, Inc.	700	45,836
Svenska Handelsbanken AB, Class A	4,000	43,655
Swedbank AB, Class A	2,600	42,174
Toronto-Dominion Bank (The)	2,900	165,424
United Overseas Bank Ltd.	1,000	20,462
US Bancorp	1,800	95,976

		1,555,962

Capital Markets (3.8%)
Ameriprise Financial, Inc.	300	44,031
ASX Ltd.	400	21,008
Bank of New York Mellon Corp. (The)	1,500	74,490
BlackRock, Inc.	200	97,048
Brookfield Asset Management, Inc., Class A	1,300	62,676
CME Group, Inc.	300	53,670
Deutsche Boerse AG	400	53,343
Hong Kong Exchanges & Clearing Ltd.	700	24,271
Intercontinental Exchange, Inc.	1,000	81,350
MSCI, Inc.	300	67,614
Nasdaq, Inc.	200	18,440
Northern Trust Corp.	400	39,420
S&P Global, Inc.	500	110,330
T. Rowe Price Group, Inc.	500	53,750

		801,441

Consumer Finance (0.5%)
Ally Financial, Inc.	800	23,768
American Express Co.	400	46,892
Discover Financial Services	400	32,596

		103,256

Insurance (6.8%)
Aflac, Inc.	1,600	80,608
Allianz SE (Registered)	500	120,460
Allstate Corp. (The)	1,100	108,966
American Financial Group, Inc.	400	41,412
Aon plc	500	90,070
Arch Capital Group Ltd.*	600	20,268
Cincinnati Financial Corp.	300	28,854
Hartford Financial Services Group, Inc. (The)	800	41,848
Intact Financial Corp.	500	40,908
Legal & General Group plc	8,000	29,022
Marsh & McLennan Cos., Inc.	1,300	122,577
Medibank Pvt Ltd.	8,700	17,541
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	330	82,539
Progressive Corp. (The)	1,600	125,040
Prudential Financial, Inc.	600	63,426

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Reinsurance Group of America, Inc.	100	$15,151
Sampo OYJ, Class A	1,600	73,146
Sun Life Financial, Inc.	2,500	103,866
Swiss Life Holding AG (Registered)*	100	47,019
Travelers Cos., Inc. (The)	400	57,500
Willis Towers Watson plc	300	55,302
Zurich Insurance Group AG	200	63,771

		1,429,294

Total Financials		3,889,953

Health Care (10.7%)
Biotechnology (0.4%)
AbbVie, Inc.	800	63,512
CSL Ltd.	200	27,996

		91,508

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	300	23,868
Baxter International, Inc.	800	61,040
Coloplast A/S, Class B	200	21,580
Danaher Corp.	500	66,220
Edwards Lifesciences Corp.*	200	35,214
Hoya Corp.	400	28,062
IDEXX Laboratories, Inc.*	200	46,400
Intuitive Surgical, Inc.*	100	51,063
Koninklijke Philips NV	600	25,549
Medtronic plc	1,900	168,739
Stryker Corp.	600	113,346

		641,081

Health Care Providers & Services (1.4%)
AmerisourceBergen Corp.	200	14,952
Anthem, Inc.	200	52,606
Fresenius Medical Care AG & Co. KGaA	200	16,815
HCA Healthcare, Inc.	400	50,892
UnitedHealth Group, Inc.	700	163,149

		298,414

Life Sciences Tools & Services (0.7%)
Mettler-Toledo International, Inc.*	100	74,526
Thermo Fisher Scientific, Inc.	300	83,235

		157,761

Pharmaceuticals (5.1%)
Astellas Pharma, Inc.	3,000	40,639
Eli Lilly & Co.	1,300	152,152
GlaxoSmithKline plc	2,000	41,034
Johnson & Johnson	1,200	169,440
Merck & Co., Inc.	1,900	149,549
Merck KGaA	200	21,284
Novo Nordisk A/S, Class B	1,100	53,791
Otsuka Holdings Co. Ltd.	400	14,252
Pfizer, Inc.	4,500	182,745
Roche Holding AG	420	110,714
Shionogi & Co. Ltd.	300	17,441
Takeda Pharmaceutical Co. Ltd.	500	18,457

Zoetis, Inc.	900	91,656

		1,063,154

Total Health Care		2,251,918

Industrials (15.7%)
Aerospace & Defense (3.5%)
Boeing Co. (The)	300	113,307
General Dynamics Corp.	500	89,360
Lockheed Martin Corp.	400	133,332
MTU Aero Engines AG	100	23,520
Northrop Grumman Corp.	400	115,964
Raytheon Co.	600	106,554
Safran SA	400	58,278
Thales SA	200	23,879
United Technologies Corp.	500	71,305

		735,499

Air Freight & Logistics (0.9%)
Expeditors International of Washington, Inc.	800	63,536
FedEx Corp.	100	18,946
United Parcel Service, Inc., Class B	900	95,598

		178,080

Building Products (0.8%)
Allegion plc	200	19,846
Assa Abloy AB, Class B	1,200	25,599
Daikin Industries Ltd.	200	25,315
Geberit AG (Registered)	140	58,710
Johnson Controls International plc	500	18,750
Lennox International, Inc.	100	27,145

		175,365

Commercial Services & Supplies (1.3%)
Brambles Ltd.	5,100	43,323
Cintas Corp.	200	43,428
Copart, Inc.*	300	20,196
Dai Nippon Printing Co. Ltd.	1,000	23,637
Republic Services, Inc.	400	33,128
Secom Co. Ltd.	300	25,148
Waste Management, Inc.	800	85,872

		274,732

Construction & Engineering (0.5%)
HOCHTIEF AG	120	17,901
Obayashi Corp.	2,000	19,552
Vinci SA	500	50,483
WSP Global, Inc.	400	21,599

		109,535

Electrical Equipment (0.5%)
Emerson Electric Co.	300	21,297
Legrand SA	300	22,046
Mitsubishi Electric Corp.	2,000	28,404
Rockwell Automation, Inc.	200	36,142

		107,889

Industrial Conglomerates (1.5%)
3M Co.	700	132,657
Honeywell International, Inc.	600	104,178

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Roper Technologies, Inc.	200	$71,940

		308,775

Machinery (2.1%)
ANDRITZ AG	300	14,300
Atlas Copco AB, Class A	1,500	46,625
Caterpillar, Inc.	500	69,710
Cummins, Inc.	100	16,629
Epiroc AB, Class A*	2,000	20,680
Hoshizaki Corp.	300	19,390
Illinois Tool Works, Inc.	500	77,815
Ingersoll-Rand plc	500	61,305
Kone OYJ, Class B	600	32,881
PACCAR, Inc.	500	35,835
Sandvik AB	2,000	36,990

		432,160

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	180	26,153

Professional Services (1.2%)
Recruit Holdings Co. Ltd.	800	23,908
SGS SA (Registered)	17	44,863
Thomson Reuters Corp.	400	24,719
TransUnion	300	20,895
Verisk Analytics, Inc.	400	56,456
Wolters Kluwer NV	1,000	69,741

		240,582

Road & Rail (1.8%)
Canadian National Railway Co.	1,000	92,886
Canadian Pacific Railway Ltd.	100	22,406
DSV A/S	300	27,718
East Japan Railway Co.	300	28,183
Hankyu Hanshin Holdings, Inc.	1,000	37,255
Kintetsu Group Holdings Co. Ltd.	1,000	44,302
MTR Corp. Ltd.	4,000	23,812
Odakyu Electric Railway Co. Ltd.	2,000	46,932
Union Pacific Corp.	300	53,112

		376,606

Trading Companies & Distributors (1.2%)
Brenntag AG	400	21,562
Bunzl plc	600	18,066
Fastenal Co.	500	35,275
Ferguson plc	473	33,553
ITOCHU Corp.	1,500	26,931
Marubeni Corp.	3,000	21,413
Mitsubishi Corp.	1,200	32,921
Mitsui & Co. Ltd.	1,900	30,599
Sumitomo Corp.	2,300	32,819

		253,139

Transportation Infrastructure (0.3%)
Aena SME SA (m)	270	50,073
Sydney Airport	4,000	21,487

		71,560

Total Industrials		3,290,075

Information Technology (11.2%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	1,100	61,545
F5 Networks, Inc.*	100	15,690

		77,235

Electronic Equipment, Instruments & Components (1.3%)
Amphenol Corp., Class A	600	59,736
Hamamatsu Photonics KK	500	20,221
Hexagon AB, Class B	300	16,363
Hitachi Ltd.	600	19,870
Keyence Corp.	100	62,049
Kyocera Corp.	400	25,818
TE Connectivity Ltd.	700	66,955

		271,012

IT Services (4.4%)
Accenture plc, Class A	800	146,136
Amadeus IT Group SA	700	55,681
Automatic Data Processing, Inc.	900	147,951
Broadridge Financial Solutions, Inc.	200	23,626
CGI, Inc.*	600	43,187
Cognizant Technology Solutions Corp., Class A	800	58,368
Fidelity National Information Services, Inc.	500	57,965
Jack Henry & Associates, Inc.	300	44,718
Mastercard, Inc., Class A	500	127,120
Paychex, Inc.	600	50,586
Visa, Inc., Class A	1,100	180,873

		936,211

Semiconductors & Semiconductor Equipment (1.2%)
ASML Holding NV	240	49,944
Infineon Technologies AG	1,000	23,582
Intel Corp.	900	45,936
Texas Instruments, Inc.	1,100	129,613

		249,075

Software (2.7%)
Adobe, Inc.*	400	115,700
ANSYS, Inc.*	100	19,580
Cadence Design Systems, Inc.*	400	27,752
Citrix Systems, Inc.	200	20,192
Intuit, Inc.	400	100,424
Microsoft Corp.	500	65,300
Oracle Corp.	1,100	60,863
SAP SE	1,100	141,364
VMware, Inc., Class A	100	20,413

		571,588

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	700	140,469
Canon, Inc.	1,300	36,049
FUJIFILM Holdings Corp.	700	32,576
HP, Inc.	1,900	37,905

		246,999

Total Information Technology		2,352,120

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (2.6%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	300	$61,737
Asahi Kasei Corp.	2,000	20,522
Chr Hansen Holding A/S	200	20,402
Ecolab, Inc.	600	110,448
EMS-Chemie Holding AG (Registered)	60	36,331
Givaudan SA (Registered)	15	38,849
Koninklijke DSM NV	306	34,956
Novozymes A/S, Class B	400	18,641
PPG Industries, Inc.	500	58,750
Shin-Etsu Chemical Co. Ltd.	300	28,089
Symrise AG	300	28,836

		457,561

Containers & Packaging (0.3%)
Amcor Ltd.	1,800	20,341
Ball Corp.	800	47,952

		68,293

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	600	16,898

Total Materials		542,752

Real Estate (4.3%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
Alexandria Real Estate Equities, Inc. (REIT)	300	42,717
Ascendas REIT (REIT)	12,000	26,469
AvalonBay Communities, Inc. (REIT)	500	100,465
Dexus (REIT)	4,200	37,010
Equity Residential (REIT)	900	68,778
Essex Property Trust, Inc. (REIT)	100	28,250
Goodman Group (REIT)	3,500	32,470
GPT Group (The) (REIT)	10,900	44,029
H&R REIT (REIT)	1,400	23,920
Japan Retail Fund Investment Corp. (REIT)	9	17,209
Link REIT (REIT)	2,000	23,328
Mirvac Group (REIT)	13,600	27,132
Public Storage (REIT)	300	66,354
Regency Centers Corp. (REIT)	300	20,151
Simon Property Group, Inc. (REIT)	600	104,220
Stockland (REIT)	11,900	31,626
Unibail-Rodamco-Westfield (REIT)	160	27,502
Vornado Realty Trust (REIT)	200	13,828
Welltower, Inc. (REIT)	300	22,359

		757,817

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	600	31,242
Daiwa House Industry Co. Ltd.	1,000	27,928
First Capital Realty, Inc.	2,200	35,060
Mitsubishi Estate Co. Ltd.	1,000	16,836
Mitsui Fudosan Co. Ltd.	1,000	23,044

		134,110

Total Real Estate		891,927

Utilities (5.5%)
Electric Utilities (2.2%)
American Electric Power Co., Inc.	400	34,220
Chubu Electric Power Co., Inc.	3,100	44,972
CLP Holdings Ltd.	2,000	22,677
Enel SpA	12,000	75,896
Eversource Energy	900	64,494
Iberdrola SA	14,000	127,158
Red Electrica Corp. SA	2,000	41,466
Terna Rete Elettrica Nazionale SpA	8,000	47,897

		458,780

Gas Utilities (0.8%)
Atmos Energy Corp.	500	51,170
Hong Kong & China Gas Co. Ltd.	15,730	37,537
Tokyo Gas Co. Ltd.	2,000	50,756
UGI Corp.	300	16,353

		155,816

Multi-Utilities (2.0%)
CenterPoint Energy, Inc.	2,200	68,200
CMS Energy Corp.	1,200	66,660
Consolidated Edison, Inc.	900	77,544
E.ON SE	4,000	42,926
National Grid plc	1,400	15,263
Public Service Enterprise Group, Inc.	1,300	77,545
Sempra Energy	600	76,770

		424,908

Water Utilities (0.5%)
American Water Works Co., Inc.	700	75,733
Severn Trent plc	1,200	31,859

		107,592

Total Utilities		1,147,096

Total Investments in Securities (98.8%) (Cost $17,678,586)		20,723,431
Other Assets Less Liabilities (1.2%)		258,478

Net Assets (100%)		$20,981,909

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2019, the market value of these securities amounted to $50,073 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CVA	— Dutch Certification

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	2.3%
Austria	0.1
Belgium	0.1
Canada	7.2
Denmark	0.8
Finland	0.7
France	2.1
Germany	4.2
Hong Kong	0.8
Israel	0.4
Italy	0.9
Japan	6.4
Netherlands	1.4
Norway	0.3
Portugal	0.2
Singapore	0.5
Spain	1.8
Sweden	1.5
Switzerland	2.9
United Kingdom	2.3
United States	61.9
Cash and Other	1.2

100.0%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$794,838	$397,840	$—	$1,192,678
Consumer Discretionary	1,373,816	367,491	—	1,741,307
Consumer Staples	2,049,914	917,365	—	2,967,279
Energy	222,280	234,046	—	456,326
Financials	2,881,562	1,008,391	—	3,889,953
Health Care	1,814,304	437,614	—	2,251,918
Industrials	2,011,123	1,278,952	—	3,290,075
Information Technology	1,868,603	483,517	—	2,352,120
Materials	278,887	263,865	—	542,752
Real Estate	557,344	334,583	—	891,927
Utilities	608,689	538,407	—	1,147,096

Total Assets	$14,461,360	$6,262,071	$—	$20,723,431

Total Liabilities	$—	$—	$—	$—

Total	$14,461,360	$6,262,071	$—	$20,723,431

The Fund held no derivatives contracts during the six months ended April 30, 2019.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2019 (Unaudited)

Investment security transactions for the six months ended April 30, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,722,000
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,246,869

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,390,240
Aggregate gross unrealized depreciation	(360,753)

Net unrealized appreciation	$3,029,487

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,693,944

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $17,678,586)	$20,723,431
Cash	156,769
Foreign cash (Cost $77,307)	76,655
Dividends, interest and other receivables	52,140
Prepaid registration and filing fees	24,047
Receivable for Fund shares sold	10,890
Receivable from investment adviser	4,723
Other assets	103

Total assets	21,048,758

LIABILITIES
Payable for Fund shares redeemed	26,410
Transfer agent fees payable	3,902
Distribution fees payable – Class A	259
Trustees’ fees payable	232
Distribution fees payable – Class R	58
Accrued expenses	35,988

Total liabilities	66,849

NET ASSETS	$20,981,909

Net assets were comprised of:
Paid in capital	$17,650,075
Total distributable earnings (loss)	3,331,834

Net assets	$20,981,909

Class A
Net asset value and redemption price per share, $1,303,839 / 103,068 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.65
Maximum sales charge (5.50% of offering price)	0.74

Maximum offering price per share	$13.39

Class I
Net asset value and redemption price per share, $19,403,616 / 1,532,444 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.66

Class R
Net asset value and redemption price per share, $143,652 / 11,368 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.64

Class T**
Net asset value and redemption price per share, $130,802 / 10,332 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.66
Maximum sales charge (2.50% of offering price)	0.32

Maximum offering price per share	$12.98

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,826 foreign withholding tax)	$239,683
Interest	1,409

Total income	241,092

EXPENSES
Investment advisory fees	64,094
Professional fees	33,395
Transfer agent fees	23,188
Registration and filing fees	22,799
Printing and mailing expenses	14,919
Administrative fees	13,735
Custodian fees	9,917
Distribution fees – Class A	1,360
Trustees’ fees	885
Distribution fees – Class R	335
Distribution fees – Class T**	153
Miscellaneous	9,779

Gross expenses	194,559
Less: Waiver from investment adviser	(77,829)
Waiver from distributor	(153)
Reimbursement from investment adviser	(32,455)

Net expenses	84,122

NET INVESTMENT INCOME (LOSS)	156,970

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	199,850
Foreign currency transactions	101

Net realized gain (loss)	199,951

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,452,233
Foreign currency translations	(438)

Net change in unrealized appreciation (depreciation)	1,451,795

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,651,746

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,808,716

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$156,970	$239,589
Net realized gain (loss)	199,951	636,892
Net change in unrealized appreciation (depreciation)	1,451,795	(657,820)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,808,716	218,661

Distributions to shareholders:
Class A	(49,479)	(16,661)
Class I	(823,783)	(426,857)
Class R	(6,108)	(3,515)
Class T**	(6,200)	(3,823)

Total distributions to shareholders	(885,570)	(450,856)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 28,497 and 51,694 shares, respectively ]	347,285	633,484
Capital shares issued in reinvestment of dividends [ 3,763 and 1,060 shares, respectively ]	43,270	12,925
Capital shares repurchased [ (22,064) and (15,913) shares, respectively ]	(260,536)	(196,268)

Total Class A transactions	130,019	450,141

Class I
Capital shares sold [ 193,559 and 218,679 shares, respectively ]	2,326,320	2,716,062
Capital shares issued in reinvestment of dividends [ 21,002 and 5,562 shares, respectively ]	241,529	67,799
Capital shares repurchased [ (30,922) and (30,974) shares, respectively ]	(363,887)	(385,697)

Total Class I transactions	2,203,962	2,398,164

Class R
Capital shares sold [ 40 and 72 shares, respectively ]	485	888
Capital shares issued in reinvestment of dividends [ 25 and 12 shares, respectively ]	283	139
Capital shares repurchased [ (1) and (3) shares, respectively ]	(14)	(31)

Total Class R transactions	754	996

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,334,735	2,849,301

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,257,881	2,617,106
NET ASSETS:
Beginning of period	17,724,028	15,106,922

End of period	$20,981,909	$17,724,028

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,				November 12, 2014* to October 31, 2015
Class A		2018	2017	2016
Net asset value, beginning of period	$12.09	$12.23	$10.25	$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.15	0.13	0.12	##	0.11
Net realized and unrealized gain (loss)	1.04	0.06 †	1.96	0.04		0.16

Total from investment operations	1.13	0.21	2.09	0.16		0.27

Less distributions:
Dividends from net investment income	(0.14)	(0.15)	(0.11)	(0.15)		(0.03)
Distributions from net realized gains	(0.43)	(0.20)	—	—		—

Total dividends and distributions	(0.57)	(0.35)	(0.11)	(0.15)		(0.03)

Net asset value, end of period	$12.65	$12.09	$12.23	$10.25		$10.24

Total return (b)	9.82%	1.64%	20.58%	1.58%		2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,304	$1,123	$685	$269		$3,111
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.15%	1.20%	1.35%		1.35%
Before waivers and reimbursements (a)(f)	2.35%	2.42%	2.77%	2.76%		4.21%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.47%	1.21%	1.17%	1.23	%(aa)	1.14	%(l)
Before waivers and reimbursements (a)(f)	0.27%	(0.06)%	(0.41)%	(0.18	)%(aa)	(1.73	)%(l)
Portfolio turnover rate (z)^	18%	49%	41%	27%		29%

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,				November 12, 2014* to October 31, 2015
Class I		2018	2017	2016
Net asset value, beginning of period	$12.11	$12.25	$10.27	$10.26		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.18	0.17	0.15	##	0.14
Net realized and unrealized gain (loss)	1.05	0.06 †	1.95	0.03		0.15

Total from investment operations	1.15	0.24	2.12	0.18		0.29

Less distributions:
Dividends from net investment income	(0.17)	(0.18)	(0.14)	(0.17)		(0.03)
Distributions from net realized gains	(0.43)	(0.20)	—	—		—

Total dividends and distributions	(0.60)	(0.38)	(0.14)	(0.17)		(0.03)

Net asset value, end of period	$12.66	$12.11	$12.25	$10.27		$10.26

Total return (b)	10.00%	1.86%	20.85%	1.84%		2.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,404	$16,340	$14,158	$10,838		$3,218
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.96%	1.10%		1.10%
Before waivers and reimbursements (a)(f)	2.10%	2.16%	2.49%	2.51%		3.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.73%	1.47%	1.48%	1.44	%(bb)	1.38	%(l)
Before waivers and reimbursements (a)(f)	0.53%	0.21%	(0.05)%	0.04	%(bb)	(1.48	)%(l)
Portfolio turnover rate (z)^	18%	49%	41%	27%		29%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,				November 12, 2014* to October 31, 2015
Class R		2018	2017	2016
Net asset value, beginning of period	$12.06	$12.20	$10.23	$10.22		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.12	0.11	0.10	##	0.09
Net realized and unrealized gain (loss)	1.05	0.06 †	1.94	0.03		0.16

Total from investment operations	1.12	0.18	2.05	0.13		0.25

Less distributions:
Dividends from net investment income	(0.11)	(0.12)	(0.08)	(0.12)		(0.03)
Distributions from net realized gains	(0.43)	(0.20)	—	—		—

Total dividends and distributions	(0.54)	(0.32)	(0.08)	(0.12)		(0.03)

Net asset value, end of period	$12.64	$12.06	$12.20	$10.23		$10.22

Total return (b)	9.73%	1.39%	20.21%	1.32%		2.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$144	$136	$137	$115		$3,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.40%	1.40%	1.46%	1.60%		1.60%
Before waivers and reimbursements (a)(f)	2.61%	2.66%	2.98%	3.01%		4.46%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.21%	0.98%	0.98%	0.98	%(cc)	0.89	%(l)
Before waivers and reimbursements (a)(f)	— %‡‡	(0.29)%	(0.54)%	(0.43	)%(cc)	(1.98	)%(l)
Portfolio turnover rate (z)^	18%	49%	41%	27%		29%

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,				November 12, 2014* to October 31, 2015
Class T**		2018	2017	2016
Net asset value, beginning of period	$12.11	$12.25	$10.27	$10.26		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.18	0.17	0.15	##	0.14
Net realized and unrealized gain (loss)	1.05	0.06 †	1.95	0.03		0.15

Total from investment operations	1.15	0.24	2.12	0.18		0.29

Less distributions:
Dividends from net investment income	(0.17)	(0.18)	(0.14)	(0.17)		(0.03)
Distributions from net realized gains	(0.43)	(0.20)	—	—		—

Total dividends and distributions	(0.60)	(0.38)	(0.14)	(0.17)		(0.03)

Net asset value, end of period	$12.66	$12.11	$12.25	$10.27		$10.26

Total return (b)	10.00%	1.86%	20.85%	1.84%		2.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$131	$125	$127	$106		$1,029
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.96%	1.10%		1.10%
Before waivers and reimbursements (a)(f)	2.36%	2.41%	2.96%	3.51%		4.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.71%	1.47%	1.48%	1.48	%(dd)	1.39	%(l)
Before waivers and reimbursements (a)(f)	0.25%	(0.04)%	(0.52)%	(0.93	)%(dd)	(2.48	)%(l)
Portfolio turnover rate (z)^	18%	49%	41%	27%		29%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

‡‡	Amount is less than 0.005%.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08, $0.11, $0.06 and $0.11 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class A would be 0.85% for income after waivers and reimbursements and (0.56)% before waivers and reimbursements.

(bb)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class I would be 1.07% for income after waivers and reimbursements and (0.34)% before waivers and reimbursements.

(cc)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class R would be 0.61% for income after waivers and reimbursements and (0.80)% before waivers and reimbursements.

(dd)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class T would be 1.11% for income after waivers and reimbursements and (1.30)% before waivers and reimbursements.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited)

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eighteen diversified funds in operation (each, a “Fund” and collectively, the “Funds”). The investment adviser to each Fund is AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers® (“1290 Asset Managers” or “FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On June 8, 2018 and June 13, 2018, FMG LLC redeemed capital out of the 1290 Diversified Bond Fund in the amount of $20,000,000 and $19,591,184, respectively, for Class I shares. On June 8, 2018 and June 13, 2018, FMG LLC contributed capital into the 1290 GAMCO Small/Mid Cap Value Fund in the amount of $20,000,000 and $19,591,184, respectively, for Class I shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and the 1290 Retirement 2060 Fund (each, a “1290 Retirement Fund” and together, the “1290 Retirement Funds”) as well as 1290 Multi-Alternative Strategies Fund and 1290 Low Volatility Global Equity Fund are types of mutual funds often described as “fund-of-funds.” These Funds pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”). The underlying funds’ financial statements are publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The Trust has authorized four classes of shares, Class A, Class I, Class R and Class T on behalf of each of the eighteen Funds. Class T shares are currently not offered for sale. Additionally, 1290 Low Volatility Global Equity Fund and each 1290 Retirement Fund currently only offer Class I shares for sale.

The Class A, Class R and Class T shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all four classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Convertible Securities Fund, 1290 Diversified Bond Fund and 1290 High Yield Bond Fund, and up to 5.50% for 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 Global Talents Fund, 1290 Low Volatility Global Equity Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and each 1290 Retirement Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase. Class T shares are subject to a maximum front-end sales charge of up to 2.50%.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2019 (Unaudited)

The investment objectives of each Fund are as follows:

1290 Convertible Securities Fund (sub-advised by Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

1290 Diversified Bond Fund (sub-advised by Brandywine Global Investment Management, LLC (“Brandywine Global”)) — Seeks to maximize total return consisting of income and capital appreciation.

1290 DoubleLine Dynamic Allocation Fund (sub-advised by DoubleLine Capital LP) — Seeks to achieve total return from long-term capital appreciation and income.

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management Inc.) — Seeks to maximize capital appreciation.

1290 Global Talents Fund (sub-advised by AXA Investment Managers, Inc. (“AXA IM”), an affiliate of 1290 Asset Managers) — Seeks to provide long-term capital growth.

1290 High Yield Bond Fund (sub-advised by AXA IM) — Seeks to maximize current income.

1290 Low Volatility Global Equity Fund — Seeks long-term capital appreciation while managing portfolio volatility.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 Retirement 2020 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2025 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2030 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2035 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2040 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2045 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2050 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2055 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2060 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 SmartBeta Equity Fund (sub-advised by AXA Rosenberg Investment Management LLC, an affiliate of 1290 Asset Managers) — Seeks to achieve long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2019 (Unaudited)

Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. (“ASU”) 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Funds will adopt and apply ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-08, as of November 1, 2019, for each Fund with in-scope securities, the amortized cost basis of investments will be reduced and unrealized appreciation of investments will be increased, but there will be no impact on net assets or overall results from operations.
The Securities Exchange Commission (“SEC”) adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the Funds’ financial statements for the six months ended April 30, 2019.

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements under U.S. GAAP. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU and delay adoption of the new disclosures until their effective date. As such, the Funds have early adopted the eliminated and modified disclosures, as permitted by this ASU.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

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Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the NAV of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Centrally cleared swaps are priced using the value determined by the central counterparty (“CCP”) at the end of the day. If the CCP price is unavailable, a price provided by an approved pricing service will be used.

Swaptions are marked-to-market daily based upon values from third party vendors.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

During the six months ended April 30, 2019, certain Funds held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Fund, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Fund reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the

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impact of these positions on the Funds’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Fund.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the NAVs of each of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of April 30, 2019, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade

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information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. At April 30, 2019, none of the Funds applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class-specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

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The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal, State and local income tax provisions are required.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2018, the Funds did not incur any interest or penalties. Each of the tax years in the four year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Funds (1290 Convertible Securities Fund, 1290 Diversified Bond Fund and 1290 High Yield Bond Fund declare and distribute monthly). Dividends to shareholders of a Fund to which such gains are attributable from net realized short-term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. The tax character of distributions for the years ended October 31, 2018 and October 31, 2017 and the tax composition of undistributed ordinary income and undistributed long term gains at October 31, 2018 are presented in the following table. For the Funds, the cumulative timing differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to wash sale loss deferrals (1290 GAMCO Small/Mid Cap Value and 1290 Retirement 2020), capital loss carryover (1290 Diversified Bond and 1290 High Yield Bond), distribution payable (1290 Convertible Securities, 1290 Diversified Bond and 1290 High Yield Bond), investments in contingent preferred debt (1290 Convertible Securities), investments in partnerships (1290 Multi-Alternative Strategies), mark to market of forward foreign currency contracts, mark to market of futures contracts, investments in notional principal contracts and straddle loss deferral (1290 Diversified Bond), deemed dividends on convertible debt (1290 Convertible Securities) and investments in PFICs (1290 SmartBeta Equity).

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	Year Ended October 31, 2018		As of October 31, 2018		Year Ended October 31, 2017
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Convertible Securities	$550,306	$245,075	$311,192	$830,949	$551,719	$—
1290 Diversified Bond	2,638,391	—	—	—	1,465,166	—
1290 DoubleLine Dynamic Allocation	1,554,308	2,764,419	884,897	1,620,494	1,429,740	1,542
1290 GAMCO Small/Mid Cap Value	369,101	242,379	928,062	212,068	85,954	59,267
1290 Global Talents	33,488	—	19,412	1,258,680	91,424	—
1290 High Yield Bond	1,818,704	—	20,260	—	1,657,498	—
1290 Low Volatility Global Equity	59,429	—	50,310	3,630	—	—
1290 Multi-Alternative Strategies	38,183	69,201	153,289	21,640	77,890	6,435
1290 Retirement 2020	49,252	250	73,490	21,123	—	—
1290 Retirement 2025	49,002	—	96,153	13,958	—	—
1290 Retirement 2030	46,752	—	52,536	2,706	—	—
1290 Retirement 2035	46,752	—	64,183	764	—	—
1290 Retirement 2040	47,002	—	45,285	802	—	—
1290 Retirement 2045	47,142	—	48,781	854	—	—
1290 Retirement 2050	47,252	—	45,789	891	—	—
1290 Retirement 2055	47,252	—	44,313	946	—	—
1290 Retirement 2060	47,502	—	41,322	1,061	—	—
1290 SmartBeta Equity	290,538	160,318	202,861	629,306	151,006	—

The following Fund had a Return of Capital during the year ended October 31, 2018:

Funds:	Return of Capital
1290 Diversified Bond	$174,948

Additionally, the following Fund had a Return of Capital during the year ended October 31, 2017:

Funds:	Return of Capital
1290 High Yield Bond	$17,878

Net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The following Funds have capital losses incurred that will be carried forward as follows:

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 Diversified Bond	$495,097	$121,748	$24,831	$—
1290 Global Talents	75,121	—	—	—
1290 High Yield Bond	—	—	751,083	1,653,226

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though

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the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy, or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the

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anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

The Funds may be exposed to foreign currency risks associated with Fund investments. Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Funds. The Funds may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a clearing counterparty, registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. There is potential for swaps to be illiquid. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statement of Operations.

The 1290 DoubleLine Dynamic Allocation Fund entered into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in

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return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Currency swaps involve the exchange by one party with another party of a series of payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund may enter into currency swaps that involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), the Fund may value the credit default swap at its notional amount in

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applying certain of the Fund’s investment policies and restrictions, but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Collateral:

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Fund is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund; securities pledged by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Securities received as collateral by counterparties are not included in the Fund’s assets because the Fund does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Fund may be held in a segregated account at the respective counterparty or Fund’s custodian.

Market and Credit Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, forward commitments and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Fund generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Fund generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of April 30, 2019, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Fund is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2019 (Unaudited)

interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

Forward commitments and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Because certain Funds invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Funds indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a Fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Fund to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2019 (Unaudited)

objective. With respect to the Fund’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser supervises the investment program for each Fund in accordance with each Fund’s investment objectives, policies and restrictions. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Management Fees
1290 Retirement 2020	0.500% of average daily net assets
1290 Retirement 2025	0.500% of average daily net assets
1290 Retirement 2030	0.500% of average daily net assets
1290 Retirement 2035	0.500% of average daily net assets
1290 Retirement 2040	0.500% of average daily net assets
1290 Retirement 2045	0.500% of average daily net assets
1290 Retirement 2050	0.500% of average daily net assets
1290 Retirement 2055	0.500% of average daily net assets
1290 Retirement 2060	0.500% of average daily net assets

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 DoubleLine Dynamic Allocation	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 Global Talents	0.800	0.750	0.725	0.700	0.675
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Low Volatility Global Equity	0.500%	0.490%	0.480%	0.470%
1290 Multi-Alternative Strategies	0.500	0.490	0.480	0.470

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2019 (Unaudited)

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Convertible Securities	0.700%	0.680%	0.660%
1290 Diversified Bond	0.600	0.580	0.560
1290 High Yield Bond	0.600	0.580	0.560

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

In addition to the advisory fee, each Fund pays the Administrator its proportionate share of an asset-based administration fee, which is equal to an annual rate of the greater of 0.15% of each Fund’s average daily net assets, or $30,000 per Fund (or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable). The Administrator has contracted with the Sub- Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I, Class R and Class T shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A, Class R and Class T shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50
Class T*	0.25

*	The Distribution Fees for Class T shares are currently being waived. This waiver is voluntary and could be eliminated at any time.

The Trust, on behalf of the Funds, has entered into a Transfer Agency and Service Agreement (the “Transfer Agency Agreement”) with DST Asset Manager Solutions, Inc. (“DST”), formerly known as Boston Financial Data Services. Pursuant to the Transfer Agency Agreement, DST is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, DST receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

The Trust, on behalf of the Funds, has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2019 (Unaudited)

payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Funds maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Trust, on behalf of the Funds, has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with 1290 Asset Managers whereby 1290 Asset Managers has contractually agreed to waive fees and/or reduce its fees to the extent that the aggregate expenses incurred by a Fund in any fiscal year, including but not limited to organizational offering costs, and investment advisory fees and administration fees of the Adviser (but excluding interest, taxes, brokerage commissions, dividend and expenses on securities sold short, fees and expenses of other investment companies in which a Fund invests (except as noted in the table below), other expenditures that are capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) (“Fund Operating Expenses”), exceed the Maximum Annual Operating Expense Limit of:

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 Convertible Securities	1.00%
1290 Diversified Bond	0.50
1290 DoubleLine Dynamic Allocation*	0.95
1290 GAMCO Small/Mid Cap Value*	1.00
1290 Global Talents	1.00
1290 High Yield Bond	0.75
1290 Low Volatility Global Equity*	0.65
1290 Multi-Alternative Strategies*	1.40
1290 Retirement 2020*	0.65
1290 Retirement 2025*	0.65
1290 Retirement 2030*	0.65
1290 Retirement 2035*	0.65
1290 Retirement 2040*	0.65
1290 Retirement 2045*	0.65
1290 Retirement 2050*	0.65
1290 Retirement 2055*	0.65
1290 Retirement 2060*	0.65
1290 SmartBeta Equity	0.90

*	Includes fees and expenses of other investment companies in which the Fund invests.

Prior to January 1, 2019 the expense limitation was as follows:

Total Expense Limited For All Share Classes to (% of daily net assets)
Funds:
1290 Convertible Securities	1.05%
1290 DoubleLine Dynamic Allocation*	1.00
1290 High Yield Bond	0.80

*	Includes fees and expenses of other investment companies in which the Fund invests.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2019 (Unaudited)

1290 Asset Managers first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to 1290 Asset Managers the advisory fees waived or other expenses assumed and paid for by 1290 Asset Managers pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Fund to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Fund will be made unless the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by 1290 Asset Managers. During the six months ended April 30, 2019, the Funds did not incur recoupment fees. At April 30, 2019, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through				Total Eligible For Reimbursement
Funds:	2019	2020	2021	2022
1290 Convertible Securities	$—	$—	$—	$57,592	$57,592
1290 Diversified Bond	186,252	311,753	350,461	181,561	1,030,027
1290 DoubleLine Dynamic Allocation	—	—	—	93,235	93,235
1290 GAMCO Small/Mid Cap Value	100,712	198,074	292,540	187,267	778,593
1290 Global Talents	117,886	198,217	196,463	104,871	617,437
1290 High Yield Bond	—	—	—	89,241	89,241
1290 Low Volatility Global Equity	—	93,099	138,255	53,151	284,505
1290 Multi-Alternative Strategies	98,356	163,049	141,540	76,572	479,517
1290 Retirement 2020	—	96,299	139,205	60,006	295,510
1290 Retirement 2025	—	96,317	140,647	68,007	304,971
1290 Retirement 2030	—	95,969	136,903	53,771	286,643
1290 Retirement 2035	—	96,339	139,321	58,334	293,994
1290 Retirement 2040	—	96,423	136,054	51,406	283,883
1290 Retirement 2045	—	97,023	138,025	54,019	289,067
1290 Retirement 2050	—	96,472	136,781	51,886	285,139
1290 Retirement 2055	—	96,529	136,944	51,594	285,067
1290 Retirement 2060	—	96,563	136,329	51,345	284,237
1290 SmartBeta Equity	80,965	198,111	208,207	110,284	597,567

During the six months ended April 30, 2019, the Distributor voluntarily waived distribution fees for the Funds’ Class T shares. These amounts as follows are not eligible for recoupment:

Funds:	Voluntary Waivers
1290 GAMCO Small/Mid Cap Value	$157
1290 High Yield Bond	157
1290 SmartBeta Equity	153

During the six months ended April 30, 2019, FMG LLC voluntarily waived fees for certain Funds. The amounts waived were as follows and are not eligible for recoupment:

Funds:	Voluntary Waivers
1290 Convertible Securities	$29,400
1290 DoubleLine Dynamic Allocation	59,779
1290 High Yield Bond	44,745

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

April 30, 2019 (Unaudited)

Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A and Class T shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. The Distributor has advised the Funds that for the six months ended April 30, 2019, the proceeds retained from sales and redemptions are as follows:

	Class A		Class T
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge	Front End Sales Charge
1290 Convertible Securities	$2,744	$—	$—
1290 Diversified Bond	9,124	—	—
1290 DoubleLine Dynamic Allocation	9,233	—	—
1290 GAMCO Small/Mid Cap Value	21,098	—	—
1290 Global Talents	8,594	—	—
1290 High Yield Bond	318	—	—
1290 Multi-Alternative Strategies	2,125	—	—
1290 SmartBeta Equity	11,449	—	—

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

Note 4	Percentage of Ownership by Affiliates

At April 30, 2019, 1290 Asset Managers and AXA Equitable held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Convertible Securities	90%
1290 Diversified Bond Managers	54
1290 DoubleLine Dynamic Allocation	90
1290 GAMCO Small/Mid Cap Value	40
1290 Global Talents	90
1290 High Yield Bond	79
1290 Low Volatility Global Equity	86
1290 Multi-Alternative Strategies	55
1290 Retirement 2020	100
1290 Retirement 2025	100
1290 Retirement 2030	100
1290 Retirement 2035	100
1290 Retirement 2040	100
1290 Retirement 2045	100
1290 Retirement 2050	100
1290 Retirement 2055	100
1290 Retirement 2060	100
1290 SmartBeta Equity	60

Note 5	Subsequent Events

The Adviser evaluated subsequent events from April 30, 2019, the date of these financial statements, through the date these financial statements were issued. There were no subsequent events to disclose.

PROXY VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders held on November 1, 2018, shareholders of the 1290 Retirement 2060 Fund approved a new investment advisory agreement between AXA Equitable Funds Management Group, LLC dba 1290 Asset Managers® (the “Adviser”) and the Trust, on behalf of the 1290 Retirement 2060 Fund. The results of the shareholder vote are as follows:

Fund	For	Against	Abstain
1290 Retirement 2060 Fund	250,001.145	0.000	0.000

At a Special Meeting of Shareholders held on November 1, 2018, shareholders of the 1290 Retirement 2060 Fund approved upon a Change of Control Event prompted by the Sell-Down Plan, a new investment advisory agreement between the Adviser and the Trust, on behalf of the 1290 Retirement 2060 Fund, and under certain circumstances, any future advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

Fund	For	Against	Abstain
1290 Retirement 2060 Fund	250,001.145	0.000	0.000

At a Special Meeting of Shareholders held on November 27, 2018, shareholders of the 1290 Retirement 2030 Fund approved a new investment advisory agreement between AXA Equitable Funds Management Group, LLC dba 1290 Asset Managers® (the “Adviser”) and the Trust, on behalf of the 1290 Retirement 2030 Fund. The results of the shareholder vote are as follows:

Fund	For	Against	Abstain
1290 Retirement 2030 Fund	286,711.055	0.000	313.053

At a Special Meeting of Shareholders held on November 27, 2018, shareholders of the 1290 Retirement 2030 Fund approved upon a Change of Control Event prompted by the Sell-Down Plan, a new investment advisory agreement between the Adviser and the Trust, on behalf of the 1290 Retirement 2030 Fund, and under certain circumstances, any future advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan. The results of the shareholder vote are as follows:

Fund	For	Against	Abstain
1290 Retirement 2030 Fund	154,055.232	132,655.823	313.053

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-310-0416 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.1290Funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, this information was filed on Form N-Q. These filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Visit the Funds’ Website: 1290Funds.com

Must be accompanied or preceded by a Prospectus. 1290 Funds are distributed by ALPS Distributors, Inc.	DFIN#752513

© 2019 AXA Equitable Life Insurance Company. All rights reserved.

1290 Avenue of the Americas, New York, NY 10104.

AXA Equitable Life Insurance Company

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 27, 2019

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
June 27, 2019